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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 to June 30, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2005

Classes I and S

DOMESTIC EQUITY INDEX PORTFOLIOS
▪	ING VP Index Plus LargeCap Portfolio
▪	ING VP Index Plus MidCap Portfolio
▪	ING VP Index Plus SmallCap Portfolio

STRATEGIC ALLOCATION PORTFOLIOS
▪	ING VP Strategic Allocation Balanced Portfolio
▪	ING VP Strategic Allocation Growth Portfolio
▪	ING VP Strategic Allocation Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrants’ website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrants’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent[1]. It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in  our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.
Sincerely,

James M. Hennessy President ING Funds July 27, 2005

1               Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then trading at just under 13 times current fiscal year

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2005

earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth in check. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1)  The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4)  The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Index Plus LargeCap Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*

Actual Fund Return
Class I	$ 1,000.00	$998.00	0.44%	$2.18
Class S	1,000.00	997.30	0.69	3.42
Hypothetical (5% return before expenses)
Class I	$ 1,000.00	$1,022.61	0.44%	$2.21
Class S	1,000.00	1,021.37	0.69	3.46

*            Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP Index Plus MidCap Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,033.00	0.50%	$2.52
Class S	1,000.00	1,031.60	0.75	3.78
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.32	0.50%	$2.51
Class S	1,000.00	1,021.08	0.75	3.76

ING VP Index Plus SmallCap Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,018.30	0.49%	$2.45
Class S	1,000.00	1,017.20	0.74	3.70
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,021.12	0.74	3.71

ING VP Strategic Allocation Balanced Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,006.50	0.70%	$3.48
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.32	0.70%	$3.51
Class S	1,000.00	1,020.08	0.95	4.76

ING VP Strategic Allocation Balanced Portfolio	Beginning Account Value June 7, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*

Actual Fund Return
Class S†	$1,000.00	$988.00	0.95%	$0.60
Hypothetical (5% return before expenses)
Class S†	$1,000.00	$1,002.55	0.95%	$0.60

†            This class had less than six months of operations during the period. Performance for VP Strategic Allocation Balanced Portfolio Class S used in the calculation is the return since June 7, 2005, the Class S commencement of operations.

*            Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**     Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 23/365 (to reflect the number of days since the class inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP Strategic Allocation Growth Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,001.40	0.75%	$3.72
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76

ING VP Strategic Allocation Income Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,012.30	0.65%	$3.24
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.57	0.65%	$3.26

*            Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING
	VP Index Plus	VP Index Plus	VP Index Plus
	LargeCap	MidCap	SmallCap
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$1,824,061,362	$933,564,252	$560,807,023
Short-term investments at amortized cost	219,629,182	165,907,598	70,511,579
Repurchase agreement	25,746,000	6,525,000	4,467,000
Cash	428	956	186
Cash collateral for futures	819,000	—	—
Receivables:
Investment securities sold	—	37,435,973	5,158,205
Fund shares sold	104,968,174	2,468,344	34,518,737
Dividends and interest	1,933,406	540,882	344,895
Prepaid expenses	43,782	19,637	8,926
Total assets	2,177,201,334	1,146,462,642	675,816,551
LIABILITIES:
Payable for investment securities purchased	100,754,385	18,250,720	41,112,893
Payable for fund shares redeemed	1,960,109	22,306,915	448,255
Payable for futures variation margin	96,200	—	—
Payable upon receipt of securities loaned	219,629,182	165,907,598	70,511,579
Payable to affiliates	648,031	396,747	233,550
Payable for director fees	11,150	13,929	2,852
Other accrued expenses and liabilities	112,676	50,802	22,540
Total liabilities	323,211,733	206,926,711	112,331,669
NET ASSETS	$1,853,989,601	$939,535,931	$563,484,882
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,001,263,951	$750,844,123	$469,781,799
Undistributed net investment income	33,605,473	7,765,609	2,949,489
Accumulated net realized gain (loss) on investments and futures	(298,716,571)	105,898,717	43,878,602
Net unrealized appreciation on investments and futures	117,836,748	75,027,482	46,874,992
NET ASSETS	$1,853,989,601	$939,535,931	$563,484,882

+Including securities loaned at value	$213,085,513	$160,926,013	$68,522,384
*Cost of investments in securities	$1,705,978,896	$858,536,770	$513,932,031
Class I:
Net Assets	$1,445,610,207	$738,700,448	$325,841,879
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	97,743,289	39,367,070	19,519,017
Net asset value and redemption price per share	$14.79	$18.76	$16.69
Class S:
Net Assets	$408,379,394	$200,835,483	$237,643,003
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	27,804,475	10,784,062	14,351,051
Net asset value and redemption price per share	$14.69	$18.62	$16.56

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING
	VP Strategic	VP Strategic	VP Strategic
	Allocation	Allocation	Allocation
	Balanced	Growth	Income
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$261,635,224	$259,286,635	$136,132,705
Short-term investments**	71,271,882	41,174,711	47,837,451
Repurchase agreement	10,064,000	8,307,000	8,678,000
Cash	8,044	13,418	8,239
Cash collateral for futures	17,301	8,687	29,854
Foreign currencies at value***	54,695	82,982	23,836
Receivables:
Investment securities sold	6,018,067	8,140,319	2,949,152
Fund shares sold	8,084	—	—
Dividends and interest	667,695	471,170	501,927
Variation margin	6,313	4,500	10,469
Prepaid expenses	6,972	6,774	4,038
Reimbursement due from manager	82,369	—	48,999
Total assets	349,840,646	317,496,196	196,224,670
LIABILITIES:
Payable for investment securities purchased	20,704,745	13,333,405	15,403,759
Payable for fund shares redeemed	333,835	—	—
Payable for futures variation margin	7,831	3,313	7,519
Payable upon receipt of securities loaned	41,440,393	33,280,937	25,663,578
Unrealized depreciation on forward currency contracts	25	47,744	6
Payable to affiliates	154,913	147,366	83,616
Payable for director fees	19,239	6,212	4,505
Other accrued expenses and liabilities	36,230	37,706	34,117
Total liabilities	62,697,211	46,856,683	41,197,100
NET ASSETS	$287,143,435	$270,639,513	$155,027,570
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$260,197,828	$245,647,795	$139,695,455
Undistributed net investment income	6,807,827	5,330,009	4,933,055
Accumulated net realized gain (loss) on investments,
foreign currency related transactions and futures	(2,874,228)	(7,908,667)	1,363,077
Net unrealized appreciation on investments,
foreign currency related transactions and futures	23,012,008	27,570,376	9,035,983
NET ASSETS	$287,143,435	$270,639,513	$155,027,570

+ Including securities loaned at value	$40,466,569	$32,436,159	$25,094,622
* Cost of investments in securities	$238,604,014	$231,661,995	$127,088,905
** Cost of short-term investments	$71,274,320	$41,175,412	$47,839,281
*** Cost of foreign currencies	$54,923	$83,359	$23,966
Class I:
Net Assets	$287,029,213	$270,639,513	$155,027,570
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	20,495,485	18,305,507	11,744,554
Net asset value and redemption price per share	$14.00	$14.78	$13.20
Class S:
Net Assets	$114,222	n/a	n/a
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	8,157	n/a	n/a
Net asset value and redemption price per share	$14.00	n/a	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING
	VP Index Plus	VP Index Plus	VP Index Plus
	LargeCap	MidCap	SmallCap
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$13,842,262	$5,733,585	$2,529,827
Interest	195,482	119,900	80,993
Securities lending income	68,289	31,714	82,871
Total investment income	14,106,033	5,885,199	2,693,691
EXPENSES:
Investment management fees	2,866,482	1,691,937	913,775
Distribution and service fees:
Class S	231,694	202,117	190,774
Transfer agent fees	1,090	795	724
Administrative service fees	450,434	232,634	125,640
Shareholder reporting expense	53,535	39,616	11,305
Registration fees	11,900	5,654	2,671
Professional fees	53,929	30,880	17,929
Custody and accounting expense	97,360	41,630	33,460
Director fees	68,505	37,486	12,051
Miscellaneous expense	42,318	20,085	7,992
Total expenses	3,877,247	2,302,834	1,316,321
Net investment income	10,228,786	3,582,365	1,377,370
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
Investments	65,082,727	46,570,618	19,101,699
Futures	(859)	(391,507)	—
Net realized gain on investments and futures	65,081,868	46,179,111	19,101,699
Net change in unrealized appreciation or depreciation on:
Investments	(73,255,500)	(18,300,860)	(8,771,859)
Futures	(245,718)	(20,748)	—
Net change in unrealized appreciation or depreciation on investments and futures	(73,501,218)	(18,321,608)	(8,771,859)
Net realized and unrealized gain (loss) on investments and futures	(8,419,350)	27,857,503	10,329,840
Increase in net assets resulting from operations	$1,809,436	$31,439,868	$11,707,210

* Foreign taxes withheld	$—	$—	$2,929

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING
	VP Strategic	VP Strategic	VP Strategic
	Allocation	Allocation	Allocation
	Balanced	Growth	Income
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,695,956	$2,180,980	$642,996
Interest	1,789,884	752,605	1,644,607
Securities lending income	38,168	17,779	32,002
Total investment income	3,524,008	2,951,364	2,319,605
EXPENSES:
Investment management fees	822,555	795,117	451,855
Distribution and service fees:
Class S	15	—	—
Transfer agent fees	476	472	475
Administrative service fees	75,398	72,883	41,419
Shareholder reporting expense	74,240	69,720	45,306
Professional fees	6,372	6,674	4,468
Custody and accounting expense	36,562	33,040	22,811
Director fees	22,408	6,776	4,177
Miscellaneous expense	9,604	8,212	6,492
Total expenses	1,047,630	992,894	577,003
Net waived and reimbursed fees	(87,405)	—	(87,136)
Net expenses	960,225	992,894	489,867
Net investment income	2,563,783	1,958,470	1,829,738
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain on:
Investments	6,522,121	8,107,045	3,598,706
Foreign currency related transactions	6,718	9,963	3,396
Futures	89,842	83,687	305,814
Net realized gain on investments, foreign currency related transactions and futures	6,618,681	8,200,695	3,907,916
Net change in unrealized appreciation or depreciation on:
Investments	(7,163,492)	(9,551,219)	(3,914,321)
Foreign currency related transactions	(1,977)	(53,182)	(1,099)
Futures	(15,555)	(7,466)	35,334
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(7,181,024)	(9,611,867)	(3,880,086)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(562,343)	(1,411,172)	27,830
Increase in net assets resulting from operations	$2,001,440	$547,298	$1,857,568

* Foreign taxes withheld	$44,488	$76,746	$17,442

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Index Plus LargeCap Portfolio		ING VP Index Plus MidCap Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$10,228,786	$23,455,428	$3,582,365	$4,299,094
Net realized gain on investments and futures	65,081,868	121,117,187	46,179,111	69,894,427
Net change in unrealized appreciation or depreciation on investments and futures	(73,501,218)	10,595,631	(18,321,608)	29,913,921
Net increase in net assets resulting from operations	1,809,436	155,168,246	31,439,868	104,107,442
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(14,620,495)	—	(2,309,221)
Class S	—	(956,759)	—	(201,138)
Total distributions	—	(15,577,254)	—	(2,510,359)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	310,980,573	191,210,173	151,251,299	282,702,113
Dividends reinvested	—	15,577,254	—	2,510,359
	310,980,573	206,787,427	151,251,299	285,212,472
Cost of shares redeemed	(98,873,760)	(155,103,522)	(44,176,722)	(56,961,651)
Net increase in net assets resulting from capital share transactions	212,106,813	51,683,905	107,074,577	228,250,821
Net increase in net assets	213,916,249	191,274,897	138,514,445	329,847,904
NET ASSETS:
Beginning of period	1,640,073,352	1,448,798,455	801,021,486	471,173,582
End of period	$1,853,989,601	$1,640,073,352	$939,535,931	$801,021,486
Undistributed net investment income at end of period	$33,605,473	$23,379,704	$7,765,609	$4,183,244

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING VP Strategic Allocation
	ING VP Index Plus SmallCap Portfolio		Balanced Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$1,377,370	$1,604,197	$2,563,783	$4,209,887
Net realized gain on investments, foreign
currency related transactions and futures	19,101,699	28,787,822	6,618,681	14,679,073
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(8,771,859)	28,521,333	(7,181,024)	5,481,991
Net increase in net assets resulting from operations	11,707,210	58,913,352	2,001,440	24,370,951
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(344,735)	—	(2,985,052)
Class S	—	(35,479)	—	—
Net realized gains:
Class I	—	(1,191,454)	—	—
Class S	—	(185,150)	—	—
Total distributions	—	(1,756,818)	—	(2,985,052)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	167,873,548	185,074,686	29,971,656	54,922,497
Dividends reinvested	—	1,756,818	—	2,985,052
	167,873,548	186,831,504	29,971,656	57,907,549
Cost of shares redeemed	(29,429,122)	(15,108,969)	(13,121,456)	(19,838,875)
Net increase in net assets resulting from capital share transactions	138,444,426	171,722,535	16,850,200	38,068,674
Net increase in net assets	150,151,636	228,879,069	18,851,640	59,454,573
NET ASSETS:
Beginning of period	413,333,246	184,454,177	268,291,795	208,837,222
End of period	$563,484,882	$413,333,246	$287,143,435	$268,291,795
Undistributed net investment income at end of period	$2,949,489	$1,572,119	$6,807,827	$4,244,044

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Strategic Allocation		ING VP Strategic Allocation
	Growth Portfolio		Income Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$1,958,470	$3,394,460	$1,829,738	$3,065,545
Net realized gain on investments, foreign currency related transactions and futures	8,200,695	18,661,170	3,907,916	6,969,341
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(9,611,867)	5,775,066	(3,880,086)	1,162,931
Net increase in net assets resulting from operations	547,298	27,830,696	1,857,568	11,197,817
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(2,501,616)	—	(2,661,534)
Total distributions	—	(2,501,616)	—	(2,661,534)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,193,925	32,322,543	15,873,528	30,670,847
Dividends reinvested	—	2,501,616	—	2,661,534
	21,193,925	34,824,159	15,873,528	33,332,381
Cost of shares redeemed	(14,596,171)	(15,918,306)	(14,192,039)	(26,008,253)
Net increase in net assets resulting from capital share transactions	6,597,754	18,905,853	1,681,489	7,324,128
Net increase in net assets	7,145,052	44,234,933	3,539,057	15,860,411
NET ASSETS:
Beginning of period	263,494,461	219,259,528	151,488,513	135,628,102
End of period	$270,639,513	$263,494,461	$155,027,570	$151,488,513
Undistributed net investment income at end of period	$5,330,009	$3,371,539	$4,933,055	$3,103,317

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS LARGECAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$14.82	13.54	10.85	13.86	16.73	20.87
Income (loss) from investment operations:
Net investment income	$0.09 *	0.22	0.14	0.14	0.15	0.13
Net realized and unrealized gain (loss) on investments	$(0.12)	1.20	2.68	(3.12)	(2.40)	(1.99)
Total from investment operations	$(0.03)	1.42	2.82	(2.98)	(2.25)	(1.86)
Less distributions from:
Net investment income	$—	0.14	0.13	0.03	0.13	0.14
Net realized gain on investments	$—	—	—	—	0.49	2.14
Total distributions	$—	0.14	0.13	0.03	0.62	2.28
Net asset value, end of period	$14.79	14.82	13.54	10.85	13.86	16.73
Total Return(1)%	(0.20)	10.58	26.14	(21.53)	(13.62)	(9.41)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,445,610	1,511,946	1,389,298	943,520	1,165,893	1,248,768
Ratios to average net assets:
Expenses(2)%	0.44	0.44	0.43	0.45	0.45	0.44
Net investment income(2)%	1.27	1.55	1.33	1.18	1.05	0.73
Portfolio turnover rate %	74	70	88	139	125	111

	Class S
	Six Months Ended June 30,	Year Ended December 31,				July 16, 2001(3) to December 31,
	2005	2004		2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$14.73	13.49		10.83	13.86	14.80
Income (loss) from investment operations:
Net investment income	$0.08 *	0.19	*	0.15	0.12	— *
Net realized and unrealized gain (loss) on investments	$(0.12)	1.18		2.63	(3.13)	(0.83)
Total from investment operations	$(0.04)	1.37		2.78	(3.01)	(0.83)
Less distributions from:
Net investment income	$—	0.13		0.12	0.02	0.11
Net realized gain on investments	$—	—		—	—	—
Total distributions	$—	0.13		0.12	0.02	0.11
Net asset value, end of period	$14.69	14.73		13.49	10.83	13.86
Total Return(1)%	(0.27)	10.26		25.84	(21.74)	(5.56)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$408,379	128,127		59,500	4,597	821
Ratios to average net assets:
Expenses(2)%	0.69	0.69		0.68	0.71	0.69
Net investment income(2)%	1.08	1.39		1.11	0.93	0.80
Portfolio turnover rate %	74	70		88	139	125

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Commencement of operations.

*	Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP INDEX PLUS MIDCAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$18.16	15.64	11.86	13.54	14.67	12.40
Income (loss) from investment operations:
Net investment income	$0.07	0.09	0.09	0.04	0.07	0.04
Net realized and unrealized gain (loss) on investments	$0.53	2.50	3.75	(1.67)	(0.26)	2.43
Total from investment operations	$0.60	2.59	3.84	(1.63)	(0.19)	2.47
Less distributions from:
Net investment income	$—	0.07	0.06	0.05	0.03	—
Net realized gain on investments	$—	—	—	—	0.91	0.20
Total distributions	$—	0.07	0.06	0.05	0.94	0.20
Net asset value, end of period	$18.76	18.16	15.64	11.86	13.54	14.67
Total Return(1)%	3.30	16.59	32.45	(12.09)	(1.32)	19.91

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$738,700	678,869	451,213	251,674	161,663	94,727
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.50	0.49	0.50	0.53	0.55	0.58
Gross expenses prior to expense reimbursement(2)%	0.50	0.49	0.50	0.53	0.55	0.62
Net investment income after expense reimbursement(2)(3)%	0.89	0.73	0.78	0.61	0.77	0.66
Portfolio turnover rate %	94	108	113	139	189	154

	Class S
	Six Months Ended June 30, 2005						July 16, 2001(4) to December 31, 2001

			Year Ended December 31,
			2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$18.05		15.57		11.83	13.52	13.58
Income (loss) from investment operations:
Net investment income	$0.06	*	0.07	*	0.04	0.01	—
Net realized and unrealized gain (loss) on investments	$0.51		2.47		3.74	(1.66)	(0.06)
Total from investment operations	$0.57		2.54		3.78	(1.65)	(0.06)
Less distributions from:
Net investment income	$—		0.06		0.04	0.04	—
Net realized gain on investments	$—		—		—	—	—
Total distributions	$—		0.06		0.04	0.04	—
Net asset value, end of period	$18.62		18.05		15.57	11.83	13.52
Total Return(1)%	3.16		16.35		32.06	(12.26)	(0.44)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$200,835		122,153		19,960	5,917	830
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.75		0.74		0.75	0.78	0.80
Gross expenses prior to expense reimbursement(2)%	0.75		0.74		0.75	0.78	0.80
Net investment income after expense reimbursement(2)(3)%	0.65		0.45		0.54	0.37	0.51
Portfolio turnover rate %	94		108		113	139	189

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)	Annualized for periods less than one year.

(4)	Commencement of operations.

*	Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP INDEX PLUS SMALLCAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$16.39	13.52	9.95	11.60	11.97	10.90
Income (loss) from investment operations:
Net investment income	$0.05	0.07	0.03	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments	$0.25	2.90	3.56	(1.53)	0.25	1.05
Total from investment operations	$0.30	2.97	3.59	(1.52)	0.27	1.07
Less distributions from:
Net investment income	$—	0.02	0.02	0.01	0.02	—
Net realized gain on investments	$—	0.08	—	0.12	0.62	—
Total distributions	$—	0.10	0.02	0.13	0.64	—
Net asset value, end of period	$16.69	16.39	13.52	9.95	11.60	11.97
Total Return(1)%	1.83	22.07	36.15	(13.21)	2.41	9.82

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$325,842	303,041	168,035	86,494	46,547	20,484
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.49	0.49	0.56	0.58	0.60	0.60
Gross expenses prior to expense reimbursement(2)%	0.49	0.49	0.56	0.63	0.71	0.86
Net investment income after expense reimbursement(2)(3)%	0.68	0.64	0.37	0.30	0.35	0.28
Portfolio turnover rate %	74	94	120	134	134	142

	Class S
	Six Months Ended June 30, 2005						July 16, 2001(4) to December 31, 2001

			Year Ended December 31,
			2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$16.28		13.46		9.92	11.58	11.40
Income (loss) from investment operations:
Net investment income (loss)	$0.04	**	0.06	**	0.01	0.00 *	—
Net realized and unrealized gain (loss) on investments	$0.24		2.86		3.54	(1.53)	0.18
Total from investment operations	$0.28		2.92		3.55	(1.53)	0.18
Less distributions from:
Net investment income	$—		0.02		0.01	0.01	—
Net realized gain on investments	$—		0.08		—	0.12	—
Total distributions	$—		0.10		0.01	0.13	—
Net asset value, end of period	$16.56		16.28		13.46	9.92	11.58
Total Return(1)%	1.72		21.74		35.83	(13.39)	1.58

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$237,643		110,292		16,419	4,014	690
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.74		0.74		0.80	0.84	0.85
Gross expenses prior to expense reimbursement(2)%	0.74		0.74		0.80	0.88	0.96
Net investment income after expense reimbursement(2)(3)%	0.45		0.45		0.13	0.05	0.10
Portfolio turnover rate %	74		94		120	134	134

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)	Annualized for periods less than one year.

(4)	Commencement of operations.

*	Amount represents less than $0.01.

**	Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$13.91	12.78	10.86	12.31	13.58	13.77
Income (loss) from investment operations:
Net investment income	$0.13	0.20	0.18	0.20	0.29	0.35
Net realized and unrealized gain (loss) on investments	$(0.04)	1.09	1.92	(1.36)	(1.23)	(0.29)
Total from investment operations	$0.09	1.29	2.10	(1.16)	(0.94)	0.06
Less distributions from:
Net investment income	$—	0.16	0.18	0.29	0.33	0.09
Net realized gain on investments	$—	—	—	—	—	0.16
Total distributions	$—	0.16	0.18	0.29	0.33	0.25
Net asset value, end of period	$14.00	13.91	12.78	10.86	12.31	13.58
Total Return(1)%	0.65	10.23	19.47	(9.54)	(6.99)	0.41

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$287,029	268,292	208,837	158,169	181,296	189,109
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.70	0.70	0.70	0.70	0.70	0.70
Gross expenses prior to expense reimbursement(2)%	0.76	0.70	0.74	0.77	0.74	0.75
Net investment income after expense reimbursement(2)(3)%	1.87	1.77	1.75	1.71	2.39	2.53
Portfolio turnover rate %	276	262	278	267	195	213

Class S
June 7,
2005(4) to
June 30,
2005

Per Share Operating Performance:
Net asset value, beginning of period	$14.17
Income (loss) from investment operations:
Net investment income	$0.02
Net realized and unrealized gain (loss) on investments	$(0.19)
Total from investment operations	$(0.17)
Less distributions from:
Net investment income	$—
Net realized gain on investments	$—
Total distributions	$—
Net asset value, end of period	$14.00
Total Return(1)%	(1.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$114
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.95
Gross expenses prior to expense reimbursement(2)%	1.01
Net investment income after expense reimbursement(2)(3)%	1.63
Portfolio turnover rate %	276

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)	The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)	Annualized for periods less than one year.

(4)	Commencement of operations

See Accompanying Notes to Financial Statements.

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Class I
		Six Months
		Ended
		June 30,	Year Ended December 31,
		2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period		$14.76	13.32	10.81	12.75	14.65	14.92
Income (loss) from investment operations:
Net investment income		$0.10	0.18	0.15	0.13	0.20	0.23
Net realized and unrealized gain (loss) on investments		$(0.08)	1.41	2.47	(1.87)	(1.88)	(0.32)
Total from investment operations		$0.02	1.59	2.62	(1.74)	(1.68)	(0.09)
Less distributions from:
Net investment income		$—	0.15	0.11	0.20	0.22	0.06
Net realized gain on investments		$—	—	—	—	—	0.12
Total distributions		$—	0.15	0.11	0.20	0.22	0.18
Net asset value, end of period		$14.78	14.76	13.32	10.81	12.75	14.65
Total Return(1)%		0.14	12.01	24.34	(13.76)	(11.54)	(0.67)

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$270,640	263,494	219,260	165,733	197,038	216,319
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(2)(3)		$0.75	0.70	0.75	0.75	0.74	0.75
Gross expenses prior to expense reimbursement/recoupment(2)		$0.75	0.70	0.74	0.77	0.74	0.75
Net investment income after expense reimbursement(2)(3)		$1.48	1.46	1.32	1.14	1.58	1.59
Portfolio turnover rate	%	218	205	232	271	247	215

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)	The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$13.04	12.31	11.09	11.99	12.84	12.49
Income (loss) from investment operations:
Net investment income	$0.15	0.25	0.25	0.27	0.38	0.49
Net realized and unrealized gain (loss) on investments	$0.01	0.72	1.25	(0.78)	(0.68)	0.11
Total from investment operations	$0.16	0.97	1.50	(0.51)	(0.30)	0.60
Less distributions from:
Net investment income	$—	0.24	0.28	0.39	0.46	0.11
Net realized gain on investments	$—	—	—	—	0.09	0.14
Total distributions	$—	0.24	0.28	0.39	0.55	0.25
Net asset value, end of period	$13.20	13.04	12.31	11.09	11.99	12.84
Total Return(1)%	1.23	7.99	13.65	(4.34)	(2.37)	4.81

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$155,028	151,489	135,628	120,615	129,998	128,379
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.65	0.65	0.65	0.65	0.65	0.65
Gross expenses prior to expense reimbursement(2)%	0.77	0.70	0.74	0.77	0.76	0.76
Net investment income after expense reimbursement(2)(3)%	2.43	2.16	2.18	2.36	3.30	3.81
Portfolio turnover rate %	320	317	332	248	155	180

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)	The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Portfolios, Inc. and the ING Strategic Allocation Portfolios, Inc. are each registered under the Investment Company Act of 1940 as an open-end management investment company.

The ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are eight separate investment portfolios that comprise the ING Variable Portfolios, Inc. The three portfolios (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING VP Index Plus LargeCap Portfolio (“VP Index Plus LargeCap”), ING VP Index Plus MidCap Portfolio (“VP Index Plus MidCap”) and ING VP Index Plus SmallCap Portfolio (“VP Index Plus SmallCap”).

The ING Strategic Allocation Portfolios, Inc. is a company incorporated under the laws of Maryland on October 14, 1994. There are three separate investment portfolios (each a “Portfolio”, collectively the “Portfolios”) that comprise the ING Strategic Allocation Portfolios: ING VP Strategic Allocation Balanced Portfolio (“VP Strategic Allocation Balanced”), ING VP Strategic Allocation Growth Portfolio (“VP Strategic Allocation Growth”) and ING VP Strategic Allocation Income Portfolio (“VP Strategic Allocation Income”).

Each Portfolio offers Class I and Class S shares. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including shareholder servicing fees.

ING Investments, LLC (“ING Investments” or the “Investment Manager”), an Arizona limited liability company, serves as the Investment Manager to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to the Portfolios. ING Funds Distributor, LLC (the “Distributor”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.    Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

B.    Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.    Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)   Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.    Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.    Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.     Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.    Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.    Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Fund is delayed or prevented from exercising its

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.     Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.     Swap Contracts. VP Strategic Allocation Balanced, VP Strategic Allocation Growth and VP Strategic Allocation Income may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

K.    Illiquid and Restricted Securities. VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap each may not invest more than 10% of its net assets in illiquid securities. VP Strategic Allocation Balanced, VP Strategic Allocation Growth and VP Strategic Allocation Income each may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Each Portfolio may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

L.    Delayed Delivery Transactions. VP Strategic Allocation Balanced, VP Strategic Allocation Growth and VP Strategic Allocation Income Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

M.   Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, VP Strategic Allocation Balanced, VP Strategic Allocation Growth and VP Strategic Allocation Income Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
VP Index Plus LargeCap	$866,247,747	$662,767,487
VP Index Plus MidCap	548,153,817	428,724,557
VP Index Plus SmallCap	322,451,170	183,058,536
VP Strategic Allocation Balanced	198,920,764	196,507,062
VP Strategic Allocation Growth	210,186,265	209,001,598
VP Strategic Allocation Income	81,951,198	92,491,586

U.S. Government securities not included above were as follows:

	Purchases	Sales
VP Strategic Allocation Balanced	$189,500,031	$186,028,952
VP Strategic Allocation Growth	93,779,655	90,272,455
VP Strategic Allocation Income	156,049,046	158,195,549

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into Investment Management Agreements with the Investment Manager. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

VP Index Plus LargeCap	0.35%
VP Index Plus MidCap	0.40%
VP Index Plus SmallCap	0.40%
VP Strategic Allocation Balanced	0.60%
VP Strategic Allocation Growth	0.60%
VP Strategic Allocation Income	0.60%

The Investment Manager entered into a Sub-Advisory Agreement with ING IM. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Pursuant to the Administration Agreements ING Funds Services, LLC (“IFS”), an indirect wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION FEES

Each Class S share of the Portfolios has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of the Portfolio’s Class S shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate for expenses incurred in the distribution and promotion of the Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor a Distribution Fee at a rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2005, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued		Accrued
	Investment	Accrued	Shareholder
	Management	Administrative	Service and
	Fees	Fees	Distribution Fees	Total

VP Index Plus
LargeCap	$507,071	$79,680	$61,280	$648,031
VP Index Plus
MidCap	310,577	42,703	43,467	396,747
VP Index Plus
SmallCap	169,986	23,372	40,192	233,550
VP Strategic
Allocation
Balanced	141,892	13,006	15	154,913
VP Strategic
Allocation
Growth	134,992	12,374	—	147,366
VP Strategic
Allocation
Income	76,595	7,021	—	83,616

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS

ING Investments entered into written Expense Limitation Agreements with each of the Portfolios whereby the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S
VP Index Plus LargeCap	0.55%	0.80%
VP Index Plus MidCap	0.60%	0.85%
VP Index Plus SmallCap	0.60%	0.85%
VP Strategic Allocation Balanced	0.70%	0.95%
VP Strategic Allocation Growth	0.75%	1.00%
VP Strategic Allocation Income	0.65%	0.90%

The Investment Manager may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2005, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30,
	2006	2007	2008	Total
VP Index Plus SmallCap	$26,169	$—	$—	$26,169
VP Strategic Allocation
Balanced	143,044	10,441	—	153,485
VP Strategic Allocation
Income	161,447	87,027	77,711	248,474

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other Portfolios managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. For the six months ended June 30, 2005, the Portfolios did not utilize the line of credit.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
VP Index Plus LargeCap (Number of Shares)
Shares sold	1,641,168	8,889,677	19,965,385	5,001,173
Dividends reinvested	—	1,068,765	—	70,247
Shares redeemed	(5,920,418)	(7,643,602)	(856,511)	(787,541)
Shares redeemed in-kind	—	(2,913,370)	—	—
Net increase (decrease) in shares outstanding	(4,279,250)	(598,530)	19,108,874	4,283,879

VP Index Plus LargeCap ($)
Shares sold	$24,096,040	$122,481,061	$286,884,533	$68,729,012
Dividends reinvested	—	14,620,495	—	956,759
Shares redeemed	(86,467,356)	(105,248,123)	(12,406,404)	(10,524,903)
Shares redeemed in-kind	—	(39,330,496)	—	—
Net increase (decrease)	$(62,371,316)	$(7,477,063)	$274,478,129	$59,160,868

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
VP Index Plus MidCap (Number of Shares)
Shares sold	2,842,175	9,619,199	5,572,406	7,750,137
Dividends reinvested	—	140,464	—	12,294
Shares redeemed	(848,328)	(1,236,358)	(1,555,837)	(2,276,603)
Net increase in shares outstanding	1,993,847	8,523,305	4,016,569	5,485,828

VP Index Plus MidCap ($)
Shares sold	$51,480,429	$157,026,093	$99,770,870	$125,676,020
Dividends reinvested	—	2,309,221	—	201,138
Shares redeemed	(15,372,141)	(19,918,167)	(28,804,581)	(37,043,484)
Net increase	$36,108,288	$139,417,147	$70,966,289	$88,833,674

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
VP Index Plus SmallCap (Number of Shares)
Shares sold	1,889,201	6,523,878	8,612,876	6,055,432
Dividends reinvested	—	105,653	—	15,258
Shares redeemed	(856,624)	(568,096)	(1,036,100)	(516,330)
Net increase in shares outstanding	1,032,577	6,061,435	7,576,776	5,554,360

VP Index Plus SmallCap ($)
Shares sold	$29,848,355	$95,485,625	$138,025,193	$89,589,061
Dividends reinvested	—	1,536,189	—	220,629
Shares redeemed	(13,102,824)	(8,064,552)	(16,326,298)	(7,044,417)
Net increase	$16,745,531	$88,957,262	$121,698,895	$82,765,273

	Class I Shares		Class S Shares
	Six Months	Year	June 7, 2005(1)
	Ended	Ended	to
	June 30,	December 31,	June 30,
	2005	2004	2005
VP Strategic Allocation Balanced (Number of Shares)
Shares sold	2,160,044	4,211,659	8,163
Dividends reinvested	—	231,939	—
Shares redeemed	(945,332)	(1,498,108)	(6)
Net increase in shares outstanding	1,214,712	2,945,490	8,157

VP Strategic Allocation Balanced ($)
Shares sold	$29,857,262	$54,922,497	$114,394
Dividends reinvested	—	2,985,052	—
Shares redeemed	(13,121,374)	(19,838,875)	(82)
Net increase	$16,735,888	$38,068,674	$114,312

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
VP Strategic Allocation Growth (Number of Shares)
Shares sold	1,443,653	2,372,286
Dividends reinvested	—	185,718
Shares redeemed	(994,225)	(1,166,698)
Net increase in shares outstanding	449,428	1,391,306

VP Strategic Allocation Growth ($)
Shares sold	$21,193,925	$32,322,543
Dividends reinvested	—	2,501,616
Shares redeemed	(14,596,171)	(15,918,306)
Net increase	$6,597,754	$18,905,853

	Class I Shares
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
VP Strategic Allocation Income (Number of Shares)
Shares sold	1,220,857	2,441,577
Dividends reinvested	—	217,268
Shares redeemed	(1,092,756)	(2,058,477)
Net increase in shares outstanding	128,101	600,368

VP Strategic Allocation Income ($)
Shares sold	$15,873,528	$30,670,847
Dividends reinvested	—	2,661,534
Shares redeemed	(14,192,039)	(26,008,253)
Net increase	$1,681,489	$7,324,128

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2005, the Portfolios had securities on loan and received collateral with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral
VP Index Plus LargeCap	$213,085,513	$219,629,182
VP Index Plus MidCap	160,926,013	165,907,598
VP Index Plus SmallCap	68,522,384	70,511,579
VP Strategic Allocation Balanced	40,466,569	41,440,393
VP Strategic Allocation Growth	32,436,159	33,280,937
VP Strategic Allocation Income	25,094,622	25,663,578

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

There were no distributions to shareholders during the six months ended June 30, 2005. The tax composition of dividends and distributions to shareholders were as follows for the year ended December 31, 2004:

		Long-Term
	Ordinary Income	Capital Gains
VP Index Plus LargeCap	$15,577,254	$—
VP Index Plus MidCap	2,510,359	—
VP Index Plus SmallCap	1,133,154	623,664
VP Strategic Allocation Balanced	2,985,052	—
VP Strategic Allocation Growth	2,501,616	—
VP Strategic Allocation Income	2,661,534	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

	Undistributed	Undistributed	Unrealized	Capital
	Ordinary	Long-term	Appreciation	Loss	Expiration
	Income	Capital Gain	(Depreciation)	Carryforwards	Dates
VP Index Plus LargeCap	$23,352,911	$—	$106,752,485	$(46,238,036)	2009

				(181,519,180)	2010
				(51,431,965)	2011
				$(279,189,181)

VP Index Plus MidCap	35,530,346	34,379,827	87,341,767	$—

VP Index Plus SmallCap	18,935,012	9,828,822	53,232,039	$—

VP Strategic Allocation Balanced	4,228,888	—	27,548,763	$(6,833,484)	2010

VP Strategic Allocation Growth	3,373,413	—	34,356,165	$(1,869,622)	2009
				(11,415,536)	2010
				$(13,285,158)

VP Strategic Allocation Income	3,086,463	—	11,656,146	$(1,268,062)	2010

NOTE 12 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. The VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus LargeCap Portfolios currently limit investment in illiquid securities to 10% of the Portfolios’ net assets, at market value, at time of purchase. The VP Strategic Allocation Balanced, VP Strategic Allocation Growth and VP Strategic Allocation Income Portfolios limit investments in illiquid securities to 15%. Fair value for this security was determined by ING Funds Valuation Committee appointed by the Portfolio’s Board of Directors/Trustees.

			Initial			Percent
			Acquisition			of Net
Portfolio	Security	Shares	Date	Cost	Value	Assets
VP Index Plus SmallCap	MascoTech, Inc.	2,000	11/29/00	$—	$—	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of  Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•      ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•      Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•      ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•      In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF

ING’S U.S. MUTUAL FUNDS (continued)

compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•      ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•      ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•      The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•      ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•      ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2005, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date
VP Index Plus LargeCap
Class I	$0.1879	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.1795	$—	$—	July 6, 2005	June 30, 2005

VP Index Plus MidCap
Class I	$0.0854	$0.6262	$0.6856	July 6, 2005	June 30, 2005
Class S	$0.0717	$0.6262	$0.6856	July 6, 2005	June 30, 2005

VP Index Plus SmallCap
Class I	$0.0515	$0.5499	$0.3105	July 6, 2005	June 30, 2005
Class S	$0.0430	$0.5499	$0.3105	July 6, 2005	June 30, 2005

VP Strategic Allocation Balanced
Class I	$0.2064	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.2064	$—	$—	July 6, 2005	June 30, 2005

VP Strategic Allocation Growth
Class I	$0.1846	$—	$—	July 6, 2005	June 30, 2005

VP Strategic Allocation Income
Class I	$0.2630	$—	$—	July 6, 2005	June 30, 2005

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Industry Allocation

as of June 30, 2005

(as a percent of net assets)*

*	Excludes other assets and liabilities of -11.6% of net assets and 11.8% of net assets for short-term investments related to securities lending.
(1)	Includes seven industries which represent 2.0% - 3.0% of net assets
(2)	Includes four industries which represent 1.0% - 2.0% of net assets
(3)	Includes thirty-three industries which represent less than 1% of net assets

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.4%
		Advertising: 0.3%
59,050	@,L	Interpublic Group of Cos., Inc.	$719,229
50,200		Omnicom Group, Inc.	4,008,972
			4,728,201
		Aerospace/Defense: 2.2%
132,600		Boeing Co.	8,751,600
53,750		General Dynamics Corp.	5,887,775
4,000	L	Goodrich Corp.	163,840
1,750	L	L-3 Communications Holdings, Inc.	134,015
162,550		Lockheed Martin Corp.	10,544,618
62,531		Northrop Grumman Corp.	3,454,838
69,250		Raytheon Co.	2,709,060
26,950	L	Rockwell Collins, Inc.	1,284,976
162,400		United Technologies Corp.	8,339,240
			41,269,962
		Agriculture: 2.0%
359,000		Altria Group, Inc.	23,212,941
243,777		Archer-Daniels-Midland Co.	5,211,952
71,700		Monsanto Co.	4,507,779
31,200	L	Reynolds American, Inc.	2,458,560
44,340	L	UST, Inc.	2,024,564
			37,415,796
		Airlines: 0.0%
800		Southwest Airlines Co.	11,144
			11,144
		Apparel: 0.9%
147,300	@	Coach, Inc.	$4,944,861
17,300	L	Jones Apparel Group, Inc.	536,992
17,250	L	Liz Claiborne, Inc.	685,860
90,600	L	Nike, Inc.	7,845,960
10,600	L	Reebok Intl., Ltd.	443,398
41,300		VF Corp.	2,363,186
			16,820,257
		Auto Manufacturers: 0.2%
317,600	L	Ford Motor Co.	3,252,224
700	@	Navistar Intl. Corp.	22,400
13,737		PACCAR, Inc.	934,116
			4,208,740
		Auto Parts and Equipment: 0.1%
40,800	@,L	Goodyear Tire & Rubber Co.	607,920
27,250		Johnson Controls, Inc.	1,534,993
			2,142,913
		Banks: 6.1%
50,500	L	AmSouth Bancorporation	1,313,000
954,624		Bank of America Corp.	43,540,400
43,650		BB&T Corp.	1,744,691
42,700		Comerica, Inc.	2,468,060
1,900		Compass Bancshares, Inc.	85,500
15,200	L	First Horizon National Corp.	641,440
3,310	L	Huntington Bancshares, Inc.	79,903
105,200	L	KeyCorp	3,487,380
17,450	L	M & T Bank Corp.	1,835,042
28,300	L	Marshall & Ilsley Corp.	1,257,935
33,300		Mellon Financial Corp.	955,377
103,137		National City Corp.	3,519,034
70,125		North Fork Bancorporation, Inc.	1,969,811
32,200		Northern Trust Corp.	1,467,998
42,950		PNC Financial Services Group, Inc.	2,339,057
53,050		State Street Corp.	2,559,663
54,300		SunTrust Banks, Inc.	3,922,632
11,650		The Bank of New York Co., Inc.	335,287
293,847		U.S. Bancorp	8,580,332
252,486		Wachovia Corp.	12,523,306
268,950		Wells Fargo & Co.	16,561,940
12,650		Zions Bancorporation	930,155
			112,117,943
		Beverages: 2.6%
61,800		Anheuser-Busch Cos., Inc.	2,827,350
32,600	L	Brown-Forman Corp.	1,970,996
492,350	L	Coca-Cola Co.	20,555,612
28,250		Coca-Cola Enterprises, Inc.	621,783
11,500	L	Molson Coors Brewing Co.	713,000
37,550		Pepsi Bottling Group, Inc.	1,074,306
368,300		PepsiCo, Inc.	19,862,419
			47,625,466
		Biotechnology: 0.8%
198,340	@,L	Amgen, Inc.	11,991,636
37,950	@	Genzyme Corp.	2,280,416
500	@,L	Millipore Corp.	28,365
			14,300,417

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Building Materials: 0.2%
28,450		American Standard Cos., Inc.	$1,192,624
68,622		Masco Corp.	2,179,434
15,950	L	Vulcan Materials Co.	1,036,591
			4,408,649
		Chemicals: 1.5%
34,850		Air Products & Chemicals, Inc.	2,101,455
154,550		Dow Chemical Co.	6,882,111
160,050		E.I. du Pont de Nemours & Co.	6,883,750
13,250	L	Eastman Chemical Co.	730,738
19,050		Engelhard Corp.	543,878
1,200	@,L	Hercules, Inc.	16,980
10,000		International Flavors & Fragrances, Inc.	362,200
69,150		PPG Industries, Inc.	4,339,854
52,400		Praxair, Inc.	2,441,840
34,100	L	Rohm & Haas Co.	1,580,194
19,450	L	Sherwin-Williams Co.	915,901
10,400	L	Sigma-Aldrich Corp.	582,816
			27,381,717
		Commercial Services: 1.0%
183,874		Cendant Corp.	4,113,261
800	@	Convergys Corp.	11,376
56,237		Equifax, Inc.	2,008,223
13,000	L	H&R Block, Inc.	758,550
116,150		McKesson Corp.	5,202,358
43,600	L	Moody’s Corp.	1,960,256
95,650		Paychex, Inc.	3,112,451
34,550	L	R.R. Donnelley & Sons Co.	1,192,321
40,350	L	Robert Half Intl., Inc.	1,007,540
			19,366,336
		Computers: 5.0%
100	@,L	Affiliated Computer Services, Inc.	5,110
339,100	@	Apple Computer, Inc.	12,482,271
31,950	@	Computer Sciences Corp.	1,396,215
678,700	@	Dell, Inc.	26,815,436
40,850	L	Electronic Data Systems Corp.	786,363
656,850	@	EMC Corp.	9,005,414
464,768		Hewlett-Packard Co.	10,926,696
258,250		International Business Machines Corp.	19,162,149
19,450	@	Lexmark Intl., Inc.	1,260,944
50,000	@	NCR Corp.	1,756,000
98,200	@,L	Network Appliance, Inc.	2,776,114
1,247,650	@	Sun Microsystems, Inc.	4,653,735
41,650	@	Sungard Data Systems, Inc.	1,464,831
68,377	@	Unisys Corp.	432,826
			92,924,104
		Cosmetics/Personal Care: 2.0%
14,350		Alberto-Culver Co.	621,786
27,800		Avon Products, Inc.	1,052,230
93,650		Colgate-Palmolive Co.	4,674,072
151,900		Gillette Co.	7,690,697
440,200	L	Procter & Gamble Co.	23,220,549
			37,259,334
		Distribution/Wholesale: 0.1%
27,550		Genuine Parts Co.	1,132,029
12,750		W.W. Grainger, Inc.	698,573
			1,830,602
		Diversified Financial Services: 5.8%
204,100		American Express Co.	$10,864,242
18,000		Bear Stearns Cos., Inc.	1,870,920
39,100	L	Capital One Financial Corp.	3,128,391
31,450	L	Charles Schwab Corp.	354,756
56,700		CIT Group, Inc.	2,436,399
416,100		Citigroup, Inc.	19,236,302
154,800		Countrywide Financial Corp.	5,976,828
59,950	@,L	E*TRADE Financial Corp.	838,701
155,500	L	Fannie Mae	9,081,200
13,750	L	Federated Investors, Inc.	412,638
37,250		Franklin Resources, Inc.	2,867,505
105,300		Freddie Mac	6,868,719
69,950		Goldman Sachs Group, Inc.	7,136,299
56,200		JPMorgan Chase & Co.	1,984,984
109,250	L	Lehman Brothers Holdings, Inc.	10,846,339
18,975		MBNA Corp.	496,386
147,450		Merrill Lynch & Co., Inc.	8,111,225
194,100		Morgan Stanley	10,184,427
97,350	@,L	Providian Financial Corp.	1,716,281
67,750		SLM Corp.	3,441,700
1,900		T. Rowe Price Group, Inc.	118,940
			107,973,182
		Electric: 2.6%
99,750	@,L	AES Corp.	1,633,905
27,000	@	Allegheny Energy, Inc.	680,940
34,450	L	Ameren Corp.	1,905,085
61,900	L	American Electric Power Co., Inc.	2,282,253
42,200	L	CenterPoint Energy, Inc.	557,462
3,050	L	Cinergy Corp.	136,701
64,600	@,L	CMS Energy Corp.	972,876
34,700	L	Consolidated Edison, Inc.	1,625,348
27,399		Constellation Energy Group, Inc.	1,580,648
29,000		Dominion Resources, Inc.	2,128,310
176,300	L	Duke Energy Corp.	5,241,398
48,250		Edison Intl.	1,956,538
34,500	L	Entergy Corp.	2,606,475
59,150	L	Exelon Corp.	3,036,170
50,550	L	FirstEnergy Corp.	2,431,961
73,200	L	FPL Group, Inc.	3,078,792
4,250		NiSource, Inc.	105,103
59,250		PG&E Corp.	2,224,245
100		Pinnacle West Capital Corp.	4,445
28,350		PPL Corp.	1,683,423
7,350		Progress Energy, Inc.	332,514
37,950	L	Public Service Enterprise Group, Inc.	2,308,119
119,200	L	Southern Co.	4,132,664
35,700	L	TECO Energy, Inc.	675,087
65,000		TXU Corp.	5,400,849
12,900		Xcel Energy, Inc.	251,808
			48,973,119
		Electrical Components and Equipment: 0.2%
200	L	American Power Conversion Corp.	4,718
63,529		Emerson Electric Co.	3,978,821
			3,983,539

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Electronics: 0.4%
62,350	@	Agilent Technologies, Inc.	$1,435,296
30,300		Applera Corp.-Applied Biosystems Group	596,001
3,600	@,L	Fisher Scientific Intl., Inc.	233,640
24,650	@,L	Jabil Circuit, Inc.	757,495
19,100	L	Parker Hannifin Corp.	1,184,390
28,100		PerkinElmer, Inc.	531,090
160,550	@,L	Solectron Corp.	608,485
19,400		Tektronix, Inc.	451,438
24,550	@	Thermo Electron Corp.	659,659
19,750	@	Waters Corp.	734,108
			7,191,602
		Engineering and Construction: 0.0%
4,500	L	Fluor Corp.	259,155
			259,155
		Entertainment: 0.0%
27,200		International Game Technology	765,680
			765,680
		Environmental Control: 0.1%
90,050		Waste Management, Inc.	2,552,017
			2,552,017
		Food: 1.3%
12,200	L	Albertson’s, Inc.	252,296
51,500		Campbell Soup Co.	1,584,655
7,750		ConAgra Foods, Inc.	179,490
97,850		General Mills, Inc.	4,578,401
49,900		H.J. Heinz Co.	1,767,458
39,100	L	Hershey Co.	2,428,110
63,950		Kellogg Co.	2,841,938
10,950	@,L	Kroger Co.	208,379
19,050		McCormick & Co., Inc.	622,554
68,850	L	Safeway, Inc.	1,555,322
119,125		Sara Lee Corp.	2,359,866
53,450	L	SUPERVALU, Inc.	1,743,005
52,907		Wm. Wrigley Jr. Co.	3,642,117
			23,763,591
		Forest Products and Paper: 0.3%
41,350	L	Georgia-Pacific Corp.	1,314,930
7,800	L	International Paper Co.	235,638
19,800	L	Louisiana-Pacific Corp.	486,684
31,000		MeadWestvaco Corp.	869,240
24,600	L	Plum Creek Timber Co., Inc.	892,980
27,200		Temple-Inland, Inc.	1,010,480
			4,809,952
		Gas: 0.2%
23,550		KeySpan Corp.	958,485
41,900	L	Sempra Energy	1,730,889
			2,689,374
		Hand/Machine Tools: 0.2%
31,950		Black & Decker Corp.	2,870,708
5,300		Snap-On, Inc.	181,790
11,350	L	Stanley Works	516,879
			3,569,377
		Healthcare-Products: 3.7%
7,100	L	Bausch & Lomb, Inc.	$589,300
98,700		Baxter Intl., Inc.	3,661,770
68,050		Becton Dickinson & Co.	3,570,584
36,650	L	Biomet, Inc.	1,269,556
121,050	@	Boston Scientific Corp.	3,268,350
14,700		C.R. Bard, Inc.	977,697
128,400		Guidant Corp.	8,641,320
516,150		Johnson & Johnson	33,549,749
190,100		Medtronic, Inc.	9,845,279
52,250	@,L	St. Jude Medical, Inc.	2,278,623
18,550	@,L	Zimmer Holdings, Inc.	1,412,954
			69,065,182
		Healthcare-Services: 2.7%
116,800		Aetna, Inc.	9,673,376
65,500	L	HCA, Inc.	3,711,885
56,350	@	Humana, Inc.	2,239,349
21,100	@	Laboratory Corp. of America Holdings	1,052,890
14,400		Quest Diagnostics, Inc.	767,088
410,700		UnitedHealth Group, Inc.	21,413,898
160,700	@	WellPoint, Inc.	11,191,148
			50,049,634
		Home Furnishings: 0.1%
25,800		Leggett & Platt, Inc.	685,764
900		Maytag Corp.	14,094
9,800	L	Whirlpool Corp.	687,078
			1,386,936
		Household Products/Wares: 0.5%
15,450	L	Avery Dennison Corp.	818,232
26,800		Clorox Co.	1,493,296
21,700		Fortune Brands, Inc.	1,926,960
83,900		Kimberly-Clark Corp.	5,251,301
			9,489,789
		Housewares: 0.1%
42,050	L	Newell Rubbermaid, Inc.	1,002,472
			1,002,472
		Insurance: 6.2%
76,500	@@	ACE Ltd.	3,431,025
76,800		AFLAC, Inc.	3,323,904
255,750		Allstate Corp.	15,281,062
14,400		AMBAC Financial Group, Inc.	1,004,544
414,724		American Intl. Group, Inc.	24,095,463
49,850	L	Aon Corp.	1,248,244
72,050		Chubb Corp.	6,168,201
50,650		CIGNA Corp.	5,421,070
24,018		Cincinnati Financial Corp.	950,152
52,250	L	Hartford Financial Services Group, Inc.	3,907,255
21,275	L	Jefferson-Pilot Corp.	1,072,686
27,750		Lincoln National Corp.	1,302,030
27,906		Loews Corp.	2,162,715
20,800	L	MBIA, Inc.	1,233,648
291,900	L	MetLife, Inc.	13,117,985
25,900	L	MGIC Investment Corp.	1,689,198
47,500	L	Principal Financial Group	1,990,250
53,950		Progressive Corp.	5,330,800
140,900		Prudential Financial, Inc.	9,251,494
50,250		Safeco Corp.	2,730,585

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
106,200		St. Paul Travelers Cos., Inc.	$4,198,086
20,500		Torchmark Corp.	1,070,100
47,850	L	UnumProvident Corp.	876,612
53,350	@@,L	XL Capital Ltd.	3,970,307
			114,827,416
		Internet: 0.9%
95,800	@,L	eBay, Inc.	3,162,358
700	@,L	Monster Worldwide, Inc.	20,076
272,400	@,L	Symantec Corp.	5,921,976
205,150	@	Yahoo!, Inc.	7,108,448
			16,212,858
		Iron/Steel: 0.2%
1,100	L	Allegheny Technologies, Inc.	24,266
63,800		Nucor Corp.	2,910,556
44,950	L	United States Steel Corp.	1,544,932
			4,479,754
		Leisure Time: 0.4%
15,400		Brunswick Corp.	667,128
80,650	@@,L	Carnival Corp.	4,399,457
44,950	L	Harley-Davidson, Inc.	2,229,520
22,350	L	Sabre Holdings Corp.	445,883
			7,741,988
		Lodging: 0.4%
28,700	L	Harrah’s Entertainment, Inc.	2,068,409
62,000		Hilton Hotels Corp.	1,478,700
34,850		Marriott Intl., Inc.	2,377,467
26,850	L	Starwood Hotels & Resorts Worldwide, Inc.	1,572,605
			7,497,181
		Machinery-Diversified: 0.3%
16,850	L	Cummins, Inc.	1,257,179
39,150		Deere & Co.	2,563,933
27,550		Rockwell Automation, Inc.	1,341,961
			5,163,073
		Media: 2.9%
352,550	@,L	Comcast Corp.	10,823,285
100	L	Dow Jones & Co., Inc.	3,545
20,000	L	Gannett Co., Inc.	1,422,600
100	L	Knight-Ridder, Inc.	6,134
102,700	L	McGraw-Hill Cos., Inc.	4,544,475
10,800	L	Meredith Corp.	529,848
18,050	L	New York Times Co.	562,258
412,450		News Corp. - Class A	6,673,441
730,800	@	Time Warner, Inc.	12,211,668
18,700	L	Tribune Co.	657,866
23,100	@,L	Univision Communications, Inc.	636,405
247,600		Viacom, Inc.	7,928,152
326,100		Walt Disney Co.	8,211,198
			54,210,875
		Mining: 0.2%
28,400	@,L	Freeport-McMoRan Copper & Gold, Inc.	1,063,296
17,900		Phelps Dodge Corp.	1,655,750
			2,719,046
		Miscellaneous Manufacturing: 5.0%
121,900		3M Co.	$8,813,369
11,650		Cooper Industries Ltd.	744,435
73,800		Danaher Corp.	3,862,692
31,500		Dover Corp.	1,145,970
45,050	L	Eastman Kodak Co.	1,209,593
22,300		Eaton Corp.	1,335,770
1,680,400		General Electric Co.	58,225,859
229,350	L	Honeywell Intl., Inc.	8,401,091
42,950		Illinois Tool Works, Inc.	3,422,256
26,050	@@	Ingersoll-Rand Co. Ltd.	1,858,668
11,400		ITT Industries, Inc.	1,112,982
17,500	L	Pall Corp.	531,300
23,550		Textron, Inc.	1,786,268
32,000	@@,L	Tyco Intl. Ltd.	934,400
			93,384,653
		Office/Business Equipment: 0.2%
35,350		Pitney Bowes, Inc.	1,539,493
148,850	@,L	Xerox Corp.	2,052,641
			3,592,134
		Oil and Gas: 9.5%
12,800	L	Amerada Hess Corp.	1,363,328
39,550		Anadarko Petroleum Corp.	3,249,033
46,204		Apache Corp.	2,984,778
146,200		Burlington Resources, Inc.	8,076,088
512,100		ChevronTexaco Corp.	28,636,631
299,588		ConocoPhillips	17,223,314
181,900	L	Devon Energy Corp.	9,218,692
32,900	L	EOG Resources, Inc.	1,868,720
1,224,200		Exxon Mobil Corp.	70,354,773
21,850		Kerr-McGee Corp.	1,667,374
90,900	L	Marathon Oil Corp.	4,851,333
3,750	L	Noble Corp.	230,663
98,750		Occidental Petroleum Corp.	7,596,838
15,000	@,L	Rowan Cos., Inc.	445,650
25,300	L	Sunoco, Inc.	2,876,104
49,100	@	Transocean, Inc.	2,649,927
63,400		Unocal Corp.	4,124,170
97,400	L	Valero Energy Corp.	7,705,314
			175,122,730
		Oil and Gas Services: 0.2%
4,150	L	BJ Services Co.	217,792
66,850	L	Halliburton Co.	3,196,767
2,400	@,L	National-Oilwell Varco, Inc.	114,096
			3,528,655
		Packaging and Containers: 0.1%
27,650		Ball Corp.	994,294
29,550	@,L	Pactiv Corp.	637,689
12,800	@,L	Sealed Air Corp.	637,312
			2,269,295
		Pharmaceuticals: 5.5%
19,350	L	Allergan, Inc.	1,649,394
42,450	L	AmerisourceBergen Corp.	2,935,418
154,450		Bristol-Myers Squibb Co.	3,858,161
169,200		Cardinal Health, Inc.	9,742,536
180,350	@	Caremark Rx, Inc.	8,029,182
17,900	L	Eli Lilly & Co.	997,209
22,200	@	Express Scripts, Inc.	1,109,556
5,250	@,L	Forest Laboratories, Inc.	203,963

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
63,000	@	Gilead Sciences, Inc.	$2,771,370
23,200	@	Hospira, Inc.	904,800
57,666	@	King Pharmaceuticals, Inc.	600,880
39,704	@	Medco Health Solutions, Inc.	2,118,605
350,050		Merck & Co., Inc.	10,781,540
1,452,050		Pfizer, Inc.	40,047,538
395,300	L	Schering-Plough Corp.	7,534,418
600	@	Watson Pharmaceuticals, Inc.	17,736
212,050		Wyeth	9,436,225
			102,738,531
		Pipelines: 0.2%
9,050	L	El Paso Corp.	104,256
16,100	L	Kinder Morgan, Inc.	1,339,520
73,150	L	Williams Cos., Inc.	1,389,850
			2,833,626
		Real Estate Investment Trusts: 0.4%
14,250	L	Apartment Investment & Management Co.	583,110
64,200		Equity Office Properties Trust	2,125,020
39,700	L	Equity Residential	1,461,754
34,700	L	Simon Property Group, Inc.	2,515,403
			6,685,287
		Retail: 7.0%
3,200	@,L	Autonation, Inc.	65,664
100	@	Autozone, Inc.	9,246
42,000	@,L	Bed Bath & Beyond, Inc.	1,754,760
123,200		Best Buy Co., Inc.	8,445,359
32,750		Circuit City Stores, Inc.	566,248
72,850		Costco Wholesale Corp.	3,265,137
12,000		CVS Corp.	348,840
58,850		Darden Restaurants, Inc.	1,940,873
24,950		Dillard’s, Inc.	584,329
300		Dollar General Corp.	6,108
26,400		Family Dollar Stores, Inc.	689,040
45,800	L	Federated Department Stores, Inc.	3,356,224
132,050		Gap, Inc.	2,607,988
494,950		Home Depot, Inc.	19,253,554
72,350		J.C. Penney Co., Inc. Holding Co.	3,804,163
4,900	@,L	Kohl’s Corp.	273,959
5,850		Limited Brands, Inc.	125,307
61,550		Lowe’s Cos., Inc.	3,583,441
23,250		May Department Stores Co.	933,720
200,950		McDonald’s Corp.	5,576,363
21,850	L	Nordstrom, Inc.	1,485,145
24,900	@	Office Depot, Inc.	568,716
38,100	@,L	Sears Holdings Corp.	5,710,047
200,725		Staples, Inc.	4,279,457
70,050	@	Starbucks Corp.	3,618,783
141,300		Target Corp.	7,688,133
72,150	L	TJX Cos., Inc.	1,756,853
53,100	@	Toys “R” Us, Inc.	1,406,088
537,540		Wal-Mart Stores, Inc.	25,909,427
364,400	L	Walgreen Co.	16,758,755
18,150	L	Wendy’s Intl., Inc.	864,848
46,100		Yum! Brands, Inc.	2,400,888
			129,637,463
		Savings and Loans: 0.4%
41,500		Golden West Financial Corp.	$2,671,770
128,800	L	Washington Mutual, Inc.	5,240,872
			7,912,642
		Semiconductors: 3.1%
56,950	@,L	Altera Corp.	1,128,749
58,500		Analog Devices, Inc.	2,182,635
279,550	@,L	Applied Materials, Inc.	4,523,119
44,600	@,L	Broadcom Corp.	1,583,746
55,934	@,L	Freescale Semiconductor, Inc.	1,184,682
1,258,600		Intel Corp.	32,799,116
30,900	L	KLA-Tencor Corp.	1,350,330
42,300	L	Linear Technology Corp.	1,551,987
400	@,L	LSI Logic Corp.	3,396
51,300	L	Maxim Integrated Products, Inc.	1,960,173
61,750		National Semiconductor Corp.	1,360,353
800	@,L	Novellus Systems, Inc.	19,768
26,500	@,L	Nvidia Corp.	708,080
16,800	@,L	QLogic Corp.	518,616
266,800		Texas Instruments, Inc.	7,489,076
			58,363,826
		Software: 4.9%
186,400	L	Adobe Systems, Inc.	5,334,768
90,650		Autodesk, Inc.	3,115,641
88,600		Automatic Data Processing, Inc.	3,718,542
34,000	@,L	BMC Software, Inc.	610,300
23,300	@,L	Citrix Systems, Inc.	504,678
43,587	L	Computer Associates Intl., Inc.	1,197,771
173,350	@,L	Compuware Corp.	1,246,387
46,800	@,L	Electronic Arts, Inc.	2,649,348
126,889		First Data Corp.	5,093,324
26,000	@,L	Fiserv, Inc.	1,116,700
32,700		IMS Health, Inc.	809,979
49,500	@,L	Intuit, Inc.	2,232,945
13,950	@,L	Mercury Interactive Corp.	535,122
1,604,950		Microsoft Corp.	39,866,957
47,600	@,L	Novell, Inc.	295,120
1,503,200	@	Oracle Corp.	19,842,240
80,000	@	Parametric Technology Corp.	510,400
69,350		Siebel Systems, Inc.	617,215
63,700	@,L	Veritas Software Corp.	1,554,280
			90,851,717
		Telecommunications: 5.6%
1,257	@,L	ADC Telecommunications, Inc.	27,365
51,700	L	Alltel Corp.	3,219,876
152,100	L	AT&T Corp.	2,895,984
70,900	@,L	Avaya, Inc.	589,888
309,950		BellSouth Corp.	8,235,372
19,900	L	CenturyTel, Inc.	689,137
1,127,700	@	Cisco Systems, Inc.	21,550,346
5,400	L	Citizens Communications Co.	72,576
32,750	@,L	Comverse Technology, Inc.	774,538
114,650	@	Corning, Inc.	1,905,483
638,800		Motorola, Inc.	11,664,487
195,250	@,L	Nextel Communications, Inc.	6,308,528
260,600		QUALCOMM, Inc.	8,602,406
521,350		SBC Communications, Inc.	12,382,062
55,300		Scientific-Atlanta, Inc.	1,839,831

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Telecommunications (continued)
25,150	L	Sprint Corp.		$631,014
61,300	@	Tellabs, Inc.		533,310
604,750		Verizon Communications, Inc.		20,894,112
				102,816,315
		Textiles: 0.0%
23,400	L	Cintas Corp.		903,240
				903,240
		Toys/Games/Hobbies: 0.1%
25,550		Hasbro, Inc.		531,185
65,650	L	Mattel, Inc.		1,201,395
				1,732,580
		Transportation: 1.5%
57,950		Burlington Northern Santa Fe Corp.		2,728,286
85,900		CSX Corp.		3,664,494
52,450		FedEx Corp.		4,248,975
63,450		Norfolk Southern Corp.		1,964,412
37,950		Union Pacific Corp.		2,459,160
179,800	L	United Parcel Service, Inc.		12,434,968
				27,500,295
		Total Common Stock (Cost $1,705,978,896)		1,824,061,362

Principal Amount				Value

SHORT-TERM INVESTMENTS: 13.2%
		Repurchase Agreement: 1.4%
$25,746,000	S	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $25,748,396 to be received upon repurchase (Collateralized by $21,370,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $26,431,965, due 01/28/08)		25,746,000
		Total Repurchase Agreement (Cost $25,746,000)		25,746,000
		Securities Lending Collateralcc: 11.8%
219,629,182		The Bank of New York Institutional Cash Reserves Fund		219,629,182
		Total Securities Lending Collateral (Cost $219,629,182)		219,629,182
		Total Short-Term Investments (Cost $245,375,182)		245,375,182
		Total Investments In Securities (Cost $1,951,354,078)*	111.6%	$2,069,436,544
		Other Assets and	(11.6)	(215,446,943)
		Liabilities-Net
		Net Assets	100.0%	$1,853,989,601

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $2,028,330,061. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$87,587,303
	Gross Unrealized Depreciation	(46,480,820)
	Net Unrealized Appreciation	$41,106,483

Information concerning open futures contracts for the ING VP Index Plus LargeCap Portfolio at June 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss
S&P 500 Future	48	$15,541,500	09/15/05	$(245,718)

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation

as of June 30, 2005

(as a percent of net assets)*

*                 Excludes other assets and liabilities of -17.8% of net assets and 17.7%
of net assets for short-term investments related to securities lending.

(1)              Includes six industries which represent 2.0% - 2.5% of net assets

(2)              Includes six industries which represent 1.0% - 1.5% of net assets

(3)              Includes twenty-eight industries which represent less than 1% of net assets

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.3%
		Advertising: 0.3%
40,468	L	Catalina Marketing Corp.	$1,028,292
57,050	L	Harte-Hanks, Inc.	1,696,096
			2,724,388
		Aerospace/Defense: 0.3%
29,250	@	Alliant Techsystems, Inc.	2,065,050
5,200	@	Sequa Corp.	344,084
			2,409,134
		Agriculture: 0.1%
13,709		Universal Corp.	600,180
			600,180
		Airlines: 0.2%
47,300	@,L	Alaska Air Group, Inc.	1,407,175
			1,407,175
		Apparel: 0.2%
49,970	@,L	Timberland Co.	1,934,838
			1,934,838
		Auto Parts and Equipment: 0.7%
22,800		ArvinMeritor, Inc.	405,612
10,000	L	Bandag, Inc.	460,500
76,350		BorgWarner, Inc.	4,097,704
22,663	L	Lear Corp.	824,480
31,141	L	Modine Manufacturing Co.	1,013,951
			6,802,247
		Banks: 4.2%
107,005	L	Associated Banc-Corp	$3,601,788
102,154		Bank of Hawaii Corp.	5,184,316
36,128		City National Corp.	2,590,739
289,474		Colonial BancGroup, Inc.	6,385,797
125,000		Commerce Bancorp, Inc.	3,788,750
18,958		Cullen/Frost Bankers, Inc.	903,349
16,700	L	Greater Bay Bancorp	440,379
122,300		Hibernia Corp.	4,057,914
53,100	L	Investors Financial Services Corp.	2,008,242
63,278		Mercantile Bankshares Corp.	3,260,715
28,500	@,L	SVB Financial Group	1,365,150
101,400	L	TCF Financial Corp.	2,624,232
26,756	L	Westamerica Bancorporation	1,412,984
52,498		Wilmington Trust Corp.	1,890,453
			39,514,808
		Beverages: 0.9%
156,700	@,L	Constellation Brands, Inc.	4,622,650
133,029		PepsiAmericas, Inc.	3,413,524
			8,036,174
		Biotechnology: 0.9%
52,100	@	Charles River Laboratories Intl., Inc.	2,513,825
40,050	@,L	Invitrogen Corp.	3,335,764
84,350	@,L	Protein Design Labs, Inc.	1,704,714
75,600	@,L	Vertex Pharmaceuticals, Inc.	1,273,104
			8,827,407
		Building Materials: 0.4%
36,095		Martin Marietta Materials, Inc.	2,494,886
33,200		York Intl. Corp.	1,261,600
			3,756,486
		Chemicals: 2.7%
55,900		Airgas, Inc.	1,379,053
32,700		Albemarle Corp.	1,192,569
20,383	L	Cabot Corp.	672,639
7,900	@	Cabot Microelectronics Corp.	229,021
156,900	@,L	Crompton Corp.	2,220,135
33,350		Cytec Industries, Inc.	1,327,330
34,150	L	Ferro Corp.	678,219
78,229	@,L	FMC Corp.	4,391,776
51,750		Lubrizol Corp.	2,174,018
176,973	L	Lyondell Chemical Co.	4,675,626
16,400		Minerals Technologies, Inc.	1,010,240
54,400	L	Olin Corp.	992,256
87,300	L	RPM Intl., Inc.	1,594,098
35,600		Sensient Technologies Corp.	733,716
40,402		Valspar Corp.	1,951,013
			25,221,709
		Coal: 0.5%
91,200		Peabody Energy Corp.	4,746,048
			4,746,048
		Commercial Services: 4.1%
79,724		Adesa, Inc.	1,735,591
135,450	@,L	Alliance Data Systems Corp.	5,493,853
19,300		Banta Corp.	875,448
139,200	@,L	Career Education Corp.	5,096,112

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
69,900	@	ChoicePoint, Inc.	$2,799,495
29,324	@,L	Corinthian Colleges, Inc.	374,467
35,618	L	Deluxe Corp.	1,446,091
30,428	@,L	DeVry, Inc.	605,517
84,246	@	Education Management Corp.	2,841,618
74,800	@,L	Gartner, Inc.	794,376
36,748	@	ITT Educational Services, Inc.	1,963,078
8,785	L	Kelly Services, Inc.	251,602
77,300	@,L	Korn/Ferry Intl.	1,372,075
35,871	@,L	Laureate Education, Inc.	1,716,786
71,800		Manpower, Inc.	2,856,204
80,704		MoneyGram Intl., Inc.	1,543,060
69,964	@	MPS Group, Inc.	659,061
133,154	@,L	Quanta Services, Inc.	1,171,755
22,900	@	Rent-A-Center, Inc.	533,341
44,593		Rollins, Inc.	893,644
50,841	@,L	Sotheby’s Holdings, Inc.	696,522
57,100	@,L	United Rentals, Inc.	1,153,991
38,850	@	Valassis Communications, Inc.	1,439,393
			38,313,080
		Computers: 5.1%
25,600	@	Anteon Intl. Corp.	1,167,872
95,900	@	BISYS Group, Inc.	1,432,746
348,150	@,L	Cadence Design Systems, Inc.	4,755,729
110,650	@,L	Ceridian Corp.	2,155,462
106,500	@,L	Cognizant Technology Solutions Corp.	5,019,345
54,400		Diebold, Inc.	2,453,984
96,350	@,L	DST Systems, Inc.	4,509,180
69,680		Imation Corp.	2,702,887
70,527		Jack Henry & Associates, Inc.	1,291,349
82,600	@,L	McData Corp.	330,400
57,625		National Instruments Corp.	1,221,650
45,770		Reynolds & Reynolds Co.	1,237,163
149,250	@,L	Sandisk Corp.	3,541,703
147,548	@	Storage Technology Corp.	5,354,517
297,400	@	Synopsys, Inc.	4,957,658
441,478	@	Western Digital Corp.	5,924,634
			48,056,279
		Distribution/Wholesale: 0.5%
57,550		CDW Corp.	3,285,530
45,000	@	Tech Data Corp.	1,647,450
			4,932,980
		Diversified Financial Services: 2.8%
60,244		AG Edwards, Inc.	2,720,017
247,197	@,L	AmeriCredit Corp.	6,303,966
103,300	L	Eaton Vance Corp.	2,469,903
86,400	L	IndyMac Bancorp, Inc.	3,519,072
38,487	L	Jefferies Group, Inc.	1,458,272
82,550	L	Legg Mason, Inc.	8,594,280
54,454		Raymond James Financial, Inc.	1,538,326
			26,603,836
		Electric: 5.3%
93,356	L	Alliant Energy Corp.	2,627,971
147,133	@,L	Aquila, Inc.	531,150
22,350	L	Black Hills Corp.	823,598
107,461		DPL, Inc.	2,949,804
56,900		Duquesne Light Holdings, Inc.	1,062,892
261,343	L	Energy East Corp.	7,573,719
23,859	L	Great Plains Energy, Inc.	$760,864
65,835	L	Hawaiian Electric Industries, Inc.	1,765,036
94,369	L	MDU Resources Group, Inc.	2,658,375
106,100		Northeast Utilities	2,213,246
84,000		NSTAR	2,589,720
74,355		OGE Energy Corp.	2,151,834
241,181		Pepco Holdings, Inc.	5,773,873
95,569		PNM Resources, Inc.	2,753,343
28,650		Puget Energy, Inc.	669,837
92,850	L	SCANA Corp.	3,965,624
37,400	@,L	Sierra Pacific Resources	465,630
68,642		Westar Energy, Inc.	1,649,467
93,450		Wisconsin Energy Corp.	3,644,550
54,513	L	WPS Resources Corp.	3,066,356
			49,696,889
		Electrical Components and Equipment: 1.4%
88,879		Ametek, Inc.	3,719,586
121,547	@	Energizer Holdings, Inc.	7,556,577
49,083		Hubbell, Inc.	2,164,560
			13,440,723
		Electronics: 2.1%
119,900		Amphenol Corp.	4,816,383
239,907	@	Arrow Electronics, Inc.	6,515,874
95,700	@,L	Avnet, Inc.	2,156,121
120,437		Gentex Corp.	2,191,953
45,328	@	Thomas & Betts Corp.	1,280,063
28,139	@,L	Varian, Inc.	1,063,373
148,686	@,L	Vishay Intertechnology, Inc.	1,764,903
			19,788,670
		Engineering and Construction: 0.3%
38,550	@,L	Dycom Industries, Inc.	763,676
25,600		Granite Construction, Inc.	719,360
23,581	@,L	Jacobs Engineering Group, Inc.	1,326,667
			2,809,703
		Entertainment: 0.6%
89,800		GTECH Holdings Corp.	2,625,752
35,468		International Speedway Corp.	1,995,430
37,350	@,L	Macrovision Corp.	841,869
			5,463,051
		Environmental Control: 0.8%
165,653		Republic Services, Inc.	5,965,165
35,900	@,L	Stericycle, Inc.	1,806,488
			7,771,653
		Food: 2.5%
120,800	@,L	Dean Foods Co.	4,256,992
136,386		Hormel Foods Corp.	4,000,201
45,010	L	J.M. Smucker Co.	2,112,769
35,073	L	Ruddick Corp.	895,414
32,500	@	Smithfield Foods, Inc.	886,275
38,926		Tootsie Roll Industries, Inc.	1,138,586
244,005		Tyson Foods, Inc.	4,343,289
49,000		Whole Foods Market, Inc.	5,796,700
			23,430,226

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Forest Products and Paper: 0.3%
17,800	L	Bowater, Inc.	$576,186
32,450		Longview Fibre Co.	666,848
41,066		P. H. Glatfelter Co.	509,218
23,600		Potlatch Corp.	1,234,988
			2,987,240
		Gas: 0.9%
61,448	L	AGL Resources, Inc.	2,374,965
85,750	L	Oneok, Inc.	2,799,737
50,812		Vectren Corp.	1,459,829
40,654		WGL Holdings, Inc.	1,367,601
			8,002,132
		Hand/Machine Tools: 0.1%
29,100	L	Kennametal, Inc.	1,334,235
			1,334,235
		Healthcare-Products: 3.5%
52,022	@,L	Advanced Medical Optics, Inc.	2,067,875
51,050		Beckman Coulter, Inc.	3,245,249
90,600	@	Cytyc Corp.	1,998,636
60,700		Dentsply Intl., Inc.	3,277,800
47,650	@,L	Edwards Lifesciences Corp.	2,049,903
16,050	@	Gen-Probe, Inc.	581,492
66,000	@,L	Henry Schein, Inc.	2,740,320
46,848	L	Hillenbrand Industries, Inc.	2,368,166
11,400	@,L	Inamed Corp.	763,458
155,910	@,L	Patterson Cos., Inc.	7,028,422
52,550	@	Steris Corp.	1,354,214
27,450	@,L	Techne Corp.	1,260,230
106,700	@,L	Varian Medical Systems, Inc.	3,983,110
			32,718,875
		Healthcare-Services: 5.6%
15,500	@	Apria Healthcare Group, Inc.	536,920
86,501	@	Community Health Systems, Inc.	3,268,873
50,061	@,L	Covance, Inc.	2,246,237
151,224	@	Coventry Health Care, Inc.	10,699,097
139,259	@,L	Health Net, Inc.	5,314,123
38,900	@	LifePoint Hospitals, Inc.	1,965,228
171,900	@,L	Lincare Holdings, Inc.	7,020,396
131,150	@	Pacificare Health Systems, Inc.	9,370,668
52,600	@	Renal Care Group, Inc.	2,424,860
64,788	@	Triad Hospitals, Inc.	3,540,016
106,428		Universal Health Services, Inc.	6,617,693
			53,004,111
		Holding Companies-Diversified: 0.3%
78,308	L	Leucadia National Corp.	3,025,038
			3,025,038
		Home Builders: 2.0%
92,100		DR Horton, Inc.	3,463,881
108,400	L	Lennar Corp. - Class A	6,877,980
38,200		Thor Industries, Inc.	1,200,626
70,500	@,L	Toll Brothers, Inc.	7,159,275
			18,701,762
		Home Furnishings: 0.5%
16,050	L	Furniture Brands Intl., Inc.	346,841
51,353		Harman Intl. Industries, Inc.	4,178,080
			4,524,921
		Household Products/Wares: 1.1%
141,350	L	American Greetings Corp.	$3,745,775
28,050		Blyth, Inc.	786,803
81,051		Church & Dwight, Inc.	2,934,046
21,969	@,L	Scotts Co.	1,564,412
41,050	L	Tupperware Corp.	959,339
			9,990,375
		Insurance: 6.3%
43,830	@	Allmerica Financial Corp.	1,625,655
121,885		American Financial Group, Inc.	4,085,585
31,900	L	AmerUs Group Co.	1,532,795
71,450		Arthur J Gallagher & Co.	1,938,439
47,750	L	Brown & Brown, Inc.	2,145,885
45,150	@@	Everest Re Group Ltd.	4,198,950
140,232		Fidelity National Financial, Inc.	5,004,880
70,473		First American Corp.	2,828,786
95,300		HCC Insurance Holdings, Inc.	3,609,011
49,206		Horace Mann Educators Corp.	926,057
129,650		Ohio Casualty Corp.	3,134,937
233,869		Old Republic Intl. Corp.	5,914,547
75,076		PMI Group, Inc.	2,926,462
53,900		Protective Life Corp.	2,275,658
108,005		Radian Group, Inc.	5,099,996
22,707		Stancorp Financial Group, Inc.	1,738,902
49,844		Unitrin, Inc.	2,447,340
205,487		WR Berkley Corp.	7,331,776
			58,765,661
		Internet: 1.5%
34,100	@,L	Avocent Corp.	891,374
64,500	@,L	Checkfree Corp.	2,196,870
27,800	@,L	F5 Networks, Inc.	1,313,133
58,800	@	Macromedia, Inc.	2,247,336
278,600	@	McAfee, Inc.	7,293,748
41,200	@,L	RSA Security, Inc.	472,976
			14,415,437
		Iron/Steel: 0.1%
32,400		Steel Dynamics, Inc.	850,500
			850,500
		Lodging: 0.5%
90,000		Boyd Gaming Corp.	4,601,700
			4,601,700
		Machinery-Diversified: 0.8%
72,100	@,L	AGCO Corp.	1,378,552
39,850	@,L	Flowserve Corp.	1,205,861
50,491		Graco, Inc.	1,720,228
22,800		Nordson, Corp.	781,584
54,450	@	Zebra Technologies Corp.	2,384,366
			7,470,591
		Media: 1.4%
81,929		Belo Corp.	1,963,838
34,395	@	Entercom Communications Corp.	1,145,010
14,529	L	Lee Enterprises, Inc.	582,468
19,100		Media General, Inc.	1,236,916
70,500		Reader’s Digest Association, Inc.	1,163,250

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media (continued)
24,850	@	Scholastic Corp.	$957,968
5,530		Washington Post Co.	4,617,715
69,095		Westwood One, Inc.	1,411,611
			13,078,776
		Metal Fabricate/Hardware: 0.6%
77,702		Precision Castparts Corp.	6,052,986
			6,052,986
		Miscellaneous Manufacturing: 2.2%
42,350		Brink’s Co.	1,524,600
24,050		Carlisle Cos., Inc.	1,650,552
43,700		Crane Co.	1,149,310
159,279		Donaldson Co., Inc.	4,830,931
31,450		Harsco Corp.	1,715,598
28,506		Lancaster Colony Corp.	1,223,478
80,900		Pentair, Inc.	3,463,328
57,000		SPX Corp.	2,620,860
46,988	L	Teleflex, Inc.	2,789,678
			20,968,335
		Office Furnishings: 0.9%
114,260	L	Herman Miller, Inc.	3,523,778
100,975		HNI Corp.	5,164,872
			8,688,650
		Oil and Gas: 4.5%
49,450		ENSCO Intl., Inc.	1,767,838
119,450	@	Forest Oil Corp.	5,016,900
105,500		Helmerich & Payne, Inc.	4,950,060
134,300	L	Murphy Oil Corp.	7,014,488
105,200	@	Newfield Exploration Co.	4,196,428
69,600	L	Noble Energy, Inc.	5,265,240
51,200	L	Patterson-UTI Energy, Inc.	1,424,896
119,500		Pioneer Natural Resources Co.	5,028,560
63,050	@	Plains Exploration & Production Co.	2,240,167
50,100	L	Pogo Producing Co.	2,601,192
121,250	@	Pride Intl., Inc.	3,116,125
			42,621,894
		Oil and Gas Services: 2.0%
105,091	@,L	Cooper Cameron Corp.	6,520,897
51,900	@	FMC Technologies, Inc.	1,659,243
103,500	@,L	Grant Prideco, Inc.	2,737,575
25,000	@,L	Hanover Compressor Co.	287,750
46,300	L	Tidewater, Inc.	1,764,956
106,100	@,L	Weatherford Intl. Ltd.	6,151,678
			19,122,099
		Packaging and Containers: 0.4%
67,700		Packaging Corp. of America	1,425,085
77,780		Sonoco Products Co.	2,061,170
			3,486,255
		Pharmaceuticals: 2.2%
155,850	@	Barr Pharmaceuticals, Inc.	7,596,128
18,250	@,L	Cephalon, Inc.	726,533
184,761	@,L	IVAX Corp.	3,972,362
14,735		Omnicare, Inc.	625,206
26,900	L	Perrigo Co.	374,986
82,850	@,L	Sepracor, Inc.	$4,971,828
73,100		Valeant Pharmaceuticals Intl.	1,288,753
55,250	@,L	VCA Antech, Inc.	1,339,813
			20,895,609
		Pipelines: 1.1%
50,349		Equitable Resources, Inc.	3,423,732
106,050		National Fuel Gas Co.	3,065,906
63,700	L	Questar Corp.	4,197,830
			10,687,468
		Real Estate Investment Trusts: 2.7%
65,150		AMB Property Corp.	2,829,465
86,100		Developers Diversified Realty Corp.	3,957,155
42,550		Highwoods Properties, Inc.	1,266,288
55,700	L	Hospitality Properties Trust	2,454,699
70,850		Liberty Property Trust	3,139,364
17,850		Mack-Cali Realty Corp.	808,605
82,253		New Plan Excel Realty Trust	2,234,814
40,113	L	Rayonier, Inc.	2,127,192
49,300	L	Regency Centers Corp.	2,819,960
111,491		United Dominion Realty Trust, Inc.	2,681,359
27,233		Weingarten Realty Investors	1,068,078
			25,386,979
		Retail: 10.4%
48,700	@,L	99 Cents Only Stores	618,977
69,146	L	Abercrombie & Fitch Co.	4,750,330
57,050	@,L	Advance Auto Parts, Inc.	3,682,578
75,500	@,L	Aeropostale, Inc.	2,536,800
236,600	L	American Eagle Outfitters, Inc.	7,251,789
22,600	@,L	AnnTaylor Stores Corp.	548,728
61,650		Applebees Intl., Inc.	1,633,109
123,300	@	Barnes & Noble, Inc.	4,784,040
53,450	@,L	BJ’s Wholesale Club, Inc.	1,736,591
63,397		Borders Group, Inc.	1,604,578
113,200	@	Brinker Intl., Inc.	4,533,660
37,650		CBRL Group, Inc.	1,463,079
57,950	@,L	Cheesecake Factory, Inc.	2,012,604
203,337	@	Chico’s FAS, Inc.	6,970,391
127,500		Claire’s Stores, Inc.	3,066,375
61,500	@,L	Copart, Inc.	1,463,700
90,200	@,L	Dollar Tree Stores, Inc.	2,164,800
120,950		Foot Locker, Inc.	3,292,259
212,000	L	Michaels Stores, Inc.	8,770,439
39,204		Neiman-Marcus Group, Inc.	3,799,652
205,966	@,L	O’Reilly Automotive, Inc.	6,139,845
53,500	L	Outback Steakhouse, Inc.	2,420,340
56,350	@	Pacific Sunwear of California, Inc.	1,295,487
146,050	@,L	Payless Shoesource, Inc.	2,804,160
107,750	L	PETsMART, Inc.	3,270,213
26,250	L	Pier 1 Imports, Inc.	372,488
32,150		Regis Corp.	1,256,422
117,950		Ross Stores, Inc.	3,409,935
50,500	L	Ruby Tuesday, Inc.	1,307,950
88,000	@,L	Urban Outfitters, Inc.	4,988,720
93,500	@	Williams-Sonoma, Inc.	3,699,795
			97,649,834

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Savings and Loans: 0.7%
84,075	L	Astoria Financial Corp.	$2,393,615
61,550	L	Independence Community Bank Corp.	2,273,042
66,110		Washington Federal, Inc.	1,554,907
			6,221,564
		Semiconductors: 2.8%
60,650	@,L	Cree, Inc.	1,544,756
38,350	@,L	Fairchild Semiconductor Intl., Inc.	565,663
55,700	@	Integrated Circuit Systems, Inc.	1,149,648
83,450	@,L	Integrated Device Technology, Inc.	897,088
51,850	@	International Rectifier Corp.	2,474,281
115,250	L	Intersil Corp.	2,163,243
243,650	@,L	Lam Research Corp.	7,051,230
55,150	@	Lattice Semiconductor Corp.	244,866
105,800	@,L	Micrel, Inc.	1,218,816
234,650		Microchip Technology, Inc.	6,950,332
59,950	@,L	Semtech Corp.	998,168
36,950	@,L	Silicon Laboratories, Inc.	968,460
87,400	@,L	Triquint Semiconductor, Inc.	291,042
			26,517,593
		Software: 2.7%
151,600	@	Activision, Inc.	2,504,432
71,650		Acxiom Corp.	1,496,052
59,000	@	Advent Software, Inc.	1,195,340
69,556		Certegy, Inc.	2,658,430
34,100	@,L	CSG Systems Intl., Inc.	647,218
54,705	@	Dun & Bradstreet Corp.	3,372,563
93,412	L	Fair Isaac Corp.	3,409,538
36,300	@,L	Keane, Inc.	497,310
65,207		SEI Investments Co.	2,435,481
187,545	@,L	Sybase, Inc.	3,441,452
71,780	@	Transaction Systems Architects, Inc.	1,767,941
100,550	@	Wind River Systems, Inc.	1,576,624
			25,002,381
		Telecommunications: 1.2%
52,350	L	Adtran, Inc.	1,297,757
192,973	@	Cincinnati Bell, Inc.	829,784
69,750	@,L	CommScope, Inc.	1,214,348
104,900		Harris Corp.	3,273,929
33,250	@	Newport Corp.	460,845
31,350	@	Polycom, Inc.	467,429
32,000	@,L	Powerwave Technologies, Inc.	327,040
85,199	L	Telephone & Data Systems, Inc.	3,476,970
			11,348,102
		Transportation: 2.7%
34,300	L	Alexander & Baldwin, Inc.	1,589,805
67,050		CH Robinson Worldwide, Inc.	3,902,310
48,102		CNF, Inc.	2,159,780
85,000	L	Expeditors Intl. Washington, Inc.	4,233,850
117,700	L	J.B. Hunt Transport Services, Inc.	2,271,610
72,100		Overseas Shipholding Group, Inc.	4,300,765
49,600	@,L	Swift Transportation Co., Inc.	$1,155,184
112,025	@,L	Yellow Roadway Corp.	5,690,870
			25,304,174
		Trucking and Leasing: 0.2%
47,076	L	GATX Corp.	1,624,122
			1,624,122
		Water: 0.2%
74,888	L	Aqua America, Inc.	2,227,169
			2,227,169
		Total Common Stock (Cost $858,536,770)	933,564,252

Principal Amount			Value
SHORT-TERM INVESTMENTS: 18.4%
	Repurchase Agreement: 0.7%
$6,525,000	Goldman Sachs Repurchase Agreement dated 06/30/05, 3.400%, due 07/01/05, $6,525,605 to be received upon repurchase (Collateralized by $6,631,000 various U.S. Government Agency Obligations, 3.690%-5.050%, Market Value plus accrued interest $6,657,995, due 12/21/07-07/17/13)		6,525,000
	Total Repurchase Agreement (Cost $6,525,000)		6,525,000
	Securities Lending Collateralcc: 17.7%
165,907,598	The Bank of New York Institutional Cash Reserves Fund
	Total Securities Lending Collateral (Cost $165,907,598)		165,907,598
	Total Short-Term Investments (Cost $172,432,598)		172,432,598
	Total Investments In Securities (Cost$1,030,969,368)*	117.7%	$1,105,996,850
	Other Assets and Liabilities-Net	(17.7)	(166,460,919)
	Net Assets	100.0%	$939,535,931

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $1,037,227,830. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$87,881,541
Gross Unrealized Depreciation	(19,112,521)
Net Unrealized Appreciation	$68,769,020

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation

as of June 30, 2005

(as a percent of net assets)*

*                 Excludes other assets and liabilities of -12.8% of net assets and 12.5%
of net assets for short-term investments related to securities lending.

(1)              Includes six industries which represent 2.0% - 3.0% of net assets

(2)              Includes fourteen industries which represent 1.0% - 2.0% of net assets

(3)              Includes twenty-nine industries which represent less than 1% of net assets

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.5%
		Advertising: 0.2%
33,576	L	ADVO, Inc.	$1,069,396
			1,069,396
		Aerospace/Defense: 3.1%
29,900	@,L	AAR Corp.	469,729
31,475	@,L	Armor Holdings, Inc.	1,246,725
19,575		Curtiss-Wright Corp.	1,056,071
65,900		DRS Technologies, Inc.	3,379,352
16,000		EDO Corp.	478,560
96,448		Engineered Support Systems, Inc.	3,455,732
22,950	@	Esterline Technologies Corp.	919,836
15,725		Kaman Corp.	283,679
87,964	@	Moog, Inc.	2,769,986
82,100	@	Teledyne Technologies, Inc.	2,674,818
13,925	@	Triumph Group, Inc.	484,033
			17,218,521
		Agriculture: 0.3%
141,949		Alliance One Intl., Inc.	853,113
33,482		Delta & Pine Land Co.	839,059
			1,692,172
		Airlines: 0.3%
26,450	@,L	Mesa Air Group, Inc.	177,480
91,475		Skywest, Inc.	1,663,015
			1,840,495
		Apparel: 1.9%
16,850	@	Ashworth, Inc.	$151,819
18,700	@	Gymboree Corp.	255,442
13,875		Haggar Corp.	282,356
75,475		K-Swiss, Inc.	2,440,862
21,325		Kellwood Co.	573,643
17,862		Oshkosh B’Gosh, Inc.	464,233
14,125	L	Oxford Industries, Inc.	608,081
29,000		Phillips-Van Heusen Corp.	948,010
108,150	@,L	Quiksilver, Inc.	1,728,237
29,300	L	Russell Corp.	599,185
47,612		Stride Rite Corp.	656,569
89,808		Wolverine World Wide, Inc.	2,156,290
			10,864,727
		Auto Manufacturers: 1.1%
68,475		Oshkosh Truck Corp.	5,360,223
28,650	L	Wabash National Corp.	694,190
			6,054,413
		Auto Parts and Equipment: 0.1%
14,025		Standard Motor Products, Inc.	185,130
18,250		Superior Industries Intl., Inc.	432,525
			617,655
		Banks: 5.3%
25,600		Amegy Bancorp, Inc.	572,928
22,691	L	Central Pacific Financial Corp.	807,800
42,837		Chittenden Corp.	1,165,166
37,016		Community Bank System, Inc.	902,820
49,600		East-West Bancorp, Inc.	1,666,064
91,850	@@,L	First Bancorp Puerto Rico	3,687,777
41,787		First Midwest Bancorp, Inc.	1,469,649
41,597		First Republic Bank	1,469,622
171,900		Fremont General Corp.	4,182,326
13,650		Gold Banc Corp., Inc.	198,608
41,675		Hudson United BanCorp	1,504,468
26,947		Irwin Financial Corp.	597,954
32,775		Nara Bancorp, Inc.	481,137
16,550		PrivateBancorp, Inc.	585,539
28,814		Provident Bankshares Corp.	919,455
61,219		Republic Bancorp, Inc.	917,061
29,503		South Financial Group, Inc.	838,475
46,229		Sterling Bancshares, Inc.	719,323
38,475		Susquehanna Bancshares, Inc.	946,100
60,974		Trustco Bank Corp.	796,320
33,895		UCBH Holdings, Inc.	550,455
35,453		Umpqua Holdings Corp.	834,564
35,624		United Bankshares, Inc.	1,268,571
63,401		Whitney Holding Corp.	2,068,774
17,675	L	Wintrust Financial Corp.	925,286
			30,076,242
		Beverages: 0.0%
6,300	@	Peet’s Coffee & Tea, Inc.	208,152
			208,152
		Biotechnology: 0.3%
59,125	@	Arqule, Inc.	383,130
18,450		Cambrex Corp.	351,473
19,750	@,L	Enzo Biochem, Inc.	354,118
9,075	@	Integra LifeSciences Holdings Corp.	264,990
18,988	@	Regeneron Pharmaceuticals, Inc.	159,309
35,225	@	Savient Pharmaceuticals, Inc.	155,342
			1,668,362

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Building Materials: 1.1%
21,300		Apogee Enterprises, Inc.	$327,381
16,250	L	ElkCorp.	463,938
36,275	L	Florida Rock Industries, Inc.	2,660,771
52,402		Lennox Intl., Inc.	1,109,350
20,800		Texas Industries, Inc.	1,169,584
13,800		Universal Forest Products, Inc.	572,010
			6,303,034
		Chemicals: 1.0%
25,397		Arch Chemicals, Inc.	633,909
31,725		Georgia Gulf Corp.	985,061
20,240		HB Fuller Co.	689,374
28,818	L	Macdermid, Inc.	897,969
27,669	@	OM Group, Inc.	683,148
32,027	@	Omnova Solutions, Inc.	149,246
84,300	@	PolyOne Corp.	558,066
5,900		Quaker Chemical Corp.	102,955
69,712	L	Wellman, Inc.	710,365
			5,410,093
		Coal: 0.4%
68,150		Massey Energy Co.	2,570,618
			2,570,618
		Commercial Services: 4.4%
43,787		Aaron Rents, Inc.	1,089,858
43,375		ABM Industries, Inc.	845,813
33,840	L	Administaff, Inc.	804,038
28,500		Arbitron, Inc.	1,222,650
26,100	L	Bowne & Co., Inc.	377,406
26,450		Central Parking Corp.	363,688
39,890		Chemed Corp.	1,630,702
21,175	@,L	Coinstar, Inc.	480,461
19,781	@	Consolidated Graphics, Inc.	806,471
10,450		CPI Corp.	188,623
21,225	@,L	Cross Country Healthcare, Inc.	360,825
54,650		Healthcare Services Group	1,097,372
47,127	@,L	Heidrick & Struggles Intl., Inc.	1,229,072
44,550		Hooper Holmes, Inc.	184,883
10,200	@,L	iPayment, Inc.	372,504
106,650	@,L	Labor Ready, Inc.	2,486,011
18,000		Maximus, Inc.	635,220
4,975	@	Midas, Inc.	114,425
11,034	@,L	NCO Group, Inc.	238,665
21,100	@,L	Parexel Intl. Corp.	418,835
102,881	@	Pharmaceutical Product Development, Inc.	4,821,003
31,669	L	Pre-Paid Legal Services, Inc.	1,414,021
43,750	@	PRG-Schultz Intl., Inc.	123,375
14,900	@,L	SFBC Intl., Inc.	575,587
9,425	@	SourceCorp., Inc.	186,804
23,725	@,L	Vertrue, Inc.	924,326
18,125		Viad Corp.	513,663
11,550	@	Volt Information Sciences, Inc.	274,082
28,825		Watson Wyatt & Co. Holdings	738,785
			24,519,168
		Computers: 3.0%
73,275		Agilysys, Inc.	1,150,418
18,400	@	Brooktrout, Inc.	205,344
65,525	@,L	CACI Intl., Inc.	4,138,558
29,675	@	Carreker Corp.	162,619
9,700	@	Catapult Communications Corp.	165,482
45,400	@,L	Ciber, Inc.	$362,292
14,350	L	Factset Research Systems, Inc.	514,304
21,475	@,L	Hutchinson Technology, Inc.	827,002
29,187	@,L	Kronos, Inc.	1,178,863
27,275	@,L	Manhattan Associates, Inc.	523,953
21,506	@	Mercury Computer Systems, Inc.	588,619
87,950	@	Micros Systems, Inc.	3,935,762
51,075		MTS Systems Corp.	1,715,099
16,925	@,L	Nyfix, Inc.	100,027
13,100	@	Radiant Systems, Inc.	149,340
19,300	@,L	Radisys Corp.	311,695
9,150	@,L	Synaptics, Inc.	195,444
31,158		Talx Corp.	900,778
			17,125,599
		Distribution/Wholesale: 1.5%
20,047	@	Bell Microproducts, Inc.	188,442
21,134		Building Material Holding Corp.	1,464,375
63,850		Hughes Supply, Inc.	1,794,185
36,011	L	Owens & Minor, Inc.	1,164,956
49,393	L	SCP Pool Corp.	1,733,200
31,850	@	United Stationers, Inc.	1,563,835
9,400		Watsco, Inc.	400,440
			8,309,433
		Diversified Financial Services: 0.4%
13,150		Financial Federal Corp.	508,116
37,425	@,L	Investment Technology Group, Inc.	786,674
24,797		SWS Group, Inc.	426,012
25,980	@	World Acceptance Corp.	780,699
			2,501,501
		Electric: 1.0%
46,100		Avista Corp.	856,999
8,525		Central Vermont Public Service Corp.	157,713
15,200		CH Energy Group, Inc.	739,176
48,585		Cleco Corp.	1,047,978
37,897	@,L	El Paso Electric Co.	774,994
4,700		Green Mountain Power Corp.	140,248
12,900	L	UIL Holdings Corp.	694,149
34,825		Unisource Energy Corp.	1,070,868
			5,482,125
		Electrical Components and Equipment: 0.4%
24,100	@	Advanced Energy Industries, Inc.	189,426
39,312		Belden CDT, Inc.	833,415
16,400		C&D Technologies, Inc.	150,716
18,292	@	Intermagnetics General Corp.	562,662
17,019	L	Vicor Corp.	231,458
19,750	@,L	Wilson Greatbatch Technologies, Inc.	472,025
			2,439,702
		Electronics: 3.8%
19,369		Analogic Corp.	974,648
11,925		BEI Technologies, Inc.	318,159
12,853		Bel Fuse, Inc.	392,788
38,000	@	Benchmark Electronics, Inc.	1,155,960
76,003		Brady Corp.	2,356,093
75,650	@	Coherent, Inc.	2,724,156
30,775		CTS Corp.	378,225

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Electronics (continued)
19,284	L	Cubic Corp.	$342,098
33,700	@,L	Cymer, Inc.	887,995
21,944		Daktronics, Inc.	439,099
19,111	@	Dionex Corp.	833,431
26,322	@,L	Electro Scientific Industries, Inc.	470,637
26,875	@,L	FEI Co.	613,019
64,200	@,L	Flir Systems, Inc.	1,915,728
19,300	@,L	Itron, Inc.	862,324
20,950		Keithley Instruments, Inc.	322,840
8,725	@	Meade Instruments Corp.	24,343
34,300		Methode Electronics, Inc.	407,141
29,125		Park Electrochemical Corp.	733,950
37,555	@	Paxar Corp.	666,601
9,375	@	SBS Technologies, Inc.	87,000
16,175	@,L	Sonic Solutions, Inc.	300,855
16,549	@	Technitrol, Inc.	233,837
47,700	@	Trimble Navigation Ltd.	1,858,869
26,150	L	Watts Industries, Inc.	875,764
9,711	L	Woodward Governor Co.	816,015
17,725		X-Rite, Inc.	204,015
			21,195,590
		Energy-Alternate Sources: 0.4%
64,050	@,L	Headwaters, Inc.	2,202,039
			2,202,039
		Engineering and Construction: 1.1%
12,500	@,L	Emcor Group, Inc.	611,250
179,705	@	Shaw Group, Inc.	3,865,455
39,600	@	URS Corp.	1,479,060
			5,955,765
		Entertainment: 0.8%
67,063	@	Argosy Gaming Co.	3,125,807
14,325	@	Pinnacle Entertainment, Inc.	280,197
32,075	@,L	Shuffle Master, Inc.	899,062
			4,305,066
		Environmental Control: 0.4%
19,972	@	Aleris Intl., Inc.	450,369
20,800	@	Tetra Tech, Inc.	281,424
46,950	@,L	Waste Connections, Inc.	1,750,765
			2,482,558
		Food: 2.0%
13,261	L	American Italian Pasta Co.	278,746
78,250		Corn Products Intl., Inc.	1,859,219
56,960		Flowers Foods, Inc.	2,014,105
29,350	@,L	Great Atlantic & Pacific Tea Co.	852,911
34,655	@,L	Hain Celestial Group, Inc.	675,773
10,673		J&J Snack Foods Corp.	558,732
31,827		Lance, Inc.	547,743
28,248	L	Nash Finch Co.	1,037,832
43,800	@	Performance Food Group Co.	1,323,198
30,601	@,L	Ralcorp Holdings, Inc.	1,259,231
15,525		Sanderson Farms, Inc.	705,456
			11,112,946
		Forest Products and Paper: 0.5%
22,325	@	Buckeye Technologies, Inc.	177,930
26,225	@,L	Caraustar Industries, Inc.	275,363
9,021		Deltic Timber Corp.	343,069
5,000	L	Neenah Paper, Inc.	154,850
24,325		Pope & Talbot, Inc.	$270,008
32,725		Rock-Tenn Co.	413,971
21,404		Schweitzer-Mauduit Intl., Inc.	666,306
47,273		Wausau-Mosinee Paper Corp.	566,330
			2,867,827
		Gas: 3.3%
84,700		Atmos Energy Corp.	2,439,360
73,650		Energen Corp.	2,581,433
18,250		Laclede Group, Inc.	579,620
21,400		New Jersey Resources Corp.	1,032,550
27,125	L	Northwest Natural Gas Co.	1,037,260
77,075	L	Piedmont Natural Gas Co.	1,851,342
97,602	@,L	Southern Union Co.	2,396,129
34,975	L	Southwest Gas Corp.	892,212
211,172		UGI Corp.	5,891,698
			18,701,604
		Hand/Machine Tools: 0.1%
26,253		Regal-Beloit Corp.	765,537
			765,537
		Healthcare-Products: 5.0%
30,402	@,L	Advanced Neuromodulation Systems, Inc.	1,206,351
55,600	@	American Medical Systems Holdings, Inc.	1,148,140
15,050	@,L	Biosite, Inc.	827,600
26,875	@,L	Conmed Corp.	826,944
41,600		Cooper Cos., Inc.	2,531,775
20,450	@,L	Cyberonics, Inc.	887,326
15,407		Datascope Corp.	513,823
9,525	L	Diagnostic Products Corp.	450,818
17,676	@,L	DJ Orthopedics, Inc.	484,853
41,800	@	Haemonetics Corp.	1,698,752
29,517	@,L	Hologic, Inc.	1,173,301
12,225	@,L	ICU Medical, Inc.	393,278
31,625	@,L	Idexx Laboratories, Inc.	1,971,186
41,987	@	Immucor, Inc.	1,215,524
12,514		Invacare Corp.	555,121
16,600	L	LCA-Vision, Inc.	804,436
34,000		Mentor Corp.	1,410,320
14,675	@	Merit Medical Systems, Inc.	226,142
8,650	L	PolyMedica Corp.	308,459
11,250	@,L	Possis Medical, Inc.	113,963
31,950	@	Resmed, Inc.	2,108,380
105,000	@	Respironics, Inc.	3,791,549
12,850	@,L	Surmodics, Inc.	557,305
36,650	@	Sybron Dental Specialties, Inc.	1,378,773
26,400	@	Viasys Healthcare, Inc.	596,376
21,883		Vital Signs, Inc.	947,972
			28,128,467
		Healthcare-Services: 3.9%
19,650	@,L	Amedisys, Inc.	722,727
26,300	@,L	American Healthways, Inc.	1,111,701
109,450	@	Amerigroup Corp.	4,399,889
26,225	@,L	Amsurg Corp.	726,170
103,600	@,L	Centene Corp.	3,478,888
27,275	@,L	Gentiva Health Services, Inc.	487,132
15,450	@	LabOne, Inc.	615,065
30,750	@,L	Odyssey Healthcare, Inc.	443,415
37,100	@	Pediatrix Medical Group, Inc.	2,728,334
25,825	@,L	Rehabcare Group, Inc.	690,302

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services (continued)
57,875	@,L	Sierra Health Services, Inc.	$4,135,748
17,025	@,L	Sunrise Senior Living, Inc.	919,010
24,475	@,L	United Surgical Partners Intl., Inc.	1,274,658
			21,733,039
		Home Builders: 3.4%
68,060	@,L	Champion Enterprises, Inc.	676,516
35,350		Mdc Holdings, Inc.	2,907,538
51,700	@,L	Meritage Homes Corp.	4,110,150
8,925	@	NVR, Inc.	7,229,250
8,975		Skyline Corp.	358,372
32,575	L	Standard-Pacific Corp.	2,864,971
28,300	L	Winnebago Industries, Inc.	926,825
			19,073,622
		Home Furnishings: 0.2%
9,957		Bassett Furniture Industries, Inc.	187,789
31,875		Ethan Allen Interiors, Inc.	1,068,132
47,217	L	Fedders Corp.	103,877
			1,359,798
		Household Products/Wares: 0.7%
51,800	@,L	Fossil, Inc.	1,175,860
24,350	L	Harland John H. Co.	925,300
41,925	@	Spectrum Brands, Inc.	1,383,525
16,425		WD-40 Co.	458,750
			3,943,435
		Housewares: 0.7%
9,175		Libbey, Inc.	145,057
4,217		National Presto Industries, Inc.	185,843
96,900	L	Toro Co.	3,741,309
			4,072,209
		Insurance: 4.5%
50,851		Delphi Financial Group, Inc.	2,245,072
30,750		Hilb Rogal & Hamilton Co.	1,057,800
22,187	L	Infinity Property & Casualty Corp.	773,883
43,075		Landamerica Financial Group, Inc.	2,557,363
45,992	@,L	Philadelphia Consolidated Holding Co.	3,898,281
34,329		Presidential Life Corp.	587,369
49,706	@,L	Proassurance Corp.	2,075,723
25,351		RLI Corp.	1,130,655
71,128	L	Selective Insurance Group, Inc.	3,524,392
16,742		Stewart Information Services Corp.	703,164
102,400		UICI	3,048,448
52,800		Zenith National Insurance Corp.	3,583,008
			25,185,158
		Internet: 1.1%
32,000	@,L	Digital Insight Corp.	765,440
62,741	@,L	Internet Security Systems, Inc.	1,273,015
20,325	@,L	j2 Global Communications, Inc.	699,993
37,600	@,L	Napster, Inc.	157,920
35,150	@	Verity, Inc.	308,266
36,475	@,L	Webex Communications, Inc.	963,305
37,150	@,L	Websense, Inc.	1,785,057
			5,952,996
		Iron/Steel: 1.1%
53,533		Carpenter Technology Corp.	$2,773,009
33,427	L	Cleveland-Cliffs, Inc.	1,930,744
7,300	@	Material Sciences Corp.	106,288
27,975		Reliance Steel & Aluminum Co.	1,037,033
20,781		Ryerson Tull, Inc.	296,545
			6,143,619
		Leisure Time: 0.9%
24,385		Arctic Cat, Inc.	500,624
29,400	@,L	Bally Total Fitness Holding Corp.	95,256
25,900	@,L	Multimedia Games, Inc.	285,159
28,675	L	Nautilus Group, Inc.	817,238
6,000	@,L	Pegasus Solutions, Inc.	66,900
64,625	L	Polaris Industries, Inc.	3,489,750
			5,254,927
		Lodging: 0.3%
32,400	@	Aztar Corp.	1,109,700
31,943		Marcus Corp.	677,830
			1,787,530
		Machinery-Construction and Mining: 0.2%
6,367	@	Astec Industries, Inc.	147,651
46,750		JLG Industries, Inc.	1,284,690
			1,432,341
		Machinery-Diversified: 2.1%
74,169		Albany Intl. Corp.	2,381,566
68,512		Applied Industrial Technologies, Inc.	2,212,252
38,875		Cognex Corp.	1,018,136
39,300	@	Gardner Denver, Inc.	1,378,644
56,902	@	Gerber Scientific, Inc.	396,038
47,975		IDEX Corp.	1,852,315
25,575		Manitowoc Co.	1,049,087
33,033		Stewart & Stevenson Services, Inc.	748,528
15,504		Thomas Industries, Inc.	619,540
			11,656,106
		Media: 0.1%
9,075	@,L	4Kids Entertainment, Inc.	180,411
18,925		Thomas Nelson, Inc.	411,808
			592,219
		Metal Fabricate/Hardware: 1.9%
8,966	@	AM Castle & Co.	138,614
56,450		Commercial Metals Co.	1,344,639
25,595		Kaydon Corp.	712,821
14,959		Lawson Products, Inc.	580,708
39,825	@,L	Maverick Tube Corp.	1,186,785
33,750		Mueller Industries, Inc.	914,625
60,950	L	Quanex Corp.	3,230,959
89,925		Timken Co.	2,077,268
18,297		Valmont Industries, Inc.	472,063
			10,658,482
		Mining: 0.3%
24,593		AMCOL Intl. Corp.	462,102
25,025	@,L	Century Aluminum Co.	510,510
19,725	@	RTI Intl. Metals, Inc.	619,563
			1,592,175

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing: 2.1%
34,850	L	Acuity Brands, Inc.	$895,297
21,375	L	AO Smith Corp.	570,926
56,881		AptarGroup, Inc.	2,889,554
19,975		Barnes Group, Inc.	661,173
19,425	@,L	Ceradyne, Inc.	467,560
45,900		Clarcor, Inc.	1,342,575
6,350	@	Cuno, Inc.	453,644
21,570	@,L	Griffon Corp.	478,854
5,700	@	Lydall, Inc.	49,134
2,000	@,I,X,L	MascoTech, Inc.	—
22,137		Myers Industries, Inc.	276,713
39,900		Roper Industries, Inc.	2,847,662
10,365		Standex Intl. Corp.	294,470
35,100		Tredegar Corp.	547,560
			11,775,122
		Office Furnishings: 0.0%
34,050	@,L	Interface, Inc.	274,103
			274,103
		Office/Business Equipment: 0.2%
19,564	@,L	Global Imaging Systems, Inc.	623,309
13,080	@,L	Imagistics Intl., Inc.	366,240
			989,549
		Oil and Gas: 5.0%
12,700	@	Atwood Oceanics, Inc.	781,812
44,800		Cabot Oil & Gas Corp.	1,554,560
129,254	@,L	Cimarex Energy Co.	5,029,272
117,250		Frontier Oil Corp.	3,441,287
15,600		Penn Virginia Corp.	696,852
39,750	@	Petroleum Development Corp.	1,266,038
59,725	@,L	Remington Oil & Gas Corp.	2,132,183
61,150	@	Southwestern Energy Co.	2,872,826
29,325	@,L	Spinnaker Exploration Co.	1,040,744
48,850	L	St. Mary Land & Exploration Co.	1,415,673
36,475	@,L	Stone Energy Corp.	1,783,628
65,444	@,L	Swift Energy Co.	2,344,204
37,450	@	Unit Corp.	1,648,175
84,117		Vintage Petroleum, Inc.	2,563,045
			28,570,299
		Oil and Gas Services: 1.8%
52,071	@	Cal Dive Intl., Inc.	2,726,958
4,850		Carbo Ceramics, Inc.	382,956
7,472	@	Dril-Quip, Inc.	216,763
20,300	@	Hydril Co.	1,103,305
67,539	@	Lone Star Technologies, Inc.	3,073,024
9,050	@	Oceaneering Intl., Inc.	349,783
15,125	@	Seacor Smit, Inc.	972,538
28,450	@,L	Veritas DGC, Inc.	789,203
23,525	@,L	W-H Energy Services, Inc.	586,478
			10,201,008
		Packaging and Containers: 0.1%
17,400		Chesapeake Corp.	364,356
			364,356
		Pharmaceuticals: 0.8%
19,810	@	Accredo Health, Inc.	899,374
55,253	L	Alpharma, Inc.	799,511
10,175	@,L	Bradley Pharmaceuticals, Inc.	109,381
29,650	@,L	Connetics Corp.	523,026
51,779		Medicis Pharmaceutical Corp.	$1,642,949
12,376		Natures Sunshine Prods, Inc.	215,837
19,334	@	Priority Healthcare Corp.	490,310
19,300	@	Theragenics Corp.	62,146
			4,742,534
		Real Estate Investment Trusts: 2.9%
28,016		Acadia Realty Trust	522,498
38,825	L	Capital Automotive	1,481,950
35,800	L	Colonial Properties Trust	1,575,200
47,750	L	Commercial Net Lease Realty	977,443
18,361		EastGroup Properties, Inc.	773,182
21,800		Entertainment Properties Trust	1,002,800
21,200		Essex Property Trust, Inc.	1,760,872
10,775	L	Gables Residential Trust	465,803
32,900		Glenborough Realty Trust, Inc.	677,411
27,175		Kilroy Realty Corp.	1,290,541
44,857	L	Lexington Corporate Properties Trust	1,090,474
48,300		New Century Financial Corp.	2,485,034
12,725		Parkway Properties, Inc.	636,377
17,000		Shurgard Storage Centers, Inc.	781,320
14,834		Sovran Self Storage, Inc.	674,354
			16,195,259
		Retail: 9.8%
16,450		Brown Shoe Co., Inc.	644,018
28,550	@	Burlington Coat Factory Warehouse Corp.	1,217,372
48,225		Casey’s General Stores, Inc.	955,820
25,100		Cash America Intl., Inc.	505,012
56,183		Cato Corp.	1,160,179
83,388	@	CEC Entertainment, Inc.	3,509,800
45,612	@,L	Childrens Place Retail Stores, Inc.	2,128,712
27,575		Christopher & Banks Corp.	503,520
22,775	@,L	Dress Barn, Inc.	515,398
19,183	@,L	Electronics Boutique Holdings Corp.	1,217,929
45,200		Finish Line	855,184
47,345	@	GameStop Corp.	1,415,616
31,183	@,L	Genesco, Inc.	1,156,577
36,625		Goody’s Family Clothing, Inc.	270,109
16,425	@,L	Group 1 Automotive, Inc.	394,857
22,250	@,L	Guitar Center, Inc.	1,298,733
14,125		Haverty Furniture Cos., Inc.	208,768
32,291	@,L	Hibbett Sporting Goods, Inc.	1,221,891
42,500	@,L	HOT Topic, Inc.	812,600
18,025		Ihop Corp.	782,105
7,800	@	Insight Enterprises, Inc.	157,404
17,350	@	J Jill Group, Inc.	238,563
87,775	@	Jack in The Box, Inc.	3,328,427
36,049	@	Jo-Ann Stores, Inc.	951,333
21,125	L	Landry’s Restaurants, Inc.	635,651
38,200	@	Linens ‘N Things, Inc.	903,812
22,434		Lone Star Steakhouse & Saloon, Inc.	682,218
76,271		Longs Drug Stores Corp.	3,283,466
111,796	@,L	Men’s Wearhouse, Inc.	3,849,135
44,525		Movie Gallery, Inc.	1,176,796
19,100	@	O’Charleys, Inc.	337,306
46,975	@,L	Panera Bread Co.	2,916,442
12,570	@,L	Papa John’s Intl., Inc.	502,423
23,000	@,L	PF Chang’s China Bistro, Inc.	1,356,540
29,475	@,L	Rare Hospitality Intl., Inc.	898,103

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
37,975	@	Ryan’s Restaurant Group, Inc.	$532,030
48,958	@,L	Select Comfort Corp.	1,049,170
39,043	@,L	Shopko Stores, Inc.	949,135
48,299		Sonic Automotive, Inc.	1,026,837
56,693	@	Sonic Corp.	1,730,837
14,200	@,L	Stage Stores, Inc.	619,120
25,000	@	Steak N Shake Co.	465,500
53,759		Stein Mart, Inc.	1,182,698
17,750	@	TBC Corp.	481,558
51,350	@	Too, Inc.	1,200,050
32,400	@	Tractor Supply Co.	1,590,840
57,438		Triarc Cos.	853,529
7,200		World Fuel Services Corp.	168,552
48,025	@,L	Zale Corp.	1,521,912
			55,363,587
		Savings and Loans: 2.3%
19,826		Anchor Bancorp Wisconsin, Inc.	599,935
47,800		BankAtlantic Bancorp, Inc.	905,810
13,500		Bankunited Financial Corp.	365,040
14,144	L	Brookline BanCorp, Inc.	229,981
34,775		Commercial Federal Corp.	1,171,222
32,050	L	Dime Community Bancshares, Inc.	487,160
50,577		Downey Financial Corp.	3,702,237
25,400	@,L	Firstfed Financial Corp.	1,514,094
38,397		Flagstar Bancorp, Inc.	726,855
28,275		MAF Bancorp, Inc.	1,205,363
54,859	@	Sterling Financial Corp.	2,051,727
			12,959,424
		Semiconductors: 1.9%
21,350	@,L	Actel Corp.	296,765
34,100	@,L	ATMI, Inc.	989,241
142,674	@	Axcelis Technologies, Inc.	978,744
37,450	@,L	Brooks Automation, Inc.	556,133
16,150		Cohu, Inc.	323,808
51,272	@	DSP Group, Inc.	1,223,862
38,425	@,L	Exar Corp.	572,148
15,725	L	Helix Technology Corp.	208,828
59,300	@	Kopin Corp.	302,430
44,975	@,L	Kulicke & Soffa Industries, Inc.	355,752
56,250	@,L	Microsemi Corp.	1,057,500
19,575	@	Pericom Semiconductor Corp.	159,341
29,350	@,L	Photronics, Inc.	685,029
26,300	@,L	Power Integrations, Inc.	567,291
24,550	@	Standard Microsystems Corp.	573,979
17,025	@	Supertex, Inc.	300,662
34,775	@,L	Varian Semiconductor Equipment Associates, Inc.	1,286,674
			10,438,187
		Software: 4.2%
21,025	@,L	Altiris, Inc.	308,647
79,725	@,L	Ansys, Inc.	2,831,035
31,975	@,L	Avid Technology, Inc.	1,703,628
38,807	@	Captaris, Inc.	160,661
30,925	@,L	Cerner Corp.	2,101,972
29,075	@,L	Dendrite Intl., Inc.	401,235
31,250	@	Digi Intl., Inc.	370,625
49,605	@,L	eFunds Corp.	892,394
12,250	@,L	EPIQ Systems, Inc.	200,410
88,513	@	Filenet Corp.	2,225,217
48,159	L	Global Payments, Inc.	$3,265,179
37,250	@	Hyperion Solutions Corp.	1,498,940
21,499		Inter-Tel, Inc.	400,096
20,575	@	JDA Software Group, Inc.	234,144
37,434	@,L	Mantech Intl. Corp.	1,161,951
20,317	@,L	Mapinfo Corp.	213,532
30,844	@	MRO Software, Inc.	450,631
24,984	@	Phoenix Technologies Ltd.	194,376
55,625	@	Pinnacle Systems, Inc.	305,938
92,875	@	Progress Software Corp.	2,800,181
33,850	@,L	Serena Software, Inc.	653,305
11,650	@	SPSS, Inc.	223,797
10,581		SS&C Technologies, Inc.	335,206
32,900	@,L	THQ, Inc.	962,983
			23,896,083
		Storage/Warehousing: 0.1%
13,300	@,L	Mobile Mini, Inc.	458,584
			458,584
		Telecommunications: 1.4%
38,363	@	Adaptec, Inc.	148,848
53,450	@,L	Aeroflex, Inc.	448,980
81,311	@	Anixter Intl., Inc.	3,022,329
46,093	@,L	Audiovox Corp	714,442
13,450		Black Box Corp.	476,130
28,725	L	Commonwealth Telephone Enterprises, Inc.	1,203,865
29,500	@,L	Ditech Communications Corp.	191,455
8,925	@,L	General Communication, Inc.	88,090
17,350	@,L	Intrado, Inc.	259,556
35,100	@,L	Netgear, Inc.	652,860
15,575	@,L	Network Equipment Technologies, Inc.	80,367
42,161	@,L	Symmetricom, Inc.	437,210
6,900	@	Tollgrade Communications, Inc.	51,750
			7,775,882
		Textiles: 0.2%
5,950	L	Angelica Corp.	145,835
18,742		G&K Services, Inc.	707,135
			852,970
		Toys/Games/Hobbies: 0.2%
28,575	@	Department 56, Inc.	292,894
41,475	@,L	JAKKS Pacific, Inc.	796,735
			1,089,629
		Transportation: 1.9%
38,050	L	Arkansas Best Corp.	1,210,371
27,562		Forward Air Corp.	779,178
55,594		Heartland Express, Inc.	1,080,191
76,825	@,L	Kansas City Southern	1,550,329
21,150	@,L	Kirby Corp.	953,865
50,925		Knight Transportation, Inc.	1,239,005
54,700	@,L	Landstar System, Inc.	1,647,564
54,975	@,L	Offshore Logistics, Inc.	1,805,378
17,447	@	Old Dominion Freight Line	468,103
			10,733,984
		Total Common Stock (Cost $513,932,031)	560,807,023

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
116	@,X	Timco Aviation Services	$—
		Total Warrants (Cost $-)	—
		Total Long-Term Investments (Cost $513,932,031)	560,807,023
Principal Amount			Value
SHORT-TERM INVESTMENTS: 13.3%
		Repurchase Agreement: 0.8%
$4,467,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $4,467,416 to be received upon repurchase (Collateralized by $4,645,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $4,610,372, due 03/15/07-02/17/09)	4,467,000
		Total Repurchase Agreement (Cost $4,467,000)	4,467,000
		Securities Lending Collateralcc: 12.5%
70,511,579		The Bank of New York Institutional Cash Reserves Fund
		Total Securities Lending Collateral (Cost $70,511,579)	70,511,579
		Total Short-Term Investments (Cost $74,978,579)	74,978,579
	Total Investments In Securities (Cost $588,910,610)*	112.8%	$635,785,602
	Other Assets and Liabilities-Net	(12.8)	(72,300,720)
	Net Assets	100.0%	$563,484,882

@	Non-income producing security
@@	Foreign issuer
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
cc	Securities purchased with cash collateral for securities loaned.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $591,444,813. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$59,549,615
	Gross Unrealized Depreciation	(15,208,826)
	Net Unrealized Appreciation	$44,340,789

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -19.4% of net assets and 14.4%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 66.7%
		Advertising: 0.3%
10,700		Omnicom Group, Inc.	$854,502
			854,502
		Aerospace/Defense: 1.3%
10,300		Boeing Co.	679,800
795		DRS Technologies, Inc.	40,768
1,151		Engineered Support Systems, Inc.	41,240
9,200		General Dynamics Corp.	1,007,768
17,800		Lockheed Martin Corp.	1,154,686
1,148	@	Moog, Inc.	36,151
1,080	@	Teledyne Technologies, Inc.	35,186
13,600		United Technologies Corp.	698,360
			3,693,959
		Agriculture: 1.3%
4,011		Alliance One Intl., Inc.	24,106
26,450		Altria Group, Inc.	1,710,257
14,600		Monsanto Co.	917,902
7,400	L	Reynolds American, Inc.	583,120
12,400	@@	Swedish Match AB	140,701
10,600		UST, Inc.	483,996
			3,860,082
		Airlines: 0.1%
1,540	@,L	Alaska Air Group, Inc.	45,815
23,300	@,@@	British Airways PLC	109,371
1,930		Skywest, Inc.	35,087
			190,273
		Apparel: 0.8%
23,200	@	Coach, Inc.	$778,824
295		Haggar Corp.	6,003
1,050		K-Swiss, Inc.	33,957
11,050	L	Nike, Inc.	956,931
1,080	@,L	Quiksilver, Inc.	17,258
5,950		VF Corp.	340,459
1,617		Wolverine World Wide, Inc.	38,824
			2,172,256
		Auto Manufacturers: 0.6%
92,300		Ford Motor Co.	945,152
49,000	@,@@,L	Isuzu Motors Ltd.	130,588
17,700	@@	Nissan Motor Co., Ltd.	175,141
790	L	Oshkosh Truck Corp.	61,841
2,200	@@	Peugeot SA	129,791
4,000	@@	Volvo AB	162,409
			1,604,922
		Auto Parts and Equipment: 0.2%
2,300		BorgWarner, Inc.	123,441
35,000	@,@@	Bosch Automotive Systems Corp.	184,620
11,800	@,L	Goodyear Tire & Rubber Co.	175,820
			483,881
		Banks: 4.1%
3,574	@@	Alpha Bank AE	95,119
1,100		Associated Banc-Corp.	37,026
37,049	@@	Banca Intesa S.p.A.	169,204
1,100	@@,L	Banco Itau Holding Financeira SA ADR	101,750
19,400	@@	Banco Santander Central Hispano SA	224,689
83,750		Bank of America Corp.	3,819,837
2,200	L	Bank of Hawaii Corp.	111,650
11,000	@@	Bank of Ireland	177,622
3,900	@@	BNP Paribas	266,479
5,880		Colonial Bancgroup, Inc.	129,713
11,800		Comerica, Inc.	682,040
1,990		Commerce Bancorp, Inc.	60,317
1,192		Community Bank System Inc	29,073
6,800	@@	Credit Agricole SA	171,874
14,000	@@	DBS Group Holdings Ltd.	118,347
13,700	@@	Depfa Bank PLC	219,888
470	L	East-West Bancorp, Inc.	15,787
1,070	@@,L	First Bancorp Puerto Rico	42,961
930		First Republic Bank	32,857
1,915		Fremont General Corp.	46,592
22,820	@@	HBOS PLC	350,996
2,045		Hibernia Corp.	67,853
4,600	@@	ICICI Bank Ltd. ADR	100,510
31	@@	Mitsubishi Tokyo Financial Group, Inc.	261,554
56	@@	Mizuho Financial Group, Inc.	251,953
1,260	@@	OTP Bank Rt. GDR	84,168
12,315	@@	Royal Bank of Scotland Group PLC	370,946
30,000	@@	Sumitomo Trust & Banking Co., Ltd.	181,712
11,200	@@	Suncorp-Metway Ltd.	171,279
23,500		U.S. Bancorp	686,200
4,210	@@	UBS AG	328,294
20,050		Wachovia Corp.	994,479

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Banks (continued)
21,450		Wells Fargo & Co.	$1,320,890
577		Whitney Holding Corp.	18,828
			11,742,487
		Beverages: 1.5%
6,015		Brown-Forman Corp.	363,667
56,200		Coca-Cola Co.	2,346,349
6,140	@@	Coca-Cola Hellenic Bottling Co. SA	166,572
19,700	@@	Diageo PLC	289,928
4,365		PepsiAmericas, Inc.	112,006
21,550		PepsiCo, Inc.	1,162,192
			4,440,714
		Biotechnology: 0.4%
16,550	@	Amgen, Inc.	1,000,613
1,500	@	Arqule, Inc.	9,720
			1,010,333
		Building Materials: 0.1%
340		Florida Rock Industries, Inc.	24,939
1,600	@@	Lafarge SA	145,491
700		Martin Marietta Materials, Inc.	48,384
			218,814
		Chemicals: 1.0%
7,500		Crompton Corp.	106,125
12,700		Dow Chemical Co.	565,531
1,900	@@	DSM NV	129,941
12,450		E.I. du Pont EI de Nemours & Co.	535,475
2,173	@	FMC Corp.	121,992
1,000		Lubrizol Corp.	42,010
3,389	L	Lyondell Chemical Co.	89,537
11,450		PPG Industries, Inc.	718,602
4,300	@@,#	Reliance Industries Ltd. GDR	125,259
8,000		Sherwin-Williams Co.	376,720
1,520	L	Wellman, Inc.	15,489
			2,826,681
		Coal: 0.0%
650	L	Massey Energy Co.	24,518
			24,518
		Commercial Services: 1.0%
1,070		Administaff, Inc.	25,423
2,425	@,L	Alliance Data Systems Corp.	98,358
3,710	@,L	Career Education Corp.	135,823
878		Chemed Corp.	35,893
590	@	Consolidated Graphics, Inc.	24,054
3,121	@	Education Management Corp.	105,271
9,000		Equifax, Inc.	321,390
1,070		Healthcare Services Group	21,486
890	@	Heidrick & Struggles Intl., Inc.	23,211
2,275	@,L	Korn/Ferry Intl.	40,381
1,570	@	Labor Ready, Inc.	36,597
1,070		Manpower, Inc.	42,565
19,350		McKesson Corp.	866,686
52	W	MoneyGram Intl., Inc.	994
22,500		Paychex, Inc.	732,150
1,200	@,L	Pharmaceutical Product Development, Inc.	56,232
570	L	Pre-Paid Legal Services, Inc.	25,451
6,200	@,L	Quanta Services, Inc.	$54,560
47,200	@@	Rentokil Initial PLC	135,154
715		Rollins, Inc.	14,329
465	@,L	Vertrue, Inc.	18,116
			2,814,124
		Computers: 3.4%
1,335	L	Agilysys, Inc.	20,960
33,100	@	Apple Computer, Inc.	1,218,411
755	@	CACI Intl., Inc.	47,686
8,475	@,L	Cadence Design Systems, Inc.	115,769
1,510	@,L	Cognizant Technology Solutions Corp.	71,166
61,250	@	Dell, Inc.	2,419,987
800		Diebold, Inc.	36,088
2,400	@	DST Systems, Inc.	112,320
90,300	@	EMC Corp.	1,238,013
36,700		Hewlett-Packard Co.	862,817
1,741	L	Imation Corp.	67,533
20,650		International Business Machines Corp.	1,532,230
285	@,L	Kronos, Inc.	11,511
995	@,L	Micros Systems, Inc.	44,526
820		MTS Systems Corp.	27,536
23,150	@	Network Appliance, Inc.	654,451
1,980	@,L	SanDisk Corp.	46,985
3,970	@	Storage Technology Corp.	144,071
203,050	@	Sun Microsystems, Inc.	757,377
5,390	@	Synopsys, Inc.	89,851
925		Talx Corp.	26,742
5,344	@@	TietoEnator OYJ	162,261
7,440	@	Western Digital Corp.	99,845
			9,808,136
		Cosmetics/Personal Care: 0.6%
32,300	L	Procter & Gamble Co.	1,703,825
			1,703,825
		Distribution/Wholesale: 0.1%
470		Building Material Holding Corp.	32,566
815	L	CDW Corp.	46,528
635		Hughes Supply, Inc.	17,844
495		SCP Pool Corp.	17,370
25,000	@@	Sumitomo Corp.	199,517
315	@,L	United Stationers, Inc.	15,467
			329,292
		Diversified Financial Services: 3.2%
14,650		American Express Co.	779,820
5,495	@,L	AmeriCredit Corp.	140,123
14,600		CIT Group, Inc.	627,362
47,300		Citigroup, Inc.	2,186,678
26,400		Countrywide Financial Corp.	1,019,304
12,300		Fannie Mae	718,320
56,000	@@	Hong Kong Exchanges and Clearing Ltd.	144,402
2,700		Indymac Bancorp, Inc.	109,971
1,322	L	Legg Mason, Inc.	137,633
11,500		Lehman Brothers Holdings, Inc.	1,141,720
11,500		Merrill Lynch & Co., Inc.	632,615
13,950		Morgan Stanley	731,957
30,000	@@	Nippon Shinpan Co. Ltd.	154,526
1,200	@@	ORIX Corp.	179,345

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified Financial Services (continued)
20,300	@,W,L	Providian Financial Corp.	$357,889
849	@	World Acceptance Corp	25,512
			9,087,177
		Electric: 2.0%
6,500	@@	Chubu Electric Power Co., Inc.	155,906
24,150	L	Duke Energy Corp.	717,980
3,100	@@	E.ON AG	275,310
25,300	@@,L	Enel S.p.A.	220,877
5,100		Energy East Corp.	147,798
16,450	L	Exelon Corp.	844,379
8,800	@@	Fortum OYJ	141,162
6,342		Pepco Holdings, Inc.	151,827
3,300	L	PNM Resources, Inc.	95,073
1,450	W	Scana Corp.	61,930
19,450	L	Southern Co.	674,332
23,900		TXU Corp.	1,985,850
1,500		Wisconsin Energy Corp.	58,500
1,796	L	WPS Resources Corp.	101,025
			5,631,949
		Electrical Components and Equipment: 0.6%
2,925	W	AMETEK, Inc.	122,411
17,700		Emerson Electric Co.	1,108,552
2,397	@	Energizer Holdings, Inc.	149,021
350	@@	Samsung Electronics Co., Ltd. GDR	83,399
14,000	@@	Sumitomo Electric Industries Ltd.	142,771
52,000	@@	Toshiba Corp.	206,419
			1,812,573
		Electronics: 0.4%
2,790		Amphenol Corp.	112,074
538	L	Analogic Corp.	27,072
3,954	@	Arrow Electronics, Inc.	107,391
188		Bel Fuse, Inc.	5,745
415	@,L	Benchmark Electronics, Inc.	12,624
1,340		Brady Corp.	41,540
1,035	@,L	Coherent, Inc.	37,270
776		Daktronics Inc	15,528
640	@,L	FLIR Systems, Inc.	19,098
1,400	@@	Hoya Corp.	160,987
10,200	@@	Koninklijke Philips Electronics NV	257,026
890		Park Electrochemical Corp.	22,428
61,574	@,L	Solectron Corp.	233,366
460	@,L	Trimble Navigation Ltd.	17,926
			1,070,075
		Energy-Alternate Sources: 0.0%
1,190	@,L	Headwaters, Inc.	40,912
			40,912
		Engineering and Construction: 0.1%
2,120	@,L	Shaw Group, Inc.	45,601
39,000	@@	Taisei Corp.	131,090
400	@	URS Corp.	14,940
1,800	@@	Vinci SA	149,649
			341,280
		Entertainment: 0.1%
830	@	Argosy Gaming Co.	38,686
14,700	@@	TABcorp Holdings Ltd.	$183,313
			221,999
		Environmental Control: 0.1%
4,365		Republic Services, Inc.	157,184
415	@,L	Waste Connections, Inc.	15,475
			172,659
		Food: 1.1%
36,600		Archer-Daniels-Midland Co.	782,508
690		Corn Products Intl., Inc.	16,394
1,110		Flowers Foods, Inc.	39,250
18,500		General Mills, Inc.	865,615
1,540		Hormel Foods Corp.	45,168
591	L	Nash Finch Co.	21,713
8,015		SUPERVALU, Inc.	261,369
22,500	@@	Unilever PLC	216,552
825		Whole Foods Market, Inc.	97,598
12,100		Wm. Wrigley Jr. Co.	832,964
			3,179,131
		Forest Products and Paper: 0.0%
693		Schweitzer-Mauduit Intl., Inc.	21,573
			21,573
		Gas: 0.2%
59,800	@@	Centrica PLC	247,734
1,190		Energen Corp.	41,710
1,595	@,L	Southern Union Co.	39,157
3,950		UGI Corp.	110,205
			438,806
		Hand/Machine Tools: 0.2%
4,950		Black & Decker Corp.	444,758
			444,758
		Healthcare-Products: 1.9%
770	@	Advanced Neuromodulation Systems, Inc.	30,554
14,900		Becton Dickinson & Co.	781,803
410		Cooper Cos., Inc.	24,953
14,900		Guidant Corp.	1,002,770
830	@	Haemonetics Corp.	33,731
800	@	Hologic, Inc.	31,800
300	@,L	Idexx Laboratories, Inc.	18,699
37,650		Johnson & Johnson	2,447,250
16,000		Medtronic, Inc.	828,640
4,040	@,L	Patterson Cos., Inc.	182,123
305	@,L	ResMed, Inc.	20,127
1,590	@	Respironics, Inc.	57,415
447		Vital Signs, Inc.	19,364
			5,479,229
		Healthcare-Services: 2.1%
12,600		Aetna, Inc.	1,043,532
1,260	@,L	AMERIGROUP Corp.	50,652
1,210	@,L	Centene Corp.	40,632
2,900	@	Community Health Systems, Inc.	109,591
2,950	@	Coventry Health Care, Inc.	208,713
2,400	@@,L	Fresenius Medical Care AG	204,494
3,900	@	Health Net, Inc.	148,824
9,250	@,L	Humana, Inc.	367,595
3,405	@,L	Lincare Holdings, Inc.	139,060
2,540	@	PacifiCare Health Systems, Inc.	181,483

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services (continued)
630	@,L	Pediatrix Medical Group, Inc.	$46,330
770	@,L	RehabCare Group, Inc.	20,582
695	@,L	Sierra Health Services, Inc.	49,665
36,000		UnitedHealth Group, Inc.	1,877,039
2,100	L	Universal Health Services, Inc.	130,578
20,600	@	WellPoint, Inc.	1,434,584
			6,053,354
		Holding Companies-Diversified: 0.0%
45,000	@@	Citic Pacific Ltd.	131,269
			131,269
		Home Builders: 0.2%
1,850	L	Lennar Corp.	117,383
335		MDC Holdings, Inc.	27,554
580	@,L	Meritage Homes Corp.	46,110
95	@,L	NVR, Inc.	76,950
295	L	Standard-Pacific Corp.	25,945
1,805	@,L	Toll Brothers, Inc.	183,297
			477,239
		Home Furnishings: 0.0%
840		Harman Intl. Industries, Inc.	68,342
			68,342
		Household Products/Wares: 0.5%
3,390	L	American Greetings Corp.	89,835
2,861	L	Church & Dwight, Inc.	103,568
19,229		Kimberly-Clark Corp.	1,203,543
405	@,L	Spectrum Brands, Inc.	13,365
			1,410,311
		Housewares: 0.0%
1,135		Toro Co.	43,822
			43,822
		Insurance: 4.7%
17,003	@@	ACE Ltd.	762,585
23,600		Allstate Corp.	1,410,099
2,950		American Financial Group, Inc.	98,884
33,150		American Intl. Group, Inc.	1,926,014
20,300		Aon Corp.	508,312
10,150		Chubb Corp.	868,942
7,700	L	CIGNA Corp.	824,131
905		Delphi Financial Group, Inc.	39,956
720	@@	Everest Re Group Ltd.	66,960
2,201		Fidelity National Financial, Inc.	78,554
2,924		HCC Insurance Holdings, Inc.	110,732
2,748		Horace Mann Educators Corp.	51,717
590	L	LandAmerica Financial Group, Inc.	35,028
71,100	@@	Legal & General Group PLC	146,015
28,250		MetLife, Inc.	1,269,555
5,900		MGIC Investment Corp.	384,798
17,000	@@	Mitsui Sumitomo Insurance Co., Ltd.	152,236
3,505		Ohio Casualty Corp.	84,751
6,118		Old Republic Intl. Corp.	154,724
560	@,L	Philadelphia Consolidated Holding Co.	47,466
935	@,L	ProAssurance Corp.	39,046
9,600		Progressive Corp.	948,576
19,700		Prudential Financial, Inc.	1,293,501
16,000	@@	QBE Insurance Group Ltd.	$194,842
3,000		Radian Group, Inc.	141,660
8,800		Safeco Corp.	478,192
835	L	Selective Insurance Group, Inc.	41,374
1,640	@@	Swiss Reinsurance Co.	100,595
1,250	L	UICI	37,213
4,075		W.R. Berkley Corp.	145,396
9,600	@@,L	XL Capital Ltd.	714,432
625		Zenith National Insurance Corp.	42,413
1,030	@,@@	Zurich Financial Services AG	176,721
			13,375,420
		Internet: 0.7%
16,000	@,L	eBay, Inc.	528,160
1,520	@	Internet Security Systems	30,841
4,750	@	McAfee, Inc.	124,355
39,300	@,L	Symantec Corp.	854,382
755	@,L	Websense, Inc.	36,278
16,200	@	Yahoo!, Inc.	561,330
			2,135,346
		Iron/Steel: 0.3%
730		Carpenter Technology Corp.	37,814
660		Cleveland-Cliffs, Inc.	38,122
10,600		Nucor Corp.	483,572
6,700	L	United States Steel Corp.	230,279
			789,787
		Leisure Time: 0.1%
770		Arctic Cat, Inc.	15,808
6,300	@@,L	Carnival Corp.	343,665
940	L	Polaris Industries, Inc.	50,760
			410,233
		Lodging: 0.1%
2,535	L	Boyd Gaming Corp.	129,615
-		Harrah’s Entertainment, Inc.	9
3,125	L	Starwood Hotels & Resorts Worldwide, Inc.	183,031
			312,655
		Machinery-Diversified: 0.2%
1,095		Albany Intl. Corp.	35,160
1,015	L	Applied Industrial Technologies, Inc.	32,774
870	@	Gardner Denver, Inc.	30,520
1,035	@	Gerber Scientific, Inc.	7,204
460		IDEX Corp.	17,761
11,550		Rockwell Automation, Inc.	562,600
			686,019
		Media: 1.8%
29,300	@,L	Comcast Corp.	899,510
21,000		McGraw-Hill Cos., Inc.	929,250
11,400	@@	Mediaset S.p.A.	134,133
36,400	L	News Corp. - Class A	588,952
60,850	@	Time Warner, Inc.	1,016,804
20,450		Viacom, Inc.	654,809
6,183	@@	Vivendi Universal SA	193,845
27,150		Walt Disney Co.	683,637
110		Washington Post Co.	91,853
			5,192,793

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Metal Fabricate/Hardware: 0.1%
580		Commercial Metals Co.	$13,816
345		Lawson Products, Inc.	13,393
2,120		Precision Castparts Corp.	165,148
748	L	Quanex Corp.	39,651
830	L	Timken Co.	19,173
			251,181
		Mining: 0.2%
6,500	@@	Anglo American PLC	152,065
14,600	@@	BHP Billiton Ltd.	199,649
1,900		Umicore	152,102
			503,816
		Miscellaneous Manufacturing: 2.7%
10,250		3M Co.	741,075
925	L	AptarGroup, Inc.	46,990
510		Clarcor, Inc.	14,918
15,900		Danaher Corp.	832,206
3,485	L	Donaldson Co., Inc.	105,700
134,253		General Electric Co.	4,651,865
34,850		Honeywell Intl., Inc.	1,276,556
1,290		Pentair, Inc.	55,225
405		Roper Industries, Inc.	28,905
1,759		Teleflex, Inc.	104,432
			7,857,872
		Office Furnishings: 0.1%
3,272	L	Herman Miller, Inc.	100,908
2,210		HNI Corp.	113,042
			213,950
		Oil and Gas: 6.3%
47,163	@@	BP PLC	490,686
16,050		Burlington Resources, Inc.	886,602
42,600		ChevronTexaco Corp.	2,382,192
1,535	@,L	Cimarex Energy Co.	59,727
32,300		ConocoPhillips	1,856,927
18,800		Devon Energy Corp.	952,784
97,950		Exxon Mobil Corp.	5,629,186
3,177	@,L	Forest Oil Corp.	133,434
1,380		Frontier Oil Corp.	40,503
2,855		Helmerich & Payne, Inc.	133,957
15,300		Marathon Oil Corp.	816,561
2,272		Murphy Oil Corp.	118,667
1,520	@@	Norsk Hydro ASA	138,102
13,300		Occidental Petroleum Corp.	1,023,169
710	@	Petroleum Development Corp.	22,614
840	@,L	Remington Oil & Gas Corp.	29,988
9,200	@@,L	Repsol YPF SA	233,574
58,400	@@	Shell Transport & Trading Co. PLC	565,703
620	@	Southwestern Energy Co.	29,128
720	@,L	Stone Energy Corp.	35,208
3,850	L	Sunoco, Inc.	437,668
892	@,L	Swift Energy Co.	31,951
1,700	@@	Total SA	397,957
12,600		Unocal Corp.	819,630
11,100	L	Valero Energy Corp.	878,121
1,440		Vintage Petroleum, Inc.	43,877
			18,187,916
		Oil and Gas Services: 0.1%
357	@,L	Cal Dive Intl., Inc.	18,696
2,600	@	Cooper Cameron Corp.	161,330
802	@	Lone Star Technologies, Inc.	$36,491
2,190	@,L	Weatherford Intl. Ltd.	126,976
			343,493
		Pharmaceuticals: 3.3%
6,950	L	Amerisourcebergen Corp.	480,593
3,045	@	Barr Laboratories, Inc.	148,413
18,350		Cardinal Health, Inc.	1,056,593
22,750	@	Caremark Rx, Inc.	1,012,830
15,400	@	King Pharmaceuticals, Inc.	160,468
29,250		Merck & Co., Inc.	900,900
1,800	@@	Merck KGaA	145,133
151,750		Pfizer, Inc.	4,185,264
3,560	@@	Roche Holding AG	449,331
3,704	@@	Sanofi-Aventis	303,475
1,355	@,L	Sepracor, Inc.	81,314
5,400	@@	Takeda Pharmaceutical Co., Ltd.	267,259
3,600	@@,L	Teva Pharmaceutical Industries Ltd. ADR	112,104
3,400	@@	UCB SA	165,215
			9,468,892
		Pipelines: 0.1%
3,606		National Fuel Gas Co.	104,249
1,110		Questar Corp.	73,149
			177,398
		Real Estate: 0.1%
18,000	@@	Cheung Kong Holdings Ltd.	174,533
8,000	@@	Leopalace21 Corp.	132,766
			307,299
		Real Estate Investment Trusts: 1.9%
16,625		Acadia Realty Trust	310,055
500	@	Alexander’s, Inc.	124,375
2,600		Alexandria Real Estate Equities, Inc.	190,970
3,051	L	Archstone-Smith Trust	117,830
2,150		Avalonbay Communities, Inc.	173,720
3,025	@	Boston Properties, Inc.	211,750
4,650		CBL & Associates Properties, Inc.	200,276
3,400		CenterPoint Properties Trust	143,820
360	L	Colonial Properties Trust	15,840
7,950		Corporate Office Properties Trust Sbi MD	234,127
4,565		Developers Diversified Realty Corp.	209,807
4,300		Equity Office Properties Trust	142,330
4,575	L	Equity Residential	168,452
1,350		Essex Property Trust, Inc.	112,131
5,225	@,L	FelCor Lodging Trust, Inc.	75,658
3,875	L	General Growth Properties, Inc.	159,224
2,552		Gramercy Capital Corp.	62,422
13,100		Host Marriott Corp.	229,249
8,116		Innkeepers USA Trust	121,253
2,075		iStar Financial, Inc.	86,299
2,825		Kimco Realty Corp.	166,421
5,150		LaSalle Hotel Properties	168,972
6,475	@	Meristar Hospitality Corp.	55,685
4,400		National Health Investors, Inc.	123,508
6,950	L	Nationwide Health Properties, Inc.	164,090
485		New Century Financial Corp.	24,953
4,575		Newcastle Investment Corp.	137,936

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Real Estate Investment Trusts (continued)
4,650	L	ProLogis	$187,116
1,750		PS Business Parks, Inc.	77,788
3,425	L	Public Storage, Inc.	216,631
2,175	L	Rayonier, Inc.	115,340
4,950		Reckson Associates Realty Corp.	166,073
3,100	L	Regency Centers Corp.	177,320
2,675	L	Simon Property Group, Inc.	193,911
2,925		SL Green Realty Corp.	188,663
4,825		United Dominion Realty Trust, Inc.	116,041
			5,370,036
		Retail: 5.2%
1,135		Abercrombie & Fitch Co.	77,975
900	@	Advance Auto Parts, Inc.	58,095
2,755	@,L	Aeropostale, Inc.	92,568
4,835	L	American Eagle Outfitters, Inc.	148,193
2,775	@	Barnes & Noble, Inc.	107,670
14,200		Best Buy Co., Inc.	973,410
3,340	@	Brinker Intl., Inc.	133,767
1,283		Cato Corp.	26,484
970	@	CEC Entertainment, Inc.	40,827
5,280	@	Chico’s FAS, Inc.	180,998
670	@	Childrens Place	31,269
12,527		Circuit City Stores, Inc.	216,592
4,530		Claire’s Stores, Inc.	108,947
9,250		Darden Restaurants, Inc.	305,065
3,100	@@	Don Quijote Co., Ltd.	168,665
10,600	@@	Enterprise Inns PLC	158,156
455	@	GameStop Corp.	13,605
820	@	Genesco, Inc.	30,414
240	@	Guitar Center, Inc.	14,009
11,600	@@	GUS PLC	182,582
810	@	Hibbett Sporting Goods, Inc.	30,650
57,750		Home Depot, Inc.	2,246,474
15,350		J.C. Penney Co., Inc. Holding Co.	807,103
990	@,L	Jack in the Box, Inc.	37,541
382	@	Jo-Ann Stores, Inc.	10,081
3,900	@@	Lawson, Inc.	135,797
940		Longs Drug Stores Corp.	40,467
10,300		Lowe’s Cos., Inc.	599,666
17,100		McDonald’s Corp.	474,525
1,292	@	Men’s Wearhouse, Inc.	44,484
4,245		Michaels Stores, Inc.	175,616
1,060		Movie Gallery, Inc.	28,016
600		Neiman-Marcus Group, Inc.	58,152
4,200	@	O’Reilly Automotive, Inc.	125,202
735	@,L	Panera Bread Co.	45,632
4,085	@,L	Payless Shoesource, Inc.	78,432
230	@,L	PF Chang’s China Bistro, Inc.	13,565
5,800	@,L	Sears Holdings Corp.	869,246
1,340	@	Select Comfort Corp.	28,716
1,155	@	Shopko Stores, Inc.	28,078
1,320	L	Sonic Automotive, Inc.	28,063
535	@	Sonic Corp.	16,334
41,725		Staples, Inc.	889,577
5,300	@	Starbucks Corp.	273,798
1,285		Stein Mart, Inc.	28,270
11,900		Target Corp.	647,479
1,220	@,L	Too, Inc.	28,511
14,200	@	Toys “R” Us, Inc.	376,016
310	@	Tractor Supply Co.	15,221
2,400	@,L	Urban Outfitters, Inc.	136,056
43,200		Wal-Mart Stores, Inc.	$2,082,240
33,500		Walgreen Co.	1,540,665
465	@,L	Zale Corp.	14,736
			15,023,700
		Savings and Loans: 0.0%
620		Downey Financial Corp.	45,384
600	@,L	FirstFed Financial Corp.	35,766
871	@,L	Sterling Financial Corp.	32,575
			113,725
		Semiconductors: 1.6%
11,500	@,@@	ASML Holding NV	180,413
4,060	@	Axcelis Technologies, Inc.	27,852
1,205	@	DSP Group, Inc.	28,763
132,150		Intel Corp.	3,443,830
4,195	@,L	Lam Research Corp.	121,403
4,200	@	Micrel, Inc.	48,384
5,310		Microchip Technology, Inc.	157,282
560	@	Microsemi Corp.	10,528
474	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,323
20,950	L	Texas Instruments, Inc.	588,067
355	@,L	Varian Semiconductor Equipment Associates, Inc.	13,135
			4,623,980
		Software: 2.9%
28,200	L	Adobe Systems, Inc.	807,084
1,430	@,L	Advent Software, Inc.	28,972
1,010	@,L	Ansys, Inc.	35,865
14,800		Autodesk, Inc.	508,676
305	@,L	Avid Technology, Inc.	16,250
13,800	@	BMC Software, Inc.	247,710
300	@,L	Cerner Corp.	20,391
1,523		Certegy, Inc.	58,209
20,050	@	Compuware Corp.	144,160
100	@	Digi Intl., Inc.	1,186
874	@	Dun & Bradstreet Corp.	53,882
2,556	L	Fair Isaac Corp.	93,294
1,320	@,L	FileNet Corp.	33,185
815	L	Global Payments, Inc.	55,257
375	@,L	Hyperion Solutions Corp.	15,090
11,900	@	Intuit, Inc.	536,809
970	@	Mantech Intl. Corp.	30,109
128,150		Microsoft Corp.	3,183,245
1,086	@	MRO Software, Inc.	15,866
135,350	@	Oracle Corp.	1,786,620
12,500	@	Parametric Technology Corp.	79,750
1,245	@	Progress Software Corp.	37,537
1,200	@@	SAP AG	208,104
3,985	@	Sybase, Inc.	73,125
380	@,L	THQ, Inc.	11,123
1,985	@	Transaction Systems Architects, Inc.	48,891
4,215	@	Wind River Systems, Inc.	66,091
			8,196,481
		Telecommunications: 3.4%
1,036	@,L	Anixter Intl., Inc.	38,508
923	@,L	Audiovox Corp	14,307
81,900	@	Cisco Systems, Inc.	1,565,108
375	L	Commonwealth Telephone Enterprises, Inc.	15,716

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
2,805	@,L	Commscope, Inc.	$48,835
17,800	@@	Deutsche Telekom AG	328,085
8,293	@@	Elisa OYJ	129,612
1,470	L	Harris Corp.	45,879
11,400	@,@@	Hellenic Telecommunications Organization SA	220,922
83,400		Motorola, Inc.	1,522,884
1,050	@,L	Netgear, Inc.	19,530
38	@@	Nippon Telegraph & Telephone Corp.	162,633
44,000	@@	Oki Electric Industry Co., Ltd.	154,332
20,850		QUALCOMM, Inc.	688,259
8,100		Scientific-Atlanta, Inc.	269,487
3,700	@@	TDC A/S	158,469
70,300	@@	Telecom Italia S.p.A.	219,322
8,700	@@	Telekom Austria AG	169,093
3,900	@@	Telekomunikasi Indonesia Tbk PT ADR	81,315
1,035	L	Telephone & Data Systems, Inc.	42,238
113,200		Verizon Communications, Inc.	3,911,059
			9,805,593
		Toys/Games/Hobbies: 0.1%
575	@	Department 56, Inc.	5,894
10,326		Hasbro, Inc.	214,677
1,175	@,L	JAKKS Pacific, Inc.	22,572
			243,143
		Transportation: 1.1%
922	L	Arkansas Best Corp.	29,329
1,115		C.H. Robinson Worldwide, Inc.	64,893
14,300		CSX Corp.	610,038
10,300	@@	Deutsche Post AG	239,565
42	@,@@	East Japan Railway Co.	215,578
700		Expeditors Intl. Washington, Inc.	34,867
770	@,L	Kansas City Southern	15,539
580	@,L	Landstar System, Inc.	17,470
24,100		Norfolk Southern Corp.	746,135
840	@,L	Offshore Logistics, Inc.	27,586
2,080		Overseas Shipholding Group, Inc.	124,072
14,800	L	United Parcel Service, Inc.	1,023,567
2,300	@,L	Yellow Roadway Corp.	116,840
			3,265,479
		Water: 0.1%
5,220	@@	Veolia Environnement	195,477
			195,477
		Total Common Stock (Cost $168,332,638)	190,956,941
PREFERRED STOCK: 0.2%
		Banks: 0.2%
31	@,#	DG Funding Trust	333,443
			333,443
		Diversified Financial Services: 0.0%
4,400	@	National Rural Utilities Cooperative Finance Corp.	109,038
			109,038
		Insurance: 0.0%
4,000	@	Metlife, Inc.	$100,720
			100,720
		Total Preferred Stock (Cost $547,144)	543,201

Principal Amount			Value

CORPORATE BONDS/NOTES: 4.9%
		Banks: 1.4%
$200,000	@@,L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	172,104
123,000	@@,#	Banco Santander Santiago Chile SA, 3.720%, due 12/09/09	123,389
92,000	@@,L	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	106,211
170,000	@@	Bank of Ireland, 3.689%, due 12/29/49	149,412
140,000	@@	Bank of Nova Scotia, 2.318%, due 08/31/85	119,392
183,000		BankAmerica Capital II, 8.000%, due 12/15/26	197,908
153,000	@@,#	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	150,591
98,000	@@,#,+	Danske Bank A/S, 5.914%, due 12/29/49	105,673
140,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	116,900
102,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	130,469
124,000	@@,#	HBOS Capital Funding LP, 6.071%, due 06/30/49	134,084
81,000	@@,#	HBOS PLC, 5.375%, due 11/29/49	83,667
370,000	@@,C	HSBC Bank PLC, 3.788%, due 06/29/49	328,921
190,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	165,112
189,000	#	M&T Bank Corp., 3.850%, due 04/01/13	186,879
131,000		Mellon Capital I, 7.720%, due 12/01/26	140,739
140,000	@@	National Australia Bank Ltd., 3.514%, due 10/29/49	124,992
68,000		NB Capital Trust, 7.830%, due 12/15/26	73,346
64,000		NB Capital Trust IV, 8.250%, due 04/15/27	70,016
157,000		PNC Funding Corp., 4.500%, due 03/10/10	158,011
285,000	@@,#	Rabobank Capital Funding II, 5.260%, due 12/29/49	293,693
360,000	@@	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	317,575
140,000	@@,C	Societe Generale, 3.625%, due 11/29/49	123,415
390,000	@@,C	Standard Chartered PLC, 3.750%, due 11/29/49	311,025

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$150,000	@@,C	Standard Chartered PLC, 3.813%, due 07/29/49	$120,375
130,000	@@	Westpac Banking Corp., 3.556%, due 09/30/49	112,816
			4,116,715
		Beverages: 0.1%
149,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	173,026
131,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	162,440
64,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	66,824
			402,290
		Chemicals: 0.0%
48,000	@@,#	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	48,933
			48,933
		Diversified Financial Services: 1.3%
53,576	@@,#	Arcel Finance Ltd., 5.984%, due 02/01/09	55,037
172,000	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	178,636
100,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	108,036
100,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	107,934
65,000	#	Bosphorus Financial Services Ltd., 5.068%, due 02/15/12	65,090
248,000	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	251,720
132,000		Citigroup Capital II, 7.750%, due 12/01/36	141,356
258,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	279,541
60,000	@@	Financiere CSFB NV, 3.625%, due 03/29/49	51,544
51,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	47,875
155,000		Goldman Sachs Group, Inc., 3.538%, due 03/02/10	154,894
138,000		HSBC Finance Corp., 5.000%, due 06/30/15	139,349
213,000	#	HVB Funding Trust I, 8.741%, due 06/30/31	292,061
63,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	88,655
76,000	L	International Lease Finance Corp., 5.000%, due 04/15/10	77,580
134,000		JPM Capital Trust I, 7.540%, due 01/15/27	144,414
150,000		JPM Capital Trust II, 7.950%, due 02/01/27	163,018
197,000	#,+	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	203,110
105,000		Paribas, 3.563%, due 12/31/49	93,492
301,791	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	309,653
$279,000	@@,#	Preferred Term Securities XII, 3.910%, due 03/23/35	$279,698
1,000,000	#	Toll Road Investors Partnership II LP, 4.180%, due 02/15/45	123,707
100,000	#	Twin Reefs Pass-Through Trust, 4.190%, due 12/10/49	99,360
87,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	96,288
108,000	#	Wachovia Capital Trust V, 7.965%, due 06/01/27	118,526
			3,670,574
		Electric: 0.4%
217,000		Consumers Energy Co., 4.250%, due 04/15/08	216,858
58,000		Consumers Energy Co., 5.150%, due 02/15/17	58,659
20,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	22,254
125,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	149,691
159,000		Enterprise Capital Trust II, 4.710%, due 06/30/28	157,673
61,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	67,467
116,000	#	Pinnacle West Energy Corp., 3.630%, due 04/01/07	116,077
22,350	#	Power Contract Financing, LLC, 5.200%, due 02/01/06	22,504
117,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	121,502
37,011		PPL Montana, LLC, 8.903%, due 07/02/20	41,846
71,772	#	Tenaska Virginia Partners, LP, 6.119%, due 03/30/24	76,825
			1,051,356
		Food: 0.2%
186,000		Safeway, Inc., 4.800%, due 07/16/07	187,479
260,000		Tyson Foods, Inc., 7.250%, due 10/01/06	269,580
			457,059
		Insurance: 0.2%
86,000	#,L	AIG SunAmerica Global Financing X, 6.900%, due 03/15/32	106,170
30,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	32,243
138,000		Prudential Financial, Inc., 4.104%, due 11/15/06	138,428
289,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	319,745
			596,586
		Media: 0.1%
3,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	2,923
126,000		COX Communications, Inc., 6.850%, due 01/15/18	138,191

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Media (continued)
$95,000		COX Communications, Inc., 7.125%, due 10/01/12	$106,688
52,000		Time Warner, Inc., 7.625%, due 04/15/31	65,148
			312,950
		Oil and Gas: 0.3%
121,000		Amerada Hess Corp., 6.650%, due 08/15/11	133,319
151,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	148,482
27,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	30,028
101,000	@@,L	Nexen, Inc., 5.200%, due 03/10/15	102,535
56,000	@@,L	Nexen, Inc., 5.875%, due 03/10/35	57,115
253,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	261,602
100,000		Valero Energy Corp., 6.125%, due 04/15/07	102,992
110,000		Valero Energy Corp., 7.500%, due 04/15/32	136,214
			972,287
		Pipelines: 0.1%
172,000		Duke Capital LLC, 4.331%, due 11/16/06	172,286
110,000		KN Capital Trust III, 7.630%, due 04/15/28	129,130
			301,416
		Real Estate: 0.2%
203,000		EOP Operating, LP, 7.750%, due 11/15/07	218,091
57,000		Liberty Property, LP, 6.375%, due 08/15/12	62,523
12,000		Liberty Property, LP, 6.950%, due 12/01/06	12,450
153,000		Liberty Property, LP, 7.750%, due 04/15/09	169,516
			462,580
		Real Estate Investment Trusts: 0.2%
145,000		Simon Property Group, LP, 4.875%, due 03/18/10	147,697
280,000		Simon Property Group, LP, 6.375%, due 11/15/07	292,478
			440,175
		Retail: 0.0%
192,000		May Department Stores Co., 3.950%, due 07/15/07	190,765
			190,765
		Savings and Loans: 0.0%
125,000		Great Western Financial, 8.206%, due 02/01/27	135,836
			135,836
		Telecommunications: 0.3%
$187,000		BellSouth Corp., 4.200%, due 09/15/09	$186,514
92,000	@@,+	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	106,733
60,000		New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	71,986
101,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	109,793
92,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	92,696
113,000	L	Sprint Capital Corp., 8.375%, due 03/15/12	136,098
145,000	@@,#	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	145,603
			849,423

		Transportation: 0.1%
200,000	@@,#	MISC Capital Ltd., 5.000%, due 07/01/09	204,108
			204,108
		Total Corporate Bonds/Notes (Cost $14,060,579)	14,213,053

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Bank: 0.2%
730,000	L	3.250%, due 12/17/07	720,077
			720,077
		Federal Home Loan Mortgage Corporation: 2.2%
1,411,000		2.700%, due 03/16/07	1,384,716
676,849		4.500%, due 12/15/16	678,559
280,805		4.500%, due 06/15/17	281,593
429,000		5.000%, due 05/15/20	438,079
91,000	W	5.500%, due 07/17/18	93,389
1,227,269		5.500%, due 11/15/18	1,258,636
625,000	W	5.500%, due 07/15/34	633,789
315,000		5.875%, due 03/21/11	340,054
469,826		6.000%, due 01/15/29	488,545
175,975		6.000%, due 02/01/29	181,031
402,000		6.500%, due 07/15/34	416,195
233,296		7.000%, due 11/01/31	245,717
			6,440,303
		Federal National Mortgage Association: 7.4%
361,000	L	3.000%, due 08/15/07	355,119
717,000		3.500%, due 01/28/08	709,826
110,000		3.800%, due 01/18/08	109,646
1,043,000		3.875%, due 02/01/08	1,039,884
321,244		4.500%, due 09/25/16	321,721
292,148		4.500%, due 10/25/17	291,919
696,000	W	4.500%, due 07/15/19	692,955
75,000	W	4.500%, due 07/15/35	73,359
667,000	L	4.625%, due 10/15/13	687,177
159,972		4.837%, due 11/01/34	161,905
292,054		4.947%, due 01/01/35	294,852
1,894,000	W	5.000%, due 07/01/18	1,915,308
4,675,000	W	5.000%, due 07/15/34	4,676,460
665,000		5.250%, due 08/01/12	701,978

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$327,988		5.500%, due 02/01/18	$336,995
1,164,000	W	5.500%, due 07/15/19	1,194,918
603,787		5.500%, due 11/01/33	612,962
1,766,000	W	5.500%, due 07/15/34	1,790,283
4,968		6.000%, due 03/01/17	5,140
146,982		6.000%, due 10/01/18	152,088
468,263		6.000%, due 12/01/18	484,454
71,000		6.000%, due 07/15/20	73,418
286,301		6.000%, due 04/25/31	300,206
2,170,000		6.000%, due 07/15/34	2,224,927
144,556		6.500%, due 02/01/28	150,161
322,714		6.500%, due 09/01/32	334,640
706,000	W	6.500%, due 07/15/33	730,710
304,000		6.625%, due 11/15/10	341,882
145,298		7.000%, due 02/01/31	153,312
149,872		7.000%, due 06/01/31	158,138
14,000	W	7.000%, due 07/15/33	14,761
96,356		7.500%, due 09/01/31	102,989
			21,194,093
		Government National Mortgage Association: 0.2%
53,031		6.500%, due 01/15/29	55,490
130,893		6.500%, due 01/15/32	136,891
8,356		7.000%, due 12/15/27	8,868
22,833		7.000%, due 01/15/28	24,216
108,040		7.000%, due 02/15/28	114,583
111,308		7.500%, due 12/15/23	120,085
			460,133
		Total U.S. Government Agency Obligations (Cost $28,715,272 )	28,814,606

U.S. TREASURY OBLIGATIONS: 5.7%
		U.S. Treasury Bonds: 3.2%
5,097,000	L	4.125%, due 05/15/15	5,173,182
1,263,000	L	5.375%, due 02/15/31	1,490,735
286,000	L	5.500%, due 08/15/28	336,888
754,000	L	6.000%, due 02/15/26	929,246
1,248,000	L	6.250%, due 08/15/23	1,555,662
			9,485,713
		U.S. Treasury Notes: 2.3%
2,915,000	S,L	3.500%, due 05/31/07	2,907,031
577,000	L	3.625%, due 06/15/10	574,350
1,132,000	L	3.750%, due 05/15/08	1,134,831
100,000		4.120%, due 06/30/07	99,976
356,000		4.250%, due 04/15/10	360,380
539,000	L	10.375%, due 11/15/12	620,124
739,000	L	13.250%, due 05/15/14	990,462
			6,687,154
		U.S. Treasury STRIP: 0.2%
795,000		4.180%, due 05/15/16	509,194
			509,194
		Total U.S. Treasury Obligations (Cost $16,471,831)	16,682,061

ASSET-BACKED SECURITIES: 0.8%
		Automobile Asset-Backed Securities: 0.3%
$44,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	$43,241
100,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	99,399
169,614		Household Automotive Trust, 2.310%, due 04/17/08	168,581
180,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	175,730
270,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	265,342
			752,293
		Credit Card Asset-Backed Securities: 0.4%
95,000		Bank One Issuance Trust, 4.540%, due 09/15/10	95,683
95,000		Capital One Master Trust, 4.900%, due 03/15/10	96,683
640,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	659,136
325,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	330,391
21,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	22,299
64,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	68,118
			1,272,310
		Home Equity Asset-Backed Securities: 0.0%
29,000		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	29,008
110,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	109,003
			138,011
		Other Asset-Backed Securities: 0.1%
40,012		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	39,753
24,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	23,884
73,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	72,358
73,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	72,364
			208,359

		Total Asset-Backed Securities (Cost $2,395,678)	2,370,973

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.7%
		Commercial Mortgage-Backed Securities: 1.3%
7,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,932

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Mortgage-Backed Securities (continued)
$9,000		Capco America Securitization Corp., 6.460%, due 10/15/30	$9,640
200,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	196,023
795,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	789,884
68,000		CS First Boston Mortgage Securities Corp., 7.777%, due 04/14/62	77,843
380,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	402,836
220,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	235,445
905,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,001,173
215,898		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	214,007
10,000		GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	10,232
199,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	198,848
87,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	87,460
57,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	56,860
6,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	6,071
244,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	260,870
232,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	261,699
			3,815,823
		Whole Loan Collateralized Mortgage Obligations: 1.3%
143,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	146,305
497,571		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	506,364
245,131		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	246,667
571,000		CS First Boston Mortgage Securities Corp., 4.080%, due 10/25/33	575,456
112,474	#	GSMPS Mortgage Loan Trust, 3.664%, due 01/25/35	112,937
390,720		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	400,143
992,450		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	999,585
333,000		Residential Accredit Loans, Inc., 5.750%, due 04/25/35	342,705
$241,888		Thornburg Mortgage Securities Trust, 3.684%, due 09/25/34	$242,635
			3,572,797
		Whole Loan Collateralized Support CMO: 0.1%
116,255		Banc of America Mortgage Securities, 5.500%, due 11/25/33	117,901
155,584		Banc of America Mortgage Securities, 5.250%, due 11/25/19	157,806
			275,707
		Total Collateralized Mortgage Obligations (Cost $7,691,595)	7,664,327
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
70,000		City of New York, 5.000%, due 11/01/08	74,321
70,000		City of New York, 5.000%, due 11/01/11	76,401
70,000		City of New York, 5.000%, due 11/01/15	77,172
35,000		City of New York, 5.000%, due 04/01/35	36,987
65,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	64,509
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	60,672
		Total Municipal Bonds (Cost $389,277)	390,062
		Total Long-Term Investments (Cost $238,604,014)	261,635,224
SHORT-TERM INVESTMENTS: 28.3%
		Commercial Paper: 10.4%
2,600,000	S	American Express Bank, 3.196%, due 03/16/06	2,600,335
3,470,000		ASB Bank Ltd., 3.420%, due 08/24/05	3,451,975
2,300,000	S	Concord Minuteman, 3.140%, due 07/07/05	2,298,596
2,300,000	S	Concord Minutemen, 3.160%, due 07/07/06	2,299,963
5,600,000	#,S	Crown Point Capital Co. LLC, 3.440%, due 07/15/05	5,591,975
2,200,000	S	Goldman Sachs, 3.150%, due 07/01/05	2,199,808
6,000,000	S	Master Fund LLC, 3.180%, due 07/13/05	5,993,110
2,600,000	S	Monument, 3.120%, due 07/06/05	2,598,648
2,800,000	S	St. Germain Holding Ltd., 3.130%, due 07/12/05	2,797,079
		Total Commercial Paper (Cost $29,833,927)	29,831,489

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Repurchase Agreement: 3.5%
$10,064,000	S	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $10,064,937 to be received upon repurchase (Collateralized by $10,745,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $10,474,595, due 05/19/08)		$10,064,000
		Total Repurchase Agreement (Cost $10,064,000)		10,064,000
		Securities Lending Collateralcc: 14.4%
41,440,393		The Bank of New York
		Institutional Cash Reserves Fund		41,440,393
		Total Securities Lending Collateral (Cost $41,440,393)		41,440,393
		Total Short-Term Investments (Cost $81,338,320)		81,335,882
		Total Investments In Securities (Cost $319,942,334)*	119.4%	$343,971,106
		Other Assets and Liabilities-Net	(19.4)	(55,827,671)

		Net Assets	100.0%	$287,143,435

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security.
@@	Foreign issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $322,891,808. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$23,510,779
	Gross Unrealized Depreciation	(3,431,481)
	Net Unrealized Appreciation	$(20,079,298)

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING VP Strategic Allocation Balanced Portfolio:

In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation
Euro			USD
EUR 19,545	Sell	07/05/05	23,642	$23,667	$(25)

Information concerning open futures contracts for the ING VP Strategic Allocation Balanced Portfolio is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
90 Day Euro	44	$10,576,500	09/19/05	$(9,570)
U.S. Long Bond	6	712,500	09/21/05	5,151
				$(4,419)
Short Contracts
90 Day Euro	44	$10,563,300	12/19/05	$5,280
U.S. 5 Year Note	29	3,157,828	09/21/05	(17,009)
				$(11,729)
				$(16,148)

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation

As of June 30, 2005

(as a percent of net assets)*

* Excludes other assets and liabilities of -14.1% of net assets and 12.3%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change dialy.

Shares			Value
COMMON STOCK: 85.6%
		Advertising: 0.4%
12,400		Omnicom Group, Inc.	$990,264
			990,264
		Aerospace/Defense: 1.6%
12,900		Boeing Co.	851,400
885		DRS Technologies, Inc.	45,383
1,299		Engineered Support Systems, Inc.	46,543
10,800		General Dynamics Corp.	1,183,032
20,550		Lockheed Martin Corp.	1,333,078
1,328	@	Moog, Inc.	41,819
1,265	@	Teledyne Technologies, Inc.	41,214
15,700		United Technologies Corp.	806,195
			4,348,664
		Agriculture: 1.7%
4,453		Alliance One Intl., Inc.	26,763
30,750		Altria Group, Inc.	1,988,294
16,950		Monsanto Co.	1,065,647
8,500	L	Reynolds American, Inc.	669,800
22,000	@@	Swedish Match AB	249,631
12,400		UST, Inc.	566,184
			4,566,319
		Airlines: 0.1%
1,900	@,L	Alaska Air Group, Inc.	56,525
41,600	@,@@	British Airways PLC	195,271
2,170		Skywest, Inc.	39,451
			291,247
		Apparel: 1.0%
28,200	@	Coach, Inc.	$946,674
332		Haggar Corp.	6,756
1,100		K-Swiss, Inc.	35,574
12,850	L	Nike, Inc.	1,112,810
1,225	@	Quiksilver, Inc.	19,576
7,000		VF Corp.	400,540
1,800		Wolverine World Wide, Inc.	43,218
			2,565,148
		Auto Manufacturers: 0.8%
103,700		Ford Motor Co.	1,061,888
87,000	@,@@,L	Isuzu Motors Ltd.	231,860
31,500	@@	Nissan Motor Co., Ltd.	311,691
889	L	Oshkosh Truck Corp.	69,591
3,900	@@	Peugeot SA	230,084
7,100	@@	Volvo AB	288,277
			2,193,391
		Auto Parts and Equipment: 0.2%
2,700		BorgWarner, Inc.	144,909
62,000	@,@@	Bosch Automotive Systems Corp.	327,042
13,600	@,L	Goodyear Tire & Rubber Co.	202,640
			674,591
		Banks: 5.9%
6,354	@@	Alpha Bank AE	169,107
1,900		Associated Banc-Corp.	63,954
65,718	@@	Banca Intesa S.p.A.	300,137
2,000	@@,L	Banco Itau Holding Financeira SA ADR	185,000
34,400	@@	Banco Santander Central
		Hispano SA	398,418
97,400		Bank of America Corp.	4,442,413
2,700	L	Bank of Hawaii Corp.	137,025
19,500	@@	Bank of Ireland	314,700
6,900	@@	BNP Paribas	471,462
7,030		Colonial Bancgroup, Inc.	155,082
13,550		Comerica, Inc.	783,190
2,480		Commerce Bancorp, Inc.	75,169
1,325		Community Bank System Inc	32,317
12,000	@@	Credit Agricole SA	303,306
25,000	@@	DBS Group Holdings Ltd.	211,334
24,200	@@	Depfa Bank PLC	388,415
580	L	East-West Bancorp, Inc.	19,482
1,210	@@,L	First Bancorp Puerto Rico	48,582
1,000		First Republic Bank	35,330
2,160		Fremont General Corp.	52,553
40,465	@@	HBOS PLC	622,395
2,340		Hibernia Corp.	77,641
8,300	@@	ICICI Bank Ltd. ADR	181,355
55	@@	Mitsubishi Tokyo Financial Group, Inc.	464,047
99	@@	Mizuho Financial Group, Inc.	445,417
2,230		OTP Bank Rt. GDR	148,964
21,725	@@	Royal Bank of Scotland Group PLC	654,389
53,000	@@	Sumitomo Trust &
		Banking Co., Ltd.	321,025
19,300	@@	Suncorp-Metway Ltd.	295,150
27,150		U.S. Bancorp	792,780
7,350	@@	UBS AG	573,149
23,300		Wachovia Corp.	1,155,680

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Banks (continued)
24,950		Wells Fargo & Co.	$1,536,420
660		Whitney Holding Corp.	21,536
			15,876,924
		Beverages: 2.0%
6,990		Brown-Forman Corp.	422,615
67,000		Coca-Cola Co.	2,797,251
10,940	@@	Coca-Cola Hellenic Bottling Co. SA	296,791
100	@	Constellation Brands, Inc.	2,950
34,900	@@	Diageo PLC	513,629
5,240		PepsiAmericas, Inc.	134,458
25,000		PepsiCo, Inc.	1,348,250
			5,515,944
		Biotechnology: 0.4%
19,150	@	Amgen, Inc.	1,157,809
1,735	@	Arqule, Inc.	11,243
			1,169,052
		Building Materials: 0.1%
410		Florida Rock Industries, Inc.	30,074
2,800	@@	Lafarge SA	254,608
900		Martin Marietta Materials, Inc.	62,208
			346,890
		Chemicals: 1.3%
8,800		Crompton Corp.	124,520
14,650		Dow Chemical Co.	652,365
3,400	@@	DSM NV	232,526
14,450		E.I. du Pont EI de Nemours & Co.	621,495
2,496	@	FMC Corp.	140,125
1,200		Lubrizol Corp.	50,412
4,010	L	Lyondell Chemical Co.	105,944
13,200		PPG Industries, Inc.	828,432
6,900	@@,#	Reliance Industries Ltd. GDR	200,997
9,300		Sherwin-Williams Co.	437,937
1,700	L	Wellman, Inc.	17,323
			3,412,076
		Coal: 0.0%
720	L	Massey Energy Co.	27,158
			27,158
		Commercial Services: 1.2%
1,190		Administaff, Inc.	28,274
2,850	@,L	Alliance Data Systems Corp.	115,596
4,430	@,L	Career Education Corp.	162,182
989		Chemed Corp.	40,430
660	@	Consolidated Graphics, Inc.	26,908
3,715	@	Education Management Corp.	125,307
10,500		Equifax, Inc.	374,955
1,190		Healthcare Services Group	23,895
955	@	Heidrick & Struggles Intl., Inc.	24,906
2,760	@,L	Korn/Ferry Intl.	48,990
1,755	@	Labor Ready, Inc.	40,909
1,255		Manpower, Inc.	49,924
22,350		McKesson Corp.	1,001,058
62	W	MoneyGram Intl., Inc.	1,185
24,800		Paychex, Inc.	806,992
1,345	@,L	Pharmaceutical Product Development, Inc.	63,027
635	L	Pre-Paid Legal Services, Inc.	28,353
7,400	@,L	Quanta Services, Inc.	$65,120
83,200	@@	Rentokil Initial PLC	238,238
834		Rollins, Inc.	16,713
500	@,L	Vertrue, Inc.	19,480
			3,302,442
		Computers: 4.2%
1,470	L	Agilysys, Inc.	23,079
38,400	@	Apple Computer, Inc.	1,413,504
855	@	CACI Intl., Inc.	54,002
9,999	@,L	Cadence Design Systems, Inc.	136,586
1,775	@,L	Cognizant Technology Solutions Corp.	83,656
70,850	@	Dell, Inc.	2,799,283
900		Diebold, Inc.	40,599
2,900	@	DST Systems, Inc.	135,720
102,700	@	EMC Corp.	1,408,017
42,050		Hewlett-Packard Co.	988,596
2,070	L	Imation Corp.	80,295
23,900		International Business Machines Corp.	1,773,380
295	@,L	Kronos, Inc.	11,915
1,125	@,L	Micros Systems, Inc.	50,344
935		MTS Systems Corp.	31,397
25,450	@	Network Appliance, Inc.	719,472
2,320	@,L	SanDisk Corp.	55,054
4,765	@	Storage Technology Corp.	172,922
234,750	@	Sun Microsystems, Inc.	875,618
6,420	@	Synopsys, Inc.	107,021
1,040		Talx Corp.	30,066
9,534	@@	TietoEnator OYJ	289,483
8,782	@	Western Digital Corp.	117,854
			11,397,863
		Cosmetics/Personal Care: 0.7%
37,150	L	Procter & Gamble Co.	1,959,663
			1,959,663
		Distribution/Wholesale: 0.2%
520		Building Material Holding Corp.	36,031
930	L	CDW Corp.	53,094
680		Hughes Supply, Inc.	19,108
555		SCP Pool Corp.	19,475
44,000	@@	Sumitomo Corp.	351,150
350	@,L	United Stationers, Inc.	17,185
			496,043
		Diversified Financial Services: 4.3%
17,100		American Express Co.	910,233
6,532	@,L	AmeriCredit Corp.	166,566
17,000		CIT Group, Inc.	730,490
70,500		Citigroup, Inc.	3,259,214
30,600		Countrywide Financial Corp.	1,181,466
14,200		Fannie Mae	829,280
104,000	@@	Hong Kong Exchanges and Clearing Ltd.	268,175
3,200		Indymac Bancorp, Inc.	130,336
1,552	L	Legg Mason, Inc.	161,579
13,300		Lehman Brothers Holdings, Inc.	1,320,423
13,350		Merrill Lynch & Co., Inc.	734,384
16,150		Morgan Stanley	847,391
53,000	@@	Nippon Shinpan Co. Ltd.	272,995
2,000	@@	ORIX Corp.	298,909
23,950	@,W,L	Providian Financial Corp.	422,239

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified Financial Services (continued)
1		Raymond James Financial, Inc.	$28
953	@	World Acceptance Corp	28,638
			11,562,346
		Electric: 2.6%
11,900	@@	Chubu Electric Power Co., Inc.	285,429
28,150	L	Duke Energy Corp.	836,900
5,600	@@	E.ON AG	497,334
44,700	@@,L	Enel S.p.A.	390,245
6,000		Energy East Corp.	173,880
16,800	L	Exelon Corp.	862,344
15,600	@@	Fortum OYJ	250,241
7,422		Pepco Holdings, Inc.	177,683
3,900	L	PNM Resources, Inc.	112,359
1,735	W	Scana Corp.	74,102
22,600	L	Southern Co.	783,542
27,800		TXU Corp.	2,309,901
1,800		Wisconsin Energy Corp.	70,200
2,048	L	WPS Resources Corp.	115,200
			6,939,360
		Electrical Components and Equipment: 0.9%
3,390	W	AMETEK, Inc.	141,872
20,600		Emerson Electric Co.	1,290,178
2,818	@	Energizer Holdings, Inc.	175,195
640	@@	Samsung Electronics Co., Ltd. GDR	152,501
25,000	@@	Sumitomo Electric Industries Ltd.	254,948
92,000	@@	Toshiba Corp.	365,203
			2,379,897
		Electronics: 0.5%
3,261		Amphenol Corp.	130,994
604	L	Analogic Corp.	30,393
4,674	@	Arrow Electronics, Inc.	126,946
198		Bel Fuse, Inc.	6,051
400	@,L	Benchmark Electronics, Inc.	12,168
1,480		Brady Corp.	45,880
1,120	@,L	Coherent, Inc.	40,331
857		Daktronics Inc	17,149
705	@,L	FLIR Systems, Inc.	21,037
2,400	@@	Hoya Corp.	275,978
18,100	@@	Koninklijke Philips Electronics NV	456,094
1,005		Park Electrochemical Corp.	25,326
71,405	@,L	Solectron Corp.	270,625
570	@,L	Trimble Navigation Ltd.	22,213
			1,481,185
		Energy-Alternate Sources: 0.0%
1,340	@,L	Headwaters, Inc.	46,069
			46,069
		Engineering and Construction: 0.2%
2,380	@,L	Shaw Group, Inc.	51,194
68,000	@@	Taisei Corp.	228,568
450	@	URS Corp.	16,808
3,400	@@	Vinci SA	282,668
			579,238
		Entertainment: 0.1%
935	@	Argosy Gaming Co.	$43,580
26,000	@@	TABcorp Holdings Ltd.	324,226
			367,806
		Environmental Control: 0.1%
5,010		Republic Services, Inc.	180,410
515	@,L	Waste Connections, Inc.	19,204
			199,614
		Food: 1.4%
42,500		Archer-Daniels-Midland Co.	908,650
765		Corn Products Intl., Inc.	18,176
1,230		Flowers Foods, Inc.	43,493
21,600		General Mills, Inc.	1,010,664
1,821		Hormel Foods Corp.	53,410
654	L	Nash Finch Co.	24,028
9,455		SUPERVALU, Inc.	308,328
40,800	@@	Unilever PLC	392,680
1,020		Whole Foods Market, Inc.	120,666
13,900		Wm. Wrigley Jr. Co.	956,876
			3,836,971
		Forest Products and Paper: 0.0%
770		Schweitzer-Mauduit Intl., Inc.	23,970
			23,970
		Gas: 0.2%
106,300	@@	Centrica PLC	440,371
1,270		Energen Corp.	44,514
1,735	@,L	Southern Union Co.	42,594
4,350		UGI Corp.	121,365
			648,844
		Hand/Machine Tools: 0.2%
6,200		Black & Decker Corp.	557,070
			557,070
		Healthcare-Products: 2.4%
860	@	Advanced Neuromodulation Systems, Inc.	34,125
17,250		Becton Dickinson & Co.	905,108
455		Cooper Cos., Inc.	27,691
17,200		Guidant Corp.	1,157,560
935	@	Haemonetics Corp.	37,998
890	@	Hologic, Inc.	35,378
340	@,L	Idexx Laboratories, Inc.	21,192
43,750		Johnson & Johnson	2,843,749
18,500		Medtronic, Inc.	958,115
4,860	@,L	Patterson Cos., Inc.	219,089
335	@,L	ResMed, Inc.	22,107
1,770	@	Respironics, Inc.	63,915
488		Vital Signs, Inc.	21,140
			6,347,167
		Healthcare-Services: 2.7%
14,600		Aetna, Inc.	1,209,172
1,395	@,L	AMERIGROUP Corp.	56,079
1,395	@,L	Centene Corp.	46,844
3,400	@	Community Health Systems, Inc.	128,486
3,450	@	Coventry Health Care, Inc.	244,088
4,200	@@,L	Fresenius Medical Care AG	357,864
4,600	@	Health Net, Inc.	175,536
11,800	@,L	Humana, Inc.	468,932

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services (continued)
4,080	@,L	Lincare Holdings, Inc.	$166,627
3,050	@	PacifiCare Health Systems, Inc.	217,923
675	@,L	Pediatrix Medical Group, Inc.	49,640
925	@,L	RehabCare Group, Inc.	24,725
750	@,L	Sierra Health Services, Inc.	53,595
41,800		UnitedHealth Group, Inc.	2,179,451
2,500	L	Universal Health Services, Inc.	155,450
23,900	@	WellPoint, Inc.	1,664,396
			7,198,808
		Holding Companies-Diversified: 0.1%
82,000	@@	Citic Pacific Ltd.	239,202
			239,202
		Home Builders: 0.2%
2,240	L	Lennar Corp.	142,128
370		MDC Holdings, Inc.	30,433
650	@,L	Meritage Homes Corp.	51,675
110	@,L	NVR, Inc.	89,100
330	L	Standard-Pacific Corp.	29,024
2,200	@,L	Toll Brothers, Inc.	223,409
			565,769
		Home Furnishings: 0.0%
925		Harman Intl. Industries, Inc.	75,258
			75,258
		Household Products/Wares: 0.6%
4,120	L	American Greetings Corp.	109,180
3,281	L	Church & Dwight, Inc.	118,772
21,546		Kimberly-Clark Corp.	1,348,564
450	@,L	Spectrum Brands, Inc.	14,850
			1,591,366
		Housewares: 0.0%
1,250		Toro Co.	48,263
			48,263
		Insurance: 5.9%
19,777	@@	ACE Ltd.	886,998
27,400		Allstate Corp.	1,637,150
3,355		American Financial Group, Inc.	112,460
38,550		American Intl. Group, Inc.	2,239,756
23,600		Aon Corp.	590,944
11,900		Chubb Corp.	1,018,759
8,850	L	CIGNA Corp.	947,216
995		Delphi Financial Group, Inc.	43,929
855	@@	Everest Re Group Ltd.	79,515
2,673		Fidelity National Financial, Inc.	95,399
3,404		HCC Insurance Holdings, Inc.	128,909
3,254		Horace Mann Educators Corp.	61,240
665	L	LandAmerica Financial Group, Inc.	39,481
126,300	@@	Legal & General Group PLC	259,376
32,800		MetLife, Inc.	1,474,032
7,000		MGIC Investment Corp.	456,540
30,000	@@	Mitsui Sumitomo Insurance Co., Ltd.	268,652
4,010		Ohio Casualty Corp.	96,962
7,234		Old Republic Intl. Corp.	182,948
595	@,L	Philadelphia Consolidated Holding Co.	50,432
1,015	@,L	ProAssurance Corp.	42,386
11,200		Progressive Corp.	1,106,672
22,850		Prudential Financial, Inc.	$1,500,331
27,900	@@	QBE Insurance Group Ltd.	339,756
3,600		Radian Group, Inc.	169,992
10,250		Safeco Corp.	556,985
915	L	Selective Insurance Group, Inc.	45,338
3,020	@@	Swiss Reinsurance Co.	185,241
1,405	L	UICI	41,827
4,757		W.R. Berkley Corp.	169,730
11,100	@@,L	XL Capital Ltd.	826,062
695		Zenith National Insurance Corp.	47,163
1,830	@,@@	Zurich Financial Services AG	313,980
			16,016,161
		Internet: 0.9%
18,500	@,L	eBay, Inc.	610,685
1,680	@	Internet Security Systems	34,087
5,680	@	McAfee, Inc.	148,702
43,400	@,L	Symantec Corp.	943,516
835	@,L	Websense, Inc.	40,122
18,500	@	Yahoo!, Inc.	641,025
			2,418,137
		Iron/Steel: 0.3%
820		Carpenter Technology Corp.	42,476
740		Cleveland-Cliffs, Inc.	42,742
12,300		Nucor Corp.	561,126
7,800	L	United States Steel Corp.	268,086
			914,430
		Leisure Time: 0.2%
775		Arctic Cat, Inc.	15,911
7,600	@@,L	Carnival Corp.	414,580
1,045	L	Polaris Industries, Inc.	56,430
			486,921
		Lodging: 0.1%
3,000	L	Boyd Gaming Corp.	153,390
-		Harrah’s Entertainment, Inc.	8
3,050	L	Starwood Hotels & Resorts Worldwide, Inc.	178,639
			332,037
		Machinery-Diversified: 0.3%
1,224		Albany Intl. Corp.	39,302
1,095	L	Applied Industrial Technologies, Inc.	35,358
970	@	Gardner Denver, Inc.	34,028
1,175	@	Gerber Scientific, Inc.	8,178
565		IDEX Corp.	21,815
13,450		Rockwell Automation, Inc.	655,149
			793,830
		Media: 2.3%
34,100	@,L	Comcast Corp.	1,046,870
24,200		McGraw-Hill Cos., Inc.	1,070,850
20,200	@@	Mediaset S.p.A.	237,674
42,300	L	News Corp. - Class A	684,414
70,350	@	Time Warner, Inc.	1,175,548
23,750		Viacom, Inc.	760,475
10,967	@@	Vivendi Universal SA	343,830
31,350		Walt Disney Co.	789,393
150		Washington Post Co.	125,255
			6,234,309

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Metal Fabricate/Hardware: 0.1%
610		Commercial Metals Co.	$14,530
390		Lawson Products, Inc.	15,140
2,430		Precision Castparts Corp.	189,297
838	L	Quanex Corp.	44,422
985	L	Timken Co.	22,754
			286,143
		Mining: 0.3%
11,900	@@	Anglo American PLC	278,396
25,800	@@	BHP Billiton Ltd.	352,804
3,400		Umicore	272,183
			903,383
		Miscellaneous Manufacturing: 3.4%
11,900		3M Co.	860,370
1,040	L	AptarGroup, Inc.	52,832
500		Clarcor, Inc.	14,625
18,500		Danaher Corp.	968,290
4,120	L	Donaldson Co., Inc.	124,960
156,050		General Electric Co.	5,407,132
40,250		Honeywell Intl., Inc.	1,474,358
1,540		Pentair, Inc.	65,927
460		Roper Industries, Inc.	32,830
2,103		Teleflex, Inc.	124,855
			9,126,179
		Office Furnishings: 0.1%
3,878	L	Herman Miller, Inc.	119,598
2,631		HNI Corp.	134,575
			254,173
		Oil and Gas: 8.3%
83,507	@@	BP PLC	868,811
17,600		Burlington Resources, Inc.	972,224
49,650		ChevronTexaco Corp.	2,776,428
1,710	@,L	Cimarex Energy Co.	66,536
36,800		ConocoPhillips	2,115,632
22,350		Devon Energy Corp.	1,132,698
113,900		Exxon Mobil Corp.	6,545,832
3,685	@,L	Forest Oil Corp.	154,770
1,530		Frontier Oil Corp.	44,906
3,340		Helmerich & Payne, Inc.	156,713
16,900		Marathon Oil Corp.	901,953
2,616		Murphy Oil Corp.	136,634
2,700	@@	Norsk Hydro ASA	245,312
15,500		Occidental Petroleum Corp.	1,192,415
815	@	Petroleum Development Corp.	25,958
930	@,L	Remington Oil & Gas Corp.	33,201
16,200	@@,L	Repsol YPF SA	411,294
102,600	@@	Shell Transport & Trading Co. PLC	993,854
720	@	Southwestern Energy Co.	33,826
795	@,L	Stone Energy Corp.	38,876
4,450	L	Sunoco, Inc.	505,876
992	@,L	Swift Energy Co.	35,533
3,000	@@	Total SA	702,277
14,600		Unocal Corp.	949,730
12,250	L	Valero Energy Corp.	969,098
1,600		Vintage Petroleum, Inc.	48,752
			22,059,139
		Oil and Gas Services: 0.1%
396	@,L	Cal Dive Intl., Inc.	$20,739
3,100	@	Cooper Cameron Corp.	192,355
894	@	Lone Star Technologies, Inc.	40,677
2,300	@,L	Weatherford Intl. Ltd.	133,354
			387,125
		Pharmaceuticals: 4.4%
8,050	L	Amerisourcebergen Corp.	556,658
3,700	@	Barr Laboratories, Inc.	180,338
21,350		Cardinal Health, Inc.	1,229,333
26,700	@	Caremark Rx, Inc.	1,188,684
100	@	IVAX Corp.	2,150
17,900	@	King Pharmaceuticals, Inc.	186,518
34,050		Merck & Co., Inc.	1,048,740
3,200	@@	Merck KGaA	258,014
176,250		Pfizer, Inc.	4,860,975
6,290	@@	Roche Holding AG	793,901
6,592	@@	Sanofi-Aventis	540,093
1,610	@,L	Sepracor, Inc.	96,616
9,400	@@	Takeda Pharmaceutical Co., Ltd.	465,229
6,400	@@,L	Teva Pharmaceutical Industries Ltd. ADR	199,296
6,000	@@	UCB SA	291,556
			11,898,101
		Pipelines: 0.1%
4,282		National Fuel Gas Co.	123,793
1,320		Questar Corp.	86,988
			210,781
		Real Estate: 0.2%
31,000	@@	Cheung Kong Holdings Ltd.	300,585
14,200	@@	Leopalace21 Corp.	235,659
			536,244
		Real Estate Investment Trusts: 1.9%
16,175		Acadia Realty Trust	301,663
500	@	Alexander’s, Inc.	124,375
2,525		Alexandria Real Estate Equities, Inc.	185,461
2,950	L	Archstone-Smith Trust	113,929
2,100		Avalonbay Communities, Inc.	169,680
2,950	@	Boston Properties, Inc.	206,500
4,520		CBL & Associates Properties, Inc.	194,676
3,250		CenterPoint Properties Trust	137,475
410	L	Colonial Properties Trust	18,040
7,750		Corporate Office Properties Trust Sbi MD	228,237
4,740		Developers Diversified Realty Corp.	217,850
4,175		Equity Office Properties Trust	138,193
4,450	L	Equity Residential	163,849
1,340		Essex Property Trust, Inc.	111,300
5,075	@,L	FelCor Lodging Trust, Inc.	73,486
3,775	L	General Growth Properties, Inc.	155,115
2,467		Gramercy Capital Corp.	60,343
12,750		Host Marriott Corp.	223,125
7,955		Innkeepers USA Trust	118,848
2,000		iStar Financial, Inc.	83,180
2,750		Kimco Realty Corp.	162,003
5,000		LaSalle Hotel Properties	164,050
6,300	@	Meristar Hospitality Corp.	54,180
4,275	L	National Health Investors, Inc.	119,999

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Real Estate Investment Trusts (continued)
6,750		Nationwide Health Properties, Inc.	$159,368
535		New Century Financial Corp.	27,526
4,475		Newcastle Investment Corp.	134,921
4,525	L	ProLogis	182,086
1,725		PS Business Parks, Inc.	76,676
3,350	L	Public Storage, Inc.	211,888
2,100	L	Rayonier, Inc.	111,363
4,725		Reckson Associates Realty Corp.	158,524
3,025	L	Regency Centers Corp.	173,030
2,550	L	Simon Property Group, Inc.	184,850
2,800		SL Green Realty Corp.	180,600
4,700		United Dominion Realty Trust, Inc.	113,035
			5,239,424
		Retail: 6.7%
1,295		Abercrombie & Fitch Co.	88,967
1,100	@	Advance Auto Parts, Inc.	71,005
3,290	@,L	Aeropostale, Inc.	110,544
5,540	L	American Eagle Outfitters, Inc.	169,801
3,255	@	Barnes & Noble, Inc.	126,294
17,600		Best Buy Co., Inc.	1,206,480
4,020	@	Brinker Intl., Inc.	161,001
1,423		Cato Corp.	29,375
1,070	@	CEC Entertainment, Inc.	45,036
6,270	@	Chico’s FAS, Inc.	214,936
740	@	Childrens Place	34,536
14,399		Circuit City Stores, Inc.	248,959
5,265		Claire’s Stores, Inc.	126,623
10,650		Darden Restaurants, Inc.	351,237
5,500	@@	Don Quijote Co., Ltd.	299,244
18,900	@@	Enterprise Inns PLC	281,995
507	@	GameStop Corp.	15,159
910	@	Genesco, Inc.	33,752
270	@	Guitar Center, Inc.	15,760
20,700	@@	GUS PLC	325,815
900	@	Hibbett Sporting Goods, Inc.	34,056
67,100		Home Depot, Inc.	2,610,189
18,750		J.C. Penney Co., Inc. Holding Co.	985,875
1,100	@,L	Jack in the Box, Inc.	41,712
416	@	Jo-Ann Stores, Inc.	10,978
7,000	@@	Lawson, Inc.	243,738
1,050		Longs Drug Stores Corp.	45,203
11,050		Lowe’s Cos., Inc.	643,331
18,300		McDonald’s Corp.	507,825
1,437	@	Men’s Wearhouse, Inc.	49,476
5,010		Michaels Stores, Inc.	207,264
1,180		Movie Gallery, Inc.	31,187
700		Neiman-Marcus Group, Inc.	67,844
5,000	@	O’Reilly Automotive, Inc.	149,050
820	@,L	Panera Bread Co.	50,910
4,840	@,L	Payless Shoesource, Inc.	92,928
270	@,L	PF Chang’s China Bistro, Inc.	15,925
6,700	@,L	Sears Holdings Corp.	1,004,129
1,490	@	Select Comfort Corp.	31,931
1,280	@	Shopko Stores, Inc.	31,117
1,473	L	Sonic Automotive, Inc.	31,316
595	@	Sonic Corp.	18,165
46,825		Staples, Inc.	998,309
6,100	@	Starbucks Corp.	315,126
1,445		Stein Mart, Inc.	31,790
13,750		Target Corp.	$748,138
1,365	@,L	Too, Inc.	31,900
16,400	@	Toys “R” Us, Inc.	434,272
370	@	Tractor Supply Co.	18,167
2,800	@,L	Urban Outfitters, Inc.	158,732
50,100		Wal-Mart Stores, Inc.	2,414,819
38,900		Walgreen Co.	1,789,011
500	@,L	Zale Corp.	15,845
			17,816,777
		Savings and Loans: 0.0%
700		Downey Financial Corp.	51,240
634	@,L	FirstFed Financial Corp.	37,793
983	@,L	Sterling Financial Corp.	36,764
			125,797
		Semiconductors: 2.1%
20,400	@,@@	ASML Holding NV	320,037
4,510	@	Axcelis Technologies, Inc.	30,939
1,310	@	DSP Group, Inc.	31,270
156,050		Intel Corp.	4,066,662
4,890	@,L	Lam Research Corp.	141,517
5,000	@	Micrel, Inc.	57,600
6,190		Microchip Technology, Inc.	183,348
650	@	Microsemi Corp.	12,220
845	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,706
25,400	L	Texas Instruments, Inc.	712,978
400	@,L	Varian Semiconductor Equipment Associates, Inc.	14,800
			5,579,077
		Software: 3.5%
32,800	L	Adobe Systems, Inc.	938,736
1,725	@,L	Advent Software, Inc.	34,949
1,155	@,L	Ansys, Inc.	41,014
15,700		Autodesk, Inc.	539,609
335	@,L	Avid Technology, Inc.	17,849
16,300	@	BMC Software, Inc.	292,585
370	@,L	Cerner Corp.	25,149
1,806		Certegy, Inc.	69,025
26,000	@	Compuware Corp.	186,940
1,003	@	Dun & Bradstreet Corp.	61,835
2,989	L	Fair Isaac Corp.	109,099
1,485	@,L	FileNet Corp.	37,333
900	L	Global Payments, Inc.	61,020
425	@,L	Hyperion Solutions Corp.	17,102
13,800	@	Intuit, Inc.	622,518
600	@	Mantech Intl. Corp.	18,624
148,150		Microsoft Corp.	3,680,045
1,219	@	MRO Software, Inc.	17,810
156,450	@	Oracle Corp.	2,065,139
15,300	@	Parametric Technology Corp.	97,614
1,320	@	Progress Software Corp.	39,798
2,200	@@	SAP AG	381,525
4,700	@	Sybase, Inc.	86,245
300	@,L	THQ, Inc.	8,781
2,330	@	Transaction Systems Architects, Inc.	57,388
5,000	@	Wind River Systems, Inc.	78,400
			9,586,132

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications: 4.6%
1,154	@,L	Anixter Intl., Inc.	$42,894
1,026	@,L	Audiovox Corp	15,903
94,600	@	Cisco Systems, Inc.	1,807,806
415	L	Commonwealth Telephone Enterprises, Inc.	17,393
3,350	@,L	Commscope, Inc.	58,324
31,500	@@	Deutsche Telekom AG	580,599
14,710	@@	Elisa OYJ	229,905
1,700	L	Harris Corp.	53,057
20,110	@,@@	Hellenic Telecommunications Organization SA	389,713
95,000		Motorola, Inc.	1,734,700
1,180	@,L	Netgear Inc	21,948
67	@@	Nippon Telegraph & Telephone Corp.	286,748
79,000	@@	Oki Electric Industry Co., Ltd.	277,095
24,250		QUALCOMM, Inc.	800,493
10,150		Scientific-Atlanta, Inc.	337,691
6,600	@@	TDC A/S	282,674
124,300	@@	Telecom Italia S.p.A.	387,791
15,700	@@	Telekom Austria AG	305,144
6,800	@@	Telekomunikasi Indonesia Tbk PT ADR	141,780
1,050	L	Telephone & Data Systems, Inc.	42,851
131,600		Verizon Communications, Inc.	4,546,779
			12,361,288
		Toys/Games/Hobbies: 0.1%
615	@	Department 56, Inc.	6,304
11,951		Hasbro, Inc.	248,461
1,305	@,L	JAKKS Pacific, Inc.	25,069
			279,834
		Transportation: 1.5%
1,032	L	Arkansas Best Corp.	32,828
1,260		C.H. Robinson Worldwide, Inc.	73,332
16,600		CSX Corp.	708,156
18,300	@@	Deutsche Post AG	425,635
74	@,@@	East Japan Railway Co.	379,828
100		Expeditors Intl. Washington, Inc.	4,981
870	@,L	Kansas City Southern	17,557
615	@,L	Landstar System, Inc.	18,524
28,000		Norfolk Southern Corp.	866,880
935	@,L	Offshore Logistics, Inc.	30,705
2,485		Overseas Shipholding Group, Inc.	148,230
17,100	L	United Parcel Service, Inc.	1,182,635
2,800	@,L	Yellow Roadway Corp.	142,240
			4,031,531
		Water: 0.1%
9,259	@@	Veolia Environnement	346,729
			346,729

		Total Common Stock (Cost $204,570,600)	232,045,564
PREFERRED STOCK: 0.1%
		Banks: 0.1%
11	@,#	DG Funding Trust	118,319
			118,319
		Diversified Financial Services: 0.0%
1,500	@	National Rural Utilities Cooperative Finance Corp.	$37,172
			37,172
		Insurance: 0.0%
1,000	@	Metlife, Inc.	25,180
			25,180

		Total Preferred Stock (Cost $182,192)	180,671

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.0%
		Banks: 0.6%
$90,000	@@,L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	77,447
42,000	@@,#	Banco Santander Santiago Chile SA, 3.720%, due 12/09/09	42,133
31,000	@@,L	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	35,789
80,000	@@	Bank of Ireland, 3.689%, due 12/29/49	70,311
70,000	@@	Bank of Nova Scotia, 2.318%, due 08/31/85	59,696
71,000		BankAmerica Capital II, 8.000%, due 12/15/26	76,784
39,000	@@,#	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	38,386
34,000	@@,#,+	Danske Bank A/S, 5.914%, due 12/29/49	36,662
50,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	41,750
42,000	@@,#	HBOS Capital Funding LP, 6.071%, due 06/30/49	45,415
39,000	@@,#	HBOS PLC, 5.375%, due 11/29/49	40,284
130,000	@@,C	HSBC Bank PLC, 3.788%, due 06/29/49	115,566
70,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	60,831
66,000	#	M&T Bank Corp., 3.850%, due 04/01/13	65,259
45,000		Mellon Capital I, 7.720%, due 12/01/26	48,346
50,000	@@	National Australia Bank Ltd., 3.514%, due 10/29/49	44,640
23,000		NB Capital Trust, 7.830%, due 12/15/26	24,808
22,000		NB Capital Trust IV, 8.250%, due 04/15/27	24,068
53,000		PNC Funding Corp., 4.500%, due 03/10/10	53,341
114,000	@@,#	Rabobank Capital Funding II, 5.260%, due 12/29/49	117,477
170,000	@@	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	149,966

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$70,000	@@,C	Societe Generale, 3.625%, due 11/29/49	$61,708
190,000	@@,C	Standard Chartered PLC, 3.750%, due 11/29/49	151,526
70,000	@@,C	Standard Chartered PLC, 3.813%, due 07/29/49	56,175
60,000	@@	Westpac Banking Corp., 3.556%, due 09/30/49	52,069
			1,590,437
		Beverages: 0.1%
51,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	59,224
61,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	75,640
23,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	24,015
			158,879
		Chemicals: 0.0%
17,000	@@,#	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	17,330
			17,330
		Diversified Financial Services: 0.5%
18,348	@@,#	Arcel Finance Ltd., 5.984%, due 02/01/09	18,848
58,000	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	60,238
90,000	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	91,350
45,000		Citigroup Capital II, 7.750%, due 12/01/36	48,189
88,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	95,347
20,000	@@	Financiere CSFB NV, 3.625%, due 03/29/49	17,181
20,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	18,775
60,000		Goldman Sachs Group, Inc., 3.538%, due 03/02/10	59,959
54,000	#	HSBC Finance Corp., 5.000%, due 06/30/15	54,528
144,000		HVB Funding Trust I, 8.741%, due 06/30/31	197,449
24,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	33,773
26,000	L	International Lease Finance Corp., 5.000%, due 04/15/10	26,541
52,000		JPM Capital Trust I, 7.540%, due 01/15/27	56,041
58,000		JPM Capital Trust II, 7.950%, due 02/01/27	63,034
68,000	#,+	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	70,109
42,000		Paribas, 3.563%, due 12/31/49	37,397
116,198	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	119,225
100,000	@@,#	Preferred Term Securities XII, 3.910%, due 03/23/35	100,250
$400,000	#	Toll Road Investors Partnership II LP, 17.620%, due 02/15/45	$49,483
30,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	33,203
			1,250,920
		Electric: 0.1%
74,000		Consumers Energy Co., 4.250%, due 04/15/08	73,952
28,000		Consumers Energy Co., 5.150%, due 02/15/17	28,318
7,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	7,789
48,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	57,481
59,000		Enterprise Capital Trust II, 4.710%, due 06/30/28	58,508
29,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	32,075
39,000	#	Pinnacle West Energy Corp., 3.630%, due 04/01/07	39,026
6,705	#	Power Contract Financing, LLC, 5.200%, due 02/01/06	6,751
40,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	41,539
15,627		PPL Montana, LLC, 8.903%, due 07/02/20	17,668
25,563	#	Tenaska Virginia PartnerS,LP, 6.119%, due 03/30/24	27,362
			390,469
		Food: 0.1%
71,000		Safeway, Inc., 4.800%, due 07/16/07	71,565
89,000		Tyson Foods, Inc., 7.250%, due 10/01/06	92,279
			163,844

		Insurance: 0.1%
41,000	#,L	AIG SunAmerica Global Financing X, 6.900%, due 03/15/32	50,616
14,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	15,047
66,000		Prudential Financial, Inc., 4.104%, due 11/15/06	66,205
105,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	116,170
			248,038
		Media: 0.1%
2,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	1,948
46,000		COX Communications, Inc., 6.850%, due 01/15/18	50,451
36,000		COX Communications, Inc., 7.125%, due 10/01/12	40,429
20,000		Time Warner, Inc., 7.625%, due 04/15/31	25,057
			117,885

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil and Gas: 0.1%
$47,000		Amerada Hess Corp., 6.650%, due 08/15/11	$51,785
52,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	51,133
20,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	22,243
34,000	@@,L	Nexen, Inc., 5.200%, due 03/10/15	34,517
20,000	@@,L	Nexen, Inc., 5.875%, due 03/10/35	20,398
88,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	90,992
36,000		Valero Energy Corp., 6.125%, due 04/15/07	37,077
43,000		Valero Energy Corp., 7.500%, due 04/15/32	53,247
			361,392
		Pipelines: 0.0%
59,000		Duke Capital LLC, 4.331%, due 11/16/06	59,098
37,000		KN Capital Trust III, 7.630%, due 04/15/28	43,435
			102,533
		Real Estate: 0.1%
98,000		EOP Operating, LP, 7.750%, due 11/15/07	105,286
19,000		Liberty Property, LP, 6.375%, due 08/15/12	20,841
5,000		Liberty Property, LP, 6.950%, due 12/01/06	5,187
59,000		Liberty Property, LP, 7.750%, due 04/15/09	65,369
			196,683
		Real Estate Investment Trusts: 0.1%
54,000		Simon Property Group, LP, 4.875%, due 03/18/10	55,004
129,000		Simon Property Group, LP, 6.375%, due 11/15/07	134,749
			189,753
		Retail: 0.0%
72,000		May Department Stores Co.,
		3.950%, due 07/15/07	71,537
			71,537
		Savings and Loans: 0.0%
47,000		Great Western Financial,
		8.206%, due 02/01/27	51,074
			51,074
		Telecommunications: 0.1%
90,000		BellSouth Corp., 4.200%, due 09/15/09	89,766
36,000	@@,+	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	41,765
29,000		New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	34,793
$39,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	$42,395
33,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	33,250
44,000	L	Sprint Capital Corp., 8.375%, due 03/15/12	52,994
69,000	@@,#	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	69,287
			364,250
		Transportation: 0.0%
100,000	@@,#	MISC Capital Ltd., 5.000%, due 07/01/09	102,054
			102,054

		Total Corporate Bonds/Notes (Cost $5,325,622)	5,377,078

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.2%
		Federal Home Loan Bank: 0.1%
280,000	L	3.250%, due 12/17/07	276,194
			276,194
		Federal Home Loan Mortgage Corporation: 0.8%
486,000		2.700%, due 03/16/07	476,947
1,000		3.875%, due 06/15/08	1,001
232,166		4.500%, due 12/15/16	232,752
96,263		4.500%, due 06/15/17	96,533
185,000		5.000%, due 05/15/20	188,915
530,180		5.500%, due 11/15/18	543,732
152,000		5.875%, due 03/21/11	164,089
205,549		6.000%, due 01/15/29	213,738
255,000		6.500%, due 07/15/34	264,005
			2,181,712
		Federal National Mortgage Association: 3.2%
139,000	L	3.000%, due 08/15/07	136,736
275,000		3.500%, due 01/28/08	272,249
205,000		3.800%, due 01/18/08	204,341
357,000		3.875%, due 02/01/08	355,933
110,183		4.500%, due 09/25/16	110,346
194,766		4.500%, due 10/25/17	194,613
847,000	W	4.500%, due 07/15/19	843,294
32,000	W	4.500%, due 07/15/35	31,300
257,000	L	4.625%, due 10/15/13	264,774
56,592		4.837%, due 11/01/34	57,276
103,318		4.947%, due 01/01/35	104,307
944,000	W	5.000%, due 07/01/18	954,620
1,392,000	W	5.000%, due 07/15/34	1,392,434
255,000		5.250%, due 08/01/12	269,180
138,764		5.500%, due 02/01/18	142,575
601,860	W	5.500%, due 07/15/19	617,847
179,372		5.500%, due 11/01/33	182,098
1,364,000	W	5.500%, due 07/15/34	1,382,755
148,207		6.000%, due 10/01/08	152,439
170,970		6.000%, due 08/01/16	176,881
93,000		6.000%, due 07/15/20	96,168
127,039		6.000%, due 04/25/31	133,209
60,764		6.500%, due 04/01/27	63,123
123,000	W	6.500%, due 07/15/33	127,305
117,000		6.625%, due 11/15/10	131,580
15,991		7.000%, due 12/01/27	16,901
218,351		7.000%, due 02/01/31	230,394

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$4,000	W	7.000%, due 07/15/33	$4,218
44,737		7.500%, due 09/01/31	47,816
			8,696,712
		Government National Mortgage Association: 0.1%
42,100		6.500%, due 01/15/29	44,053
34,359		6.500%, due 01/15/32	35,934
10,786		7.000%, due 04/15/26	11,457
12,830		7.000%, due 04/15/26	13,629
1,684		7.000%, due 01/15/28	1,786
39,650		7.000%, due 02/15/28	42,051
			148,910
		Total U.S. Government Agency Obligations (Cost $11,268,716)	11,303,528

U.S. TREASURY OBLIGATIONS: 2.5%
		U.S. Treasury Bonds: 1.2%
1,787,000	L	4.125%, due 05/15/15	1,813,879
569,000	L	5.375%, due 02/15/31	671,598
114,000	L	5.500%, due 08/15/28	134,284
258,000	L	6.000%, due 02/15/26	317,965
245,000	L	6.250%, due 08/15/23	305,398
			3,243,124
		U.S. Treasury Notes: 1.2%
1,347,000	S,L	3.500%, due 05/31/07	1,343,318
333,000	L	3.625%, due 06/15/10	331,490
567,000	L	3.750%, due 05/15/08	568,418
280,000		4.120%, due 06/30/05	279,934
137,000		4.250%, due 04/15/10	138,686
186,000	L	10.375%, due 11/15/12	213,994
259,000	L	13.250%, due 05/15/14	347,131
			3,222,971
		U.S. Treasury STRIP: 0.1%
279,000		4.180%, due 05/15/16	178,698
			178,698

		Total U.S. Treasury Obligations (Cost $6,554,347)	6,644,793

ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.1%
39,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	38,766
120,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	117,929
			156,695
		Credit Card Asset-Backed Securities: 0.1%
45,000		Bank One Issuance Trust, 4.540%, due 09/15/10	45,324
42,000		Capital One Master Trust, 4.900%, due 03/15/10	42,744
130,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	133,887
$140,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	$142,323
12,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	12,743
25,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	26,608
			403,629
		Home Equity Asset-Backed Securities: 0.0%
16,000		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	16,004
45,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	44,592
			60,596
		Other Asset-Backed Securities: 0.1%
117,108		Chase Funding Mortgage Loan Asset-Backed Certificates,
		2.734%, due 09/25/24	116,349
70,000		Chase Funding Mortgage Loan Asset-Backed Certificates,
		4.045%, due 05/25/33	69,662
6,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	5,947
6,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	5,948
			197,906
		Total Asset-Backed Securities (Cost $829,822)	818,826

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
		Commercial Mortgage-Backed Securities: 0.5%
69,000		Bear Stearns Commercial
		Mortgage Securities, 3.880%, due 08/13/39	67,995
73,000		COMM, 3.600%, due 03/10/39	71,549
350,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	347,748
30,000		CS First Boston Mortgage Securities Corp., 7.777%, due 04/14/62	34,342
166,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	175,976
50,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	53,510
400,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	442,507
76,095		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	75,429
54,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%,
		due 01/15/42	53,959
28,000		JP Morgan Chase Commercial Mortgage Securities Corp.,
		4.449%, due 01/12/38	28,148

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Commercial Mortgage-Backed Securities (continued)
$19,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29		$18,953
				1,370,116
		Whole Loan Collateralized Mortgage Obligations: 0.5%
53,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42		54,225
164,327		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25		167,231
86,304		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18		86,844
251,000		CS First Boston Mortgage Securities Corp., 4.080%, due 10/25/33		252,959
38,111	#	GSMPS Mortgage Loan Trust, 3.664%, due 01/25/35		38,268
133,113		MASTR Alternative Loans Trust, 5.500%, due 01/25/20		136,323
339,470		MASTR Asset Securitization Trust, 5.500%, due 06/25/33		341,909
142,000		Residential Accredit Loans Inc, 5.750%, due 04/25/35		146,139
82,575		Thornburg Mortgage Securities Trust, 3.684%, due 09/25/34		82,831
				1,306,729
		Whole Loan Collateralized Support CMO: 0.0%
53,924		Bank of America Mortgage Securities, 5.250%, due 11/25/19		54,694
46,660		Bank of America Mortgage Securities, 5.500%, due 11/25/33		47,321
				102,015
		Total Collateralized Mortgage Obligations (Cost $2,793,753)		2,778,860
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
25,000		City of New York, 5.000%, due 11/01/08		26,543
25,000		City of New York, 5.000%, due 11/01/11		27,286
25,000		City of New York, 5.000%, due 11/01/15		27,561
15,000		City of New York, 5.000%, due 04/01/35		15,852
20,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		19,849
20,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		20,224
		Total Municipal Bonds (Cost $136,943)		137,315
		Total Long-Term Investments (Cost $231,661,995)		259,286,635

SHORT-TERM INVESTMENTS: 18.3%
		Commercial Paper: 2.9%
$1,000,000	S	Concord Minuteman, 3.140%, due 07/07/05		$999,389
2,300,000	S	Concord Minutemen, 3.160%, due 07/07/06		2,299,963
2,000,000	S	Crown Point Capital Co. LLC, 3.440%, due 07/15/05		1,997,134
2,600,000	S	St. Germain Holding Ltd., 3.130%, due 07/12/05		2,597,288
		Total Commercial Paper (Cost $7,894,475)		7,893,774
		Repurchase Agreement: 3.1%
8,307,000	S	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $8,307,773 to be received upon repurchase (Collateralized by $8,725,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $8,505,429, due 05/19/08)		8,307,000
		Total Repurchase Agreement (Cost $8,307,000)		8,307,000

		Securities Lending Collateralcc: 12.3%
33,280,937		The Bank of New York Institutional Cash Reserves Fund		33,280,937
		Total Securities Lending Collateral (Cost $33,280,937)		33,280,937
		Total Short-Term Investments (Cost $49,482,412)		49,481,711
		Total Investments In Securities (Cost $281,144,407)*	114.1%	$308,768,346
		Other Assets and Liabilities-Net	(14.1)	(38,128,833)
		Net Assets	100.0%	$270,639,513

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security.
@@	Foreign issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

W    When-issued or delayed delivery security.

S      Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.

L     Loaned security, a portion or all of the security is on loan at June 30, 2005.

*      Cost for federal income tax purposes is $284,275,156. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,811,335
Gross Unrealized Depreciation	(4,318,145)
Net Unrealized Appreciation	$24,493,190

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING VP Strategic Allocation Growth Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
GBP			USD
British Pound Sterling 4,878	Sell	07/05/05	8,741	$ 8,741	$—
GBP British Pound Sterling 8,547	Sell	07/05/05	10,339	15,318	(4,979)
GBP British Pound Sterling 24,667	Sell	07/05/05	19,214	44,206	(24,992)
GBP British Pound Sterling 12,195	Sell	07/05/05	9,286	21,854	(12,568)
GBP British Pound Sterling 8,943	Sell	07/05/05	10,822	16,027	(5,205)
					$(47,744)

Information concerning open futures contracts for the ING VP Strategic Allocation Growth Portfolio is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
90 Day Euro	15	$3,605,625	09/19/05	$(3,263)
U.S. Long Bond	6	712,500	09/21/05	5,151
				$ 1,888

Short Contracts
90 Day Euro	15	$3,601,125	12/19/05	$ 1,800
U.S. 5 Year Note	14	1,524,469	09/21/05	(8,134)
				$(6,334)
				$(4,446)

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation
as of June 30, 2005

(as a percent of net assets)*

* Excludes other assets and liabilities of -24.3% of net assets and 16.6%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 45.0%
		Advertising: 0.2%
3,900		Omnicom Group, Inc.	$311,454
			311,454
		Aerospace/Defense: 0.9%
4,000		Boeing Co.	264,000
267		DRS Technologies, Inc.	13,692
370		Engineered Support Systems, Inc.	13,257
3,400		General Dynamics Corp.	372,436
6,450		Lockheed Martin Corp.	418,412
360	@	Moog, Inc.	11,336
340	@	Teledyne Technologies, Inc.	11,077
4,900		United Technologies Corp.	251,615
			1,355,825
		Agriculture: 0.9%
1,267		Alliance One Intl., Inc.	7,615
9,300		Altria Group, Inc.	601,338
5,300		Monsanto Co.	333,211
2,700	L	Reynolds American, Inc.	212,760
4,700	@@	Swedish Match AB	53,330
3,800		UST, Inc.	173,508
			1,381,762
		Airlines: 0.0%
537	@,L	Alaska Air Group, Inc.	15,976
8,900	@,@@	British Airways PLC	41,776
615		Skywest, Inc.	11,181
			68,933
		Apparel: 0.5%
8,400	@	Coach, Inc.	$281,988
98		Haggar Corp.	1,994
315		K-Swiss, Inc.	10,187
4,000	L	Nike, Inc.	346,400
357	@,L	Quiksilver, Inc.	5,705
2,100		VF Corp.	120,162
512		Wolverine World Wide, Inc.	12,293
			778,729
		Auto Manufacturers: 0.3%
26,200		Ford Motor Co.	268,287
19,000	@,@@,L	Isuzu Motors Ltd.	50,636
6,800	@@	Nissan Motor Co., Ltd.	67,286
249	L	Oshkosh Truck Corp.	19,492
800	@@	Peugeot SA	47,197
1,500	@@	Volvo AB	60,904
			513,802
		Auto Parts and Equipment: 0.1%
770		BorgWarner, Inc.	41,326
13,000	@,@@	Bosch Automotive Systems Corp.	68,573
4,200	@,L	Goodyear Tire & Rubber Co.	62,580
			172,479
		Banks: 2.8%
1,358	@@	Alpha Bank AE	36,142
550		Associated Banc-Corp.	18,513
14,038	@@	Banca Intesa S.p.A.	64,112
400	@@,L	Banco Itau Holding Financeira SA ADR	37,000
7,400	@@	Banco Santander Central Hispano SA	85,706
30,450		Bank of America Corp.	1,388,824
760	L	Bank of Hawaii Corp.	38,570
4,200	@@	Bank of Ireland	68,189
1,500	@@	BNP Paribas	102,492
1,998		Colonial Bancgroup, Inc.	44,076
3,900		Comerica, Inc.	225,420
657		Commerce Bancorp, Inc.	19,914
376		Community Bank System Inc	9,171
2,600	@@	Credit Agricole SA	65,716
5,000	@@	DBS Group Holdings Ltd.	42,267
5,200	@@	Depfa Bank PLC	83,461
150	L	East-West Bancorp, Inc.	5,039
345	@@,L	First Bancorp Puerto Rico	13,852
295		First Republic Bank	10,422
614		Fremont General Corp.	14,939
8,628	@@	HBOS PLC	132,708
678		Hibernia Corp.	22,496
1,800	@@	ICICI Bank Ltd. ADR	39,330
12	@@	Mitsubishi Tokyo Financial Group, Inc.	101,247
21	@@	Mizuho Financial Group, Inc.	94,482
470	@@	OTP Bank Rt. GDR	31,396
4,700	@@	Royal Bank of Scotland Group PLC	141,571
11,000	@@	Sumitomo Trust & Banking Co., Ltd.	66,628
4,200	@@	Suncorp-Metway Ltd.	64,230
8,500		U.S. Bancorp	248,200
1,580	@@	UBS AG	123,208
7,250		Wachovia Corp.	359,600
7,800		Wells Fargo & Co.	480,323
180		Whitney Holding Corp.	5,873
			4,285,117

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Beverages: 1.0%
2,168		Brown-Forman Corp.	$131,077
20,450		Coca-Cola Co.	853,787
2,340	@@	Coca-Cola Hellenic Bottling Co. SA	63,482
7,500	@@	Diageo PLC	110,379
1,484		PepsiAmericas, Inc.	38,079
7,750		PepsiCo, Inc.	417,958
			1,614,762
		Biotechnology: 0.2%
6,000	@	Amgen, Inc.	362,760
494	@	Arqule, Inc.	3,201
			365,961
		Building Materials: 0.0%
110		Florida Rock Industries, Inc.	8,069
600	@@	Lafarge SA	54,558
200		Martin Marietta Materials, Inc.	13,824
			76,451
		Chemicals: 0.7%
2,520		Crompton Corp.	35,658
4,550		Dow Chemical Co.	202,612
700	@@	DSM NV	47,873
4,800		E.I. du Pont EI de Nemours & Co.	206,448
714	@	FMC Corp.	40,084
355		Lubrizol Corp.	14,914
1,151	L	Lyondell Chemical Co.	30,409
4,150		PPG Industries, Inc.	260,453
1,500	@@,#	Reliance Industries Ltd. GDR	43,695
2,900		Sherwin-Williams Co.	136,561
484	L	Wellman, Inc.	4,932
			1,023,639
		Coal: 0.0%
202	L	Massey Energy Co.	7,619
			7,619
		Commercial Services: 0.6%
340		Administaff, Inc.	8,078
818	@,L	Alliance Data Systems Corp.	33,178
1,260	@,L	Career Education Corp.	46,129
278		Chemed Corp.	11,365
182	@	Consolidated Graphics, Inc.	7,420
1,046	@	Education Management Corp.	35,282
2,950		Equifax, Inc.	105,345
343		Healthcare Services Group	6,887
287	@	Heidrick & Struggles Intl., Inc.	7,485
773	@,L	Korn/Ferry Intl.	13,721
496	@	Labor Ready, Inc.	11,562
380		Manpower, Inc.	15,116
7,000		McKesson Corp.	313,529
17	W	MoneyGram Intl., Inc.	325
8,100		Paychex, Inc.	263,574
386	@,L	Pharmaceutical Product Development, Inc.	18,088
184	L	Pre-Paid Legal Services, Inc.	8,216
2,105	@,L	Quanta Services, Inc.	18,524
18,700	@@	Rentokil Initial PLC	53,546
239		Rollins, Inc.	4,790
140	@,L	Vertrue, Inc.	5,454
			987,614
		Computers: 2.3%
433	L	Agilysys, Inc.	$6,798
12,000	@	Apple Computer, Inc.	441,720
237	@	CACI Intl., Inc.	14,969
2,832	@,L	Cadence Design Systems, Inc.	38,685
497	@,L	Cognizant Technology Solutions Corp.	23,424
22,100	@	Dell, Inc.	873,170
260		Diebold, Inc.	11,729
810	@	DST Systems, Inc.	37,908
32,600	@	EMC Corp.	446,945
13,250		Hewlett-Packard Co.	311,508
588	L	Imation Corp.	22,809
7,550		International Business Machines Corp.	560,209
90	@,L	Kronos, Inc.	3,635
321	@,L	Micros Systems, Inc.	14,365
257		MTS Systems Corp.	8,630
8,350	@	Network Appliance, Inc.	236,055
672	@,L	SanDisk Corp.	15,947
1,380	@	Storage Technology Corp.	50,080
73,300	@	Sun Microsystems, Inc.	273,409
1,828	@	Synopsys, Inc.	30,473
292		Talx Corp.	8,442
2,101	@@	TietoEnator OYJ	63,793
2,491	@	Western Digital Corp.	33,429
			3,528,132
		Cosmetics/Personal Care: 0.4%
11,550	L	Procter & Gamble Co.	609,263
			609,263
		Distribution/Wholesale: 0.1%
150		Building Material Holding Corp.	10,394
265	L	CDW Corp.	15,129
202		Hughes Supply, Inc.	5,676
162		SCP Pool Corp.	5,685
9,000	@@	Sumitomo Corp.	71,825
100	@,L	United Stationers, Inc.	4,910
			113,619
		Diversified Financial Services: 2.2%
5,300		American Express Co.	282,119
1,857	@,L	AmeriCredit Corp.	47,354
5,300		CIT Group, Inc.	227,741
21,100		Citigroup, Inc.	975,452
9,600		Countrywide Financial Corp.	370,656
4,400		Fannie Mae	256,960
20,000	@@	Hong Kong Exchanges and Clearing Ltd.	51,572
910		Indymac Bancorp, Inc.	37,064
475	L	Legg Mason, Inc.	49,452
4,200		Lehman Brothers Holdings, Inc.	416,976
4,150		Merrill Lynch & Co., Inc.	228,292
5,100		Morgan Stanley	267,597
11,000	@@	Nippon Shinpan Co. Ltd.	56,659
400	@@	ORIX Corp.	59,782
6,900	@,W,L	Providian Financial Corp.	121,647
270	@	World Acceptance Corp	8,114
			3,457,437
		Electric: 1.2%
2,600	@@	Chubu Electric Power Co., Inc.	62,363
6,900	L	Duke Energy Corp.	205,137

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Electric (continued)
1,200	@@	E.ON AG	$106,572
9,800	@@,L	Enel S.p.A.	85,557
1,700		Energy East Corp.	49,266
4,950	L	Exelon Corp.	254,084
3,400	@@	Fortum OYJ	54,540
2,121		Pepco Holdings, Inc.	50,777
1,110	L	PNM Resources, Inc.	31,979
488	W	Scana Corp.	20,842
5,550	L	Southern Co.	192,419
8,700		TXU Corp.	722,882
510		Wisconsin Energy Corp.	19,890
597	L	WPS Resources Corp.	33,581
			1,889,889
		Electrical Components and Equipment: 0.4%
968	W	AMETEK, Inc.	40,511
6,400		Emerson Electric Co.	400,831
821	@	Energizer Holdings, Inc.	51,042
130	@@	Samsung Electronics Co., Ltd. GDR	30,977
5,000	@@	Sumitomo Electric Industries Ltd.	50,990
20,000	@@	Toshiba Corp.	79,392
			653,743
		Electronics: 0.2%
928		Amphenol Corp.	37,278
176	L	Analogic Corp.	8,856
1,316	@	Arrow Electronics, Inc.	35,743
52		Bel Fuse, Inc.	1,589
130	@,L	Benchmark Electronics, Inc.	3,955
433		Brady Corp.	13,423
310	@,L	Coherent, Inc.	11,163
245		Daktronics Inc	4,902
216	@,L	FLIR Systems, Inc.	6,445
400	@@	Hoya Corp.	45,996
3,900	@@	Koninklijke Philips Electronics NV	98,275
282		Park Electrochemical Corp.	7,106
22,298	@,L	Solectron Corp.	84,509
150	@,L	Trimble Navigation Ltd.	5,846
			365,086
		Energy-Alternate Sources: 0.0%
373	@,L	Headwaters, Inc.	12,824
			12,824
		Engineering and Construction: 0.1%
676	@,L	Shaw Group, Inc.	14,541
14,000	@@	Taisei Corp.	47,058
130	@	URS Corp.	4,856
700	@@	Vinci SA	58,196
			124,651
		Entertainment: 0.1%
267	@	Argosy Gaming Co.	12,445
5,500	@@	TABcorp Holdings Ltd.	68,586
			81,031
		Environmental Control: 0.0%
1,477		Republic Services, Inc.	53,187
145	@,L	Waste Connections, Inc.	5,407
			58,594
		Food: 0.8%
13,250		Archer-Daniels-Midland Co.	283,285
214		Corn Products Intl., Inc.	5,085
350		Flowers Foods, Inc.	$12,376
6,700		General Mills, Inc.	313,492
515		Hormel Foods Corp.	15,105
182	L	Nash Finch Co.	6,687
3,221		SUPERVALU, Inc.	105,037
8,900	@@	Unilever PLC	85,658
280		Whole Foods Market, Inc.	33,124
4,400		Wm. Wrigley Jr. Co.	302,896
			1,162,745
		Forest Products and Paper: 0.0%
223		Schweitzer-Mauduit Intl., Inc.	6,942
			6,942
		Gas: 0.1%
22,800	@@	Centrica PLC	94,454
367		Energen Corp.	12,863
516	@,L	Southern Union Co.	12,668
1,239		UGI Corp.	34,568
			154,553
		Hand/Machine Tools: 0.1%
1,950		Black & Decker Corp.	175,208
			175,208
		Healthcare-Products: 1.3%
240	@	Advanced Neuromodulation Systems, Inc.	9,523
5,350		Becton Dickinson & Co.	280,715
130		Cooper Cos., Inc.	7,912
5,400		Guidant Corp.	363,420
262	@	Haemonetics Corp.	10,648
250	@	Hologic, Inc.	9,938
100	@,L	Idexx Laboratories, Inc.	6,233
13,700		Johnson & Johnson	890,499
5,800		Medtronic, Inc.	300,382
1,377	@,L	Patterson Cos., Inc.	62,075
100	@,L	ResMed, Inc.	6,599
505	@	Respironics, Inc.	18,236
137		Vital Signs, Inc.	5,935
			1,972,115
		Healthcare-Services: 1.4%
4,600		Aetna, Inc.	380,972
401	@,L	AMERIGROUP Corp.	16,120
380	@,L	Centene Corp.	12,760
980	@	Community Health Systems, Inc.	37,034
994	@	Coventry Health Care, Inc.	70,326
900	@@,L	Fresenius Medical Care AG	76,685
1,290	@	Health Net, Inc.	49,226
3,900	@,L	Humana, Inc.	154,986
1,164	@,L	Lincare Holdings, Inc.	47,538
858	@	PacifiCare Health Systems, Inc.	61,304
192	@,L	Pediatrix Medical Group, Inc.	14,120
261	@,L	RehabCare Group, Inc.	6,977
211	@,L	Sierra Health Services, Inc.	15,078
13,100		UnitedHealth Group, Inc.	683,034
730	L	Universal Health Services, Inc.	45,391
7,500	@	WellPoint, Inc.	522,300
			2,193,851
		Holding Companies-Diversified: 0.0%
18,000	@@	Citic Pacific Ltd.	52,508
			52,508

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Home Builders: 0.1%
632	L	Lennar Corp.	$40,100
110		MDC Holdings, Inc.	9,048
190	@,L	Meritage Homes Corp.	15,105
35	@,L	NVR, Inc.	28,350
100	L	Standard-Pacific Corp.	8,795
625	@,L	Toll Brothers, Inc.	63,469
			164,867
		Home Furnishings: 0.0%
272		Harman Intl. Industries, Inc.	22,130
			22,130
		Household Products/Wares: 0.3%
1,189	L	American Greetings Corp.	31,509
947	L	Church & Dwight, Inc.	34,281
6,936		Kimberly-Clark Corp.	434,124
130	@,L	Spectrum Brands, Inc.	4,290
			504,204
		Housewares: 0.0%
367		Toro Co.	14,170
			14,170
		Insurance: 3.1%
6,203	@@	ACE Ltd.	278,205
8,600		Allstate Corp.	513,849
1,004		American Financial Group, Inc.	33,654
12,050		American Intl. Group, Inc.	700,104
7,300		Aon Corp.	182,792
3,700		Chubb Corp.	316,757
2,950	L	CIGNA Corp.	315,739
293		Delphi Financial Group, Inc.	12,936
242	@@	Everest Re Group Ltd.	22,506
746		Fidelity National Financial, Inc.	26,625
986		HCC Insurance Holdings, Inc.	37,340
942		Horace Mann Educators Corp.	17,728
202	L	LandAmerica Financial Group, Inc.	11,993
27,100	@@	Legal & General Group PLC	55,654
10,250		MetLife, Inc.	460,635
2,400		MGIC Investment Corp.	156,528
6,000	@@	Mitsui Sumitomo Insurance Co., Ltd.	53,730
1,164		Ohio Casualty Corp.	28,146
2,074		Old Republic Intl. Corp.	52,451
172	@,L	Philadelphia Consolidated Holding Co.	14,579
299	@,L	ProAssurance Corp.	12,486
3,500		Progressive Corp.	345,835
7,100		Prudential Financial, Inc.	466,186
6,000	@@	QBE Insurance Group Ltd.	73,066
1,030		Radian Group, Inc.	48,637
3,150		Safeco Corp.	171,171
262	L	Selective Insurance Group, Inc.	12,982
650	@@	Swiss Reinsurance Co.	39,870
398	L	UICI	11,848
1,401		W.R. Berkley Corp.	49,988
3,200	@@,L	XL Capital Ltd.	238,144
194		Zenith National Insurance Corp.	13,165
390	@,@@	Zurich Financial Services AG	66,914
			4,842,243
		Internet: 0.5%
5,800	@,L	eBay, Inc.	$191,458
480	@	Internet Security Systems	9,739
1,607	@	McAfee, Inc.	42,071
13,750	@,L	Symantec Corp.	298,925
234	@,L	Websense, Inc.	11,244
6,000	@	Yahoo!, Inc.	207,900
			761,337
		Iron/Steel: 0.2%
232		Carpenter Technology Corp.	12,018
210		Cleveland-Cliffs, Inc.	12,130
3,800		Nucor Corp.	173,355
2,400	L	United States Steel Corp.	82,488
			279,991
		Leisure Time: 0.1%
217		Arctic Cat, Inc.	4,455
2,200	@@,L	Carnival Corp.	120,010
303	L	Polaris Industries, Inc.	16,362
			140,827
		Lodging: 0.1%
823	L	Boyd Gaming Corp.	42,080
1,825	L	Starwood Hotels & Resorts
		Worldwide, Inc.	106,890
			148,970
		Machinery-Diversified: 0.2%
345		Albany Intl. Corp.	11,078
325	L	Applied Industrial Technologies, Inc.	10,494
272	@	Gardner Denver, Inc.	9,542
340	@	Gerber Scientific, Inc.	2,366
145		IDEX Corp.	5,598
4,150		Rockwell Automation, Inc.	202,147
			241,225
		Media: 1.2%
10,700	@,L	Comcast Corp.	328,490
7,600		McGraw-Hill Cos., Inc.	336,300
4,300	@@	Mediaset S.p.A.	50,594
13,200	L	News Corp. - Class A	213,576
21,950	@	Time Warner, Inc.	366,785
7,450		Viacom, Inc.	238,549
2,343	@@	Vivendi Universal SA	73,456
9,800		Walt Disney Co.	246,764
30		Washington Post Co.	25,051
			1,879,565
		Metal Fabricate/Hardware: 0.1%
180		Commercial Metals Co.	4,288
115		Lawson Products, Inc.	4,464
697		Precision Castparts Corp.	54,296
249	L	Quanex Corp.	13,199
267	L	Timken Co.	6,168
			82,415
		Mining: 0.1%
2,600	@@	Anglo American PLC	60,826
5,500	@@	BHP Billiton Ltd.	75,210
700		Umicore	56,038
			192,074

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing: 1.8%
3,700		3M Co.	$267,510
302	L	AptarGroup, Inc.	15,342
160		Clarcor, Inc.	4,680
5,700		Danaher Corp.	298,338
1,124	L	Donaldson Co., Inc.	34,091
48,750		General Electric Co.	1,689,188
12,000		Honeywell Intl., Inc.	439,560
440		Pentair, Inc.	18,836
120		Roper Industries, Inc.	8,564
583		Teleflex, Inc.	34,613
			2,810,722
		Office Furnishings: 0.0%
1,091	L	Herman Miller, Inc.	33,646
728		HNI Corp.	37,238
			70,884
		Oil and Gas: 4.2%
17,800	@@	BP PLC	185,192
5,450		Burlington Resources, Inc.	301,058
15,450		ChevronTexaco Corp.	863,964
491	@,L	Cimarex Energy Co.	19,105
11,800		ConocoPhillips	678,382
6,500		Devon Energy Corp.	329,420
35,300		Exxon Mobil Corp.	2,028,692
1,045	@,L	Forest Oil Corp.	43,890
438		Frontier Oil Corp.	12,855
953		Helmerich & Payne, Inc.	44,715
5,300		Marathon Oil Corp.	282,861
766		Murphy Oil Corp.	40,008
600	@@	Norsk Hydro ASA	54,514
4,800		Occidental Petroleum Corp.	369,264
226	@	Petroleum Development Corp.	7,198
269	@,L	Remington Oil & Gas Corp.	9,603
3,600	@@,L	Repsol YPF SA	91,399
22,100	@@	Shell Transport & Trading Co. PLC	214,076
202	@	Southwestern Energy Co.	9,490
227	@,L	Stone Energy Corp.	11,100
1,400	L	Sunoco, Inc.	159,152
283	@,L	Swift Energy Co.	10,137
600	@@	Total SA	140,455
4,400		Unocal Corp.	286,220
3,800		Valero Energy Corp.	300,618
450	L	Vintage Petroleum, Inc.	13,712
			6,507,080
		Oil and Gas Services: 0.1%
109	@,L	Cal Dive Intl., Inc.	5,708
870	@	Cooper Cameron Corp.	53,984
256	@	Lone Star Technologies, Inc.	11,648
600	@,L	Weatherford Intl. Ltd.	34,788
			106,128
		Pharmaceuticals: 2.2%
2,500	L	Amerisourcebergen Corp.	172,875
1,069	@	Barr Laboratories, Inc.	52,103
7,000		Cardinal Health, Inc.	403,060
8,250	@	Caremark Rx, Inc.	367,290
100	@	IVAX Corp.	2,150
10,550		Merck & Co., Inc.	324,940
700	@@	Merck KGaA	56,440
54,300		Pfizer, Inc.	1,497,595
1,340	@@	Roche Holding AG	$169,130
1,400	@@	Sanofi-Aventis	114,704
445	@,L	Sepracor, Inc.	26,704
2,000	@@	Takeda Pharmaceutical Co., Ltd.	98,985
1,400	@@,L	Teva Pharmaceutical Industries Ltd. ADR	43,596
1,300	@@	UCB SA	63,171
			3,392,743
		Pipelines: 0.0%
1,209		National Fuel Gas Co.	34,952
372		Questar Corp.	24,515
			59,467
		Real Estate: 0.1%
7,000	@@	Cheung Kong Holdings Ltd.	67,874
3,000	@@	Leopalace21 Corp.	49,787
			117,661
		Real Estate Investment Trusts: 2.0%
9,650		Acadia Realty Trust	179,972
300	@	Alexander’s, Inc.	74,625
1,500		Alexandria Real Estate Equities, Inc.	110,175
1,764	L	Archstone-Smith Trust	68,126
1,250		Avalonbay Communities, Inc.	101,000
1,750	@	Boston Properties, Inc.	122,500
2,750		CBL & Associates Properties, Inc.	118,443
1,900		CenterPoint Properties Trust	80,370
120	L	Colonial Properties Trust	5,280
4,625		Corporate Office Properties Trust Sbi MD	136,205
2,295		Developers Diversified Realty Corp.	105,478
2,500		Equity Office Properties Trust	82,750
2,661	L	Equity Residential	97,978
720		Essex Property Trust, Inc.	59,803
3,025	@,L	FelCor Lodging Trust, Inc.	43,802
2,250	L	General Growth Properties, Inc.	92,453
1,465		Gramercy Capital Corp.	35,834
7,600		Host Marriott Corp.	132,999
4,506		Innkeepers USA Trust	67,320
1,200		iStar Financial, Inc.	49,908
1,550		Kimco Realty Corp.	91,311
3,000		LaSalle Hotel Properties	98,430
3,750	@	Meristar Hospitality Corp.	32,250
2,575		National Health Investors, Inc.	72,280
4,025	L	Nationwide Health Properties, Inc.	95,030
158		New Century Financial Corp.	8,129
2,675		Newcastle Investment Corp.	80,651
2,700	L	ProLogis	108,648
1,000		PS Business Parks, Inc.	44,450
2,000	L	Public Storage, Inc.	126,500
1,250	L	Rayonier, Inc.	66,288
2,825		Reckson Associates Realty Corp.	94,779
1,800	L	Regency Centers Corp.	102,960
1,550	L	Simon Property Group, Inc.	112,360
1,675		SL Green Realty Corp.	108,038
2,800		United Dominion Realty Trust, Inc.	67,340
			3,074,465

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 3.5%
378		Abercrombie & Fitch Co.	$25,969
310	@	Advance Auto Parts, Inc.	20,011
943	@,L	Aeropostale, Inc.	31,685
1,616	L	American Eagle Outfitters, Inc.	49,530
959	@	Barnes & Noble, Inc.	37,209
5,100		Best Buy Co., Inc.	349,605
1,104	@	Brinker Intl., Inc.	44,215
401		Cato Corp.	8,270
303	@	CEC Entertainment, Inc.	12,753
1,823	@	Chico’s FAS, Inc.	62,492
210	@	Childrens Place	9,801
4,538		Circuit City Stores, Inc.	78,462
1,506		Claire’s Stores, Inc.	36,219
3,300		Darden Restaurants, Inc.	108,834
1,200	@@	Don Quijote Co., Ltd.	65,290
3,900	@@	Enterprise Inns PLC	58,189
144	@	GameStop Corp.	4,306
200	@	Genesco, Inc.	7,418
70	@	Guitar Center, Inc.	4,086
4,400	@@	GUS PLC	69,255
260	@	Hibbett Sporting Goods, Inc.	9,838
20,950		Home Depot, Inc.	814,955
5,500		J.C. Penney Co., Inc. Holding Co.	289,190
310	@,L	Jack in the Box, Inc.	11,755
120	@	Jo-Ann Stores, Inc.	3,167
1,500	@@	Lawson, Inc.	52,230
303		Longs Drug Stores Corp.	13,044
3,400		Lowe’s Cos., Inc.	197,948
6,100		McDonald’s Corp.	169,275
412	@	Men’s Wearhouse, Inc.	14,185
1,420		Michaels Stores, Inc.	58,745
330		Movie Gallery, Inc.	8,722
210		Neiman-Marcus Group, Inc.	20,353
1,420	@	O’Reilly Automotive, Inc.	42,330
230	@,L	Panera Bread Co.	14,280
1,381	@,L	Payless Shoesource, Inc.	26,515
70	@,L	PF Chang’s China Bistro, Inc.	4,129
2,100	@,L	Sears Holdings Corp.	314,727
420	@	Select Comfort Corp.	9,001
364	@	Shopko Stores, Inc.	8,849
288	L	Sonic Automotive, Inc.	6,123
182	@	Sonic Corp.	5,556
15,075		Staples, Inc.	321,399
1,900	@	Starbucks Corp.	98,154
413		Stein Mart, Inc.	9,086
4,300		Target Corp.	233,963
392	@,L	Too, Inc.	9,161
5,100	@	Toys “R” Us, Inc.	135,048
800	@,L	Urban Outfitters, Inc.	45,352
15,650		Wal-Mart Stores, Inc.	754,330
12,200		Walgreen Co.	561,078
150	@,L	Zale Corp.	4,754
			5,350,841
		Savings and Loans: 0.0%
200		Downey Financial Corp.	14,640
185	@,L	FirstFed Financial Corp.	11,028
271	@,L	Sterling Financial Corp.	10,135
			35,803
		Semiconductors: 1.1%
4,400	@,@@	ASML Holding NV	69,028
1,280	@	Axcelis Technologies, Inc.	8,781
370	@	DSP Group, Inc.	$8,832
48,650		Intel Corp.	1,267,818
1,396	@,L	Lam Research Corp.	40,400
1,410	@	Micrel, Inc.	16,243
1,773		Microchip Technology, Inc.	52,516
100	@	Microsemi Corp.	1,880
175	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,596
7,350	L	Texas Instruments, Inc.	206,315
110	@,L	Varian Semiconductor Equipment Associates, Inc.	4,070
			1,677,479
		Software: 1.9%
10,200	L	Adobe Systems, Inc.	291,924
495	@,L	Advent Software, Inc.	10,029
330	@,L	Ansys, Inc.	11,718
5,200		Autodesk, Inc.	178,724
105	@,L	Avid Technology, Inc.	5,594
5,100	@	BMC Software, Inc.	91,545
100	@,L	Cerner Corp.	6,797
511		Certegy, Inc.	19,530
9,200	@	Compuware Corp.	66,148
100	@	Digi Intl., Inc.	1,186
304	@	Dun & Bradstreet Corp.	18,742
852	L	Fair Isaac Corp.	31,098
424	@,L	FileNet Corp.	10,659
260	L	Global Payments, Inc.	17,628
117	@,L	Hyperion Solutions Corp.	4,708
4,300	@	Intuit, Inc.	193,973
200	@	Mantech Intl. Corp.	6,208
46,250		Microsoft Corp.	1,148,851
349	@	MRO Software, Inc.	5,099
48,950	@	Oracle Corp.	646,140
5,300	@	Parametric Technology Corp.	33,814
372	@	Progress Software Corp.	11,216
500	@@	SAP AG	86,710
1,346	@	Sybase, Inc.	24,699
120	@,L	THQ, Inc.	3,512
653	@	Transaction Systems Architects, Inc.	16,083
1,416	@	Wind River Systems, Inc.	22,203
			2,964,538
		Telecommunications: 2.3%
329	@,L	Anixter Intl., Inc.	12,229
292	@,L	Audiovox Corp	4,526
29,550	@	Cisco Systems, Inc.	564,701
120	L	Commonwealth Telephone Enterprises, Inc.	5,029
949	@,L	Commscope, Inc.	16,522
6,900	@@	Deutsche Telekom AG	127,179
3,142	@@	Elisa OYJ	49,107
492	L	Harris Corp.	15,355
4,190	@,@@	Hellenic Telecommunications Organization SA	81,198
30,100		Motorola, Inc.	549,626
333	@,L	Netgear Inc	6,194
14	@@	Nippon Telegraph & Telephone Corp.	59,918
17,000	@@	Oki Electric Industry Co., Ltd.	59,628
7,500		QUALCOMM, Inc.	247,575
3,000		Scientific-Atlanta, Inc.	99,810
1,400	@@	TDC A/S	59,961
25,700	@@	Telecom Italia S.p.A.	80,179

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
3,400	@@	Telekom Austria AG	$66,082
1,600	@@	Telekomunikasi Indonesia Tbk PT ADR	33,360
345	L	Telephone & Data Systems, Inc.	14,079
40,400		Verizon Communications, Inc.	1,395,820
			3,548,078
		Toys/Games/Hobbies: 0.1%
182	@	Department 56, Inc.	1,866
3,729		Hasbro, Inc.	77,526
392	@,L	JAKKS Pacific, Inc.	7,530
			86,922
		Transportation: 0.8%
292	L	Arkansas Best Corp.	9,289
355		C.H. Robinson Worldwide, Inc.	20,661
5,200		CSX Corp.	221,832
3,900	@@	Deutsche Post AG	90,709
16	@,@@	East Japan Railway Co.	82,125
100		Expeditors Intl. Washington, Inc.	4,981
240	@,L	Kansas City Southern	4,843
182	@,L	Landstar System, Inc.	5,482
8,700		Norfolk Southern Corp.	269,352
269	@,L	Offshore Logistics, Inc.	8,834
687		Overseas Shipholding Group, Inc.	40,980
5,400	L	United Parcel Service, Inc.	373,463
800	@,L	Yellow Roadway Corp.	40,640
			1,173,191
		Water: 0.0%
1,978	@@	Veolia Environnement	74,072
			74,072
		Total Common Stock (Cost $61,174,597)	69,880,430

PREFERRED STOCK: 0.4%
		Banks: 0.2%
32	@,#	DG Funding Trust	344,200
			344,200
		Diversified Financial Services: 0.1%
4,450	@	National Rural Utilities Cooperative Finance Corp.	110,277
			110,277
		Insurance: 0.1%
4,000	@	Metlife, Inc.	100,720
			100,720
		Total Preferred Stock (Cost $559,277)
			555,197

Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.7%
		Auto Manufacturers: 0.9%
$1,400,000		American Honda Finance Corp., 3.390%, due 10/03/05
			1,401,750
			1,401,750
		Banks: 2.5%
$170,000	@@,L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	$146,288
131,000	@@,#	Banco Santander Santiago Chile SA, 3.720%, due 12/09/09	131,415
95,000	@@,L	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	109,675
140,000	@@	Bank of Ireland, 3.689%, due 12/29/49	123,045
120,000	@@	Bank of Nova Scotia, 2.318%, due 08/31/85	102,336
183,000		BankAmerica Capital II, 8.000%, due 12/15/26	197,908
140,000	@@,#	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	137,796
101,000	@@,#,+	Danske Bank A/S, 5.914%, due 12/29/49	108,908
140,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	116,900
100,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	127,911
127,000	@@,#	HBOS Capital Funding LP, 6.071%, due 06/30/49	137,328
61,000	@@,#	HBOS PLC, 5.375%, due 11/29/49	63,009
390,000	@@,C	HSBC Bank PLC, 3.788%, due 06/29/49	346,699
200,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	173,802
198,000	#	M&T Bank Corp., 3.850%, due 04/01/13	195,778
139,000		Mellon Capital I, 7.720%, due 12/01/26	149,334
150,000	@@	National Australia Bank Ltd., 3.514%, due 10/29/49	133,920
69,000		NB Capital Trust, 7.830%, due 12/15/26	74,425
65,000		NB Capital Trust IV, 8.250%, due 04/15/27	71,110
157,000		PNC Funding Corp., 4.500%, due 03/10/10	158,011
275,000	@@,#	Rabobank Capital Funding II, 5.260%, due 12/29/49	283,388
310,000	@@	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	273,467
120,000	@@,C	Societe Generale, 3.625%, due 11/29/49	105,784
330,000	@@,C	Standard Chartered PLC, 3.750%, due 11/29/49	263,175
120,000	@@,C	Standard Chartered PLC, 3.813%, due 07/29/49	96,300
110,000	@@	Westpac Banking Corp., 3.556%, due 09/30/49	95,460
			3,923,172
		Beverages: 0.2%
141,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	163,737
112,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	138,880

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Beverages (continued)
$66,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	$68,912
			371,529
		Chemicals: 0.0%
49,000	@@,#	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	49,952
			49,952
		Diversified Financial Services: 2.3%
53,576	@@,#	Arcel Finance Ltd., 5.984%, due 02/01/09	55,037
175,000	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	181,752
100,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	108,036
100,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	107,934
55,000	#	Bosphorus Financial Services Ltd., 5.068%, due 02/15/12	55,077
268,000	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	272,020
135,000		Citigroup Capital II, 7.750%, due 12/01/36	144,568
261,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	282,792
65,000	@@	Financiere CSFB NV, 3.625%, due 03/29/49	55,840
47,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	44,120
157,000		Goldman Sachs Group, Inc., 3.538%, due 03/02/10	156,893
127,000		HSBC Finance Corp., 5.000%, due 06/30/15	128,241
204,000	#	HVB Funding Trust I, 8.741%, due 06/30/31	279,720
58,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	81,619
76,000	L	International Lease Finance Corp., 5.000%, due 04/15/10	77,580
127,000		JPM Capital Trust I, 7.540%, due 01/15/27	136,870
156,000		JPM Capital Trust II, 7.950%, due 02/01/27	169,539
199,000	#,+	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	205,172
97,000		Paribas, 3.563%, due 12/31/49	86,369
278,390	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	285,642
299,000	@@,#	Preferred Term Securities XII, 3.910%, due 03/23/35	299,747
1,000,000	#	Toll Road Investors Partnership II LP, 17.620%, due 02/15/45	123,707
100,000	#	Twin Reefs Pass-Through Trust, 4.190%, due 12/10/49	99,360
90,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	99,608
			3,537,243
		Electric: 0.7%
$221,000		Consumers Energy Co., 4.250%, due 04/15/08	$220,855
49,000		Consumers Energy Co., 5.150%, due 02/15/17	49,557
18,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	20,029
114,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	136,518
159,000		Enterprise Capital Trust II, 4.710%, due 06/30/28	157,674
52,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	57,513
115,000	#	Pinnacle West Energy Corp., 3.630%, due 04/01/07	115,076
23,691	#	Power Contract Financing, LLC, 5.200%, due 02/01/06	23,854
117,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	121,502
40,301		PPL Montana, LLC, 8.903%, due 07/02/20	45,565
75,705	#	Tenaska Virginia Partners, LP, 6.119%, due 03/30/24	81,034
			1,029,177
		Food: 0.3%
190,000		Safeway, Inc., 4.800%, due 07/16/07	191,511
263,000		Tyson Foods, Inc., 7.250%, due 10/01/06	272,690
			464,201
		Insurance: 0.4%
73,000	#,L	AIG SunAmerica Global Financing X, 6.900%, due 03/15/32	90,121
26,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	27,944
133,000		Prudential Financial, Inc., 4.104%, due 11/15/06	133,413
290,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	320,851
			572,329
		Media: 0.2%
3,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	2,923
128,000		COX Communications, Inc., 6.850%, due 01/15/18	140,384
87,000		COX Communications, Inc., 7.125%, due 10/01/12	97,704
47,000		Time Warner, Inc., 7.625%, due 04/15/31	58,884
			299,895
		Oil and Gas: 0.6%
110,000		Amerada Hess Corp., 6.650%, due 08/15/11	121,199
151,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	148,482
14,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	15,570

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Oil and Gas (continued)
$101,000	@@,L	Nexen, Inc., 5.200%, due 03/10/15	$102,535
56,000	@@,L	Nexen, Inc., 5.875%, due 03/10/35	57,115
261,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	269,875
104,000		Valero Energy Corp., 6.125%, due 04/15/07	107,111
101,000		Valero Energy Corp., 7.500%, due 04/15/32	125,069
			946,956
		Pipelines: 0.2%
174,000		Duke Capital LLC, 4.331%, due 11/16/06	174,289
111,000		KN Capital Trust III, 7.630%, due 04/15/28	130,304
			304,593
		Real Estate: 0.3%
173,000		EOP Operating, LP, 7.750%, due 11/15/07	185,861
61,000		Liberty Property, LP, 6.375%, due 08/15/12	66,910
12,000		Liberty Property, LP, 6.950%, due 12/01/06	12,450
158,000		Liberty Property, LP, 7.750%, due 04/15/09	175,056
			440,277
		Real Estate Investment Trusts: 0.3%
148,000		Simon Property Group, LP, 4.875%, due 03/18/10	150,752
288,000		Simon Property Group, LP, 6.375%, due 11/15/07	300,835
			451,587
		Retail: 0.1%
201,000		May Department Stores Co., 3.950%, due 07/15/07	199,707
			199,707
		Savings and Loans: 0.1%
129,000		Great Western Financial, 8.206%, due 02/01/27	140,183
			140,183
		Telecommunications: 0.5%
182,000		BellSouth Corp., 4.200%, due 09/15/09	181,527
84,000	@@,+	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	97,451
52,000		New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	62,388
92,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	100,009
95,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	95,719
104,000	L	Sprint Capital Corp., 8.375%, due 03/15/12	125,259
123,000	@@,#	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	123,512
			785,865
		Transportation: 0.1%
$206,000	@@,#	MISC Capital Ltd., 5.000%, due 07/01/09	$210,231
			210,231
		Total Corporate Bonds/Notes
		(Cost $14,976,944)	15,128,647

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.9%
		Federal Home Loan Bank: 0.4%
665,000	L	3.250%, due 12/17/07	655,961
			655,961
		Federal Home Loan Mortgage Corporation: 4.5%
1,445,000		2.700%, due 03/16/07	1,418,085
729,590		4.500%, due 12/15/16	731,434
302,542		4.500%, due 06/15/17	303,390
477,000		5.000%, due 05/15/20	487,095
1,366,687		5.500%, due 11/15/18	1,401,617
618,000	W	5.500%, due 07/15/34	626,690
273,000		5.875%, due 03/21/11	294,713
506,531		6.000%, due 01/15/29	526,712
762,000		6.500%, due 07/15/34	788,908
335,469		7.000%, due 11/01/31	353,330
			6,931,974
		Federal National Mortgage Association: 11.4%
331,000	L	3.000%, due 08/15/07	325,608
658,000		3.500%, due 01/28/08	651,417
1,071,000		3.875%, due 02/01/08	1,067,800
346,218		4.500%, due 09/25/16	346,732
271,000	W	4.500%, due 07/15/19	269,814
78,000	W	4.500%, due 07/15/35	76,294
610,000	L	4.625%, due 10/15/13	628,453
165,320		4.837%, due 11/01/34	167,318
301,816		4.947%, due 01/01/35	304,708
1,543,000	W	5.000%, due 07/01/18	1,560,359
4,680,000	W	5.000%, due 07/15/34	4,681,459
608,000		5.250%, due 08/01/12	641,808
21,446		5.500%, due 01/01/18	22,037
354,726		5.500%, due 02/01/18	364,468
826,000	W	5.500%, due 07/15/19	847,940
368,545		5.500%, due 11/01/33	374,146
1,318,000	W	5.500%, due 07/15/34	1,336,123
455,919		6.000%, due 08/01/16	471,684
308,224		6.000%, due 04/25/31	323,194
1,783,000		6.000%, due 07/15/34	1,828,130
541,923		6.500%, due 07/01/29	561,197
342,000	W	6.500%, due 07/15/33	353,970
279,000		6.625%, due 11/15/10	313,767
108,349		7.000%, due 02/01/31	114,325
10,574		7.500%, due 11/01/30	11,302
51,619		7.500%, due 09/01/31	55,173
			17,699,226
		Government National Mortgage Association: 0.6%
66,530		6.500%, due 01/15/29	69,616
52,109		6.500%, due 10/15/31	54,503
119,440		6.500%, due 01/15/32	124,912
35,412		7.000%, due 01/15/28	37,557
89,530		7.000%, due 02/15/28	94,952
219,572		7.000%, due 02/15/28	232,870

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Government National Mortgage Association (continued)
$30,406		7.000%, due 02/15/28	$32,248
253,535		7.500%, due 12/15/23	273,526
			920,184
		Total U.S. Government Agency Obligations (Cost $26,120,454)	26,207,345

U.S. TREASURY OBLIGATIONS: 8.7%
		U.S. Treasury Bonds: 4.8%
3,985,000	L	4.125%, due 05/15/15	4,044,465
1,080,000	L	5.375%, due 02/15/31	1,274,738
266,000	L	5.500%, due 08/15/28	313,329
763,000	L	6.000%, due 02/15/26	940,338
664,000	L	6.250%, due 08/15/23	827,692
			7,400,562
		U.S. Treasury Notes: 3.6%
2,049,000	S,L	3.500%, due 05/31/07	2,043,398
572,000	L	3.625%, due 06/15/10	569,396
836,000	L	3.750%, due 05/15/08	838,091
180,000		4.120%, due 06/30/07	179,958
326,000		4.250%, due 04/15/10	330,011
559,000	L	10.375%, due 11/15/12	643,134
766,000	L	13.250%, due 05/15/14	1,026,650
			5,630,638
		U.S. Treasury STRIP: 0.3%
823,000		4.180%, due 05/15/16	527,127
			527,127
		Total U.S. Treasury Obligations (Cost $13,386,895)	13,558,327

ASSET-BACKED SECURITIES: 1.6%
		Automobile Asset-Backed Securities: 0.4%
39,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	38,328
90,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	89,459
128,356		Household Automotive Trust, 2.310%, due 04/17/08	127,575
325,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	319,392
			574,754
		Credit Card Asset-Backed Securities: 1.0%
115,000		Bank One Issuance Trust, 4.540%, due 09/15/10	115,827
115,000		Capital One Master Trust, 4.900%, due 03/15/10	117,038
855,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	880,566
390,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	396,469
13,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	13,804
58,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	61,732
			1,585,436
		Home Equity Asset-Backed Securities: 0.1%
18,000		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	18,005
$100,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	$99,093
			117,098
		Other Asset-Backed Securities: 0.1%
41,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	40,639
41,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	40,643
			81,282
		Total Asset-Backed Securities (Cost $2,386,056)	2,358,570

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.2%
		Commercial Mortgage-Backed Securities: 2.5%
26,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,746
37,000		Capco America Securitization Corp., 6.460%, due 10/15/30	39,633
230,000		COMM, 3.600%, due 03/10/39	225,427
975,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	968,726
82,000		CS First Boston Mortgage Securities Corp., 7.777%, due 04/14/62	93,869
460,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	487,644
180,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	192,637
1,090,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,205,832
224,746		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	222,778
40,000		GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	40,929
212,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	211,838
30,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	30,159
21,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	20,948
23,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	23,272
121,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	136,490
			3,925,928
		Whole Loan Collateralized Mortgage Obligations: 2.5%
38,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	38,878
660,980		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	672,661

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount				Value
		Whole Loan Collateralized Mortgage Obligations (continued)
$255,285		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18		$256,884
629,000		CS First Boston Mortgage Securities Corp., 4.080%, due 10/25/33		633,909
116,192	#	GSMPS Mortgage Loan Trust, 3.664%, due 01/25/35		116,670
402,212		MASTR Alternative Loans Trust, 5.500%, due 01/25/20		411,912
1,081,112		MASTR Asset Securitization Trust, 5.500%, due 06/25/33		1,088,883
355,000		Residential Accredit Loans Inc, 5.750%, due 04/25/35		365,346
249,394		Thornburg Mortgage Securities Trust, 3.684%, due 09/25/34		250,165
				3,835,308
		Whole Loan Collateralized Support CMO: 0.2%
161,772		Bank of America Mortgage Securities, 5.250%, due 11/25/19		164,083
127,327		Bank of America Mortgage Securities, 5.500%, due 11/25/33		129,129
				293,212
		Total Collateralized Mortgage Obligations (Cost $8,095,858)		8,054,448

MUNICIPAL BONDS: 0.3%
		Municipal: 0.3%
70,000		City of New York, 5.000%, due 11/01/08		74,321
70,000		City of New York, 5.000%, due 11/01/11		76,401
70,000		City of New York, 5.000%, due 11/01/15		77,172
30,000		City of New York, 5.000%, due 04/01/35		31,703
70,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		69,472
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		60,672
		Total Municipal Bonds (Cost $388,824)		389,741
		Total Long-Term Investments (Cost $127,088,905)		136,132,705

SHORT-TERM INVESTMENTS: 36.5%
		Commercial Paper: 14.3%
1,500,000	S	American Express Bank, 3.196%, due 03/16/06		1,500,194
1,000,000		ASB Bank Ltd., 3.320%, due 08/09/05		996,328
1,500,000		ASB Bank Ltd., 3.420%, due 08/24/05		1,492,208
1,500,000	S	Concord Minuteman, 3.140%, due 07/07/05		1,499,084
$1,500,000	S	Concord Minutemen, 3.160%, due 07/07/06		$1,499,976
3,200,000	#,S	Crown Point Capital Co. LLC, 3.440%, due 07/15/05		3,195,414
1,500,000	S	Goldman Sachs, 3.150%, due 07/01/05		1,499,869
4,500,000	S	Master Fund LLC, 3.180%, due 07/13/05		4,494,832
1,400,000	S	Monument, 3.120%, due 07/06/05		1,399,272
2,102,000	S	St. Germain Holding Ltd., 3.130%, due 07/12/05		2,099,807
2,500,000		Three Pillar Funding, 3.200%, due 07/14/05		2,496,889
		Total Commercial Paper (Cost $22,175,703)		22,173,873
		Repurchase Agreement: 5.6%
8,678,000	S	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $8,678,000 to be received upon repurchase (Collateralized by $9,265,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $9,031,840, due 05/19/08)		8,678,000
		Total Repurchase Agreement (Cost $8,678,000)		8,678,000
		Securities Lending Collateralcc: 16.6%
25,663,578		The Bank of New York Institutional Cash Reserves Fund		25,663,578
		Total Securities Lending Collateral (Cost $25,663,578)		25,663,578
		Total Short-Term Investments (Cost $56,517,281)		56,515,451
		Total Investments In Securities (Cost $183,606,186)*	124.3%	$192,648,156
		Other Assets and Liabilities-Net	(24.3)	(37,620,586)
		Net Assets
			100.0%	$155,027,570

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security.
@@	Foreign issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $184,815,279. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,415,810
	Gross Unrealized Depreciation	(1,582,933)
	Net Unrealized Appreciation	$7,832,877

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING VP Strategic Allocation Income Portfolio:

In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation
EUR			USD
Euro 4,840	Sell	07/05/05	5,855	$5,861	$(6)

Information concerning open futures contracts for the ING VP Strategic Allocation Income Portfolio is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)
90 Day Euro	44	$10,576,500	09/19/05	$(9,570)
U.S. Long Bond	13	1,543,750	09/21/05	11,162
				$1,592

Short Contracts
90 Day Euro	44	$10,563,300	12/19/05	$5,280
U.S. 5 Year Note	27	2,940,047	09/21/05	(12,576)
				$(7,296)
				$(5,704)

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

In connection with each annual approval, the Board is provided with the qualitative and quantitative information to assist it in evaluating whether to approve the continuance of the Agreements.

In considering whether to approve the Investment Management Agreement and the Sub-Advisory Agreements, the Board, including the Independent Directors, considered a number of factors they believed to be relevant in light of the legal advice furnished to them by independent legal counsel and their own business judgment.

In connection with their deliberations, the Board considered information that had been provided by the Investment Manager and each Sub-Adviser throughout the year at regular Board meetings, as well as information furnished for a Board meeting held on December 15, 2004 to specifically consider the approval of each Portfolio’s current Investment Management Agreement and the Sub-Advisory Agreement. Prior to taking action with respect to each Portfolio’s Investment Management Agreement and Sub-Advisory Agreement, the Contract Committee of the Board (which is comprised entirely of independent Directors) met with independent legal counsel on November 9 and 10, 2004 and again on December 13 and 14, 2004 to review and discuss the information provided by the Investment Manager and Sub-Adviser. This information included the following: (1) summaries for each Portfolio that provide information about the performance, management fees and other expenses of the Portfolio and its respective peer group, as determined based upon a methodology approved by the Contract Committee (the “Selected Peer Group”), as well as information about the Portfolio’s investment portfolios, objectives and strategies; (2) responses to questions posed by independent legal counsel on behalf of the Independent Directors; (3) copies of each form of Investment Management and Sub-Advisory Agreement; (4) copies of the Form ADV for the Investment Manager and Sub-Adviser to the Portfolios; (5) financial statements for the Investment Manager and Sub-Adviser to the Portfolios; (6) profitability analyses for the Investment Manager and Sub-Adviser with respect to each Portfolio and with respect to all Portfolios and other funds within the ING complex of mutual funds as a group; (7) an analysis of the compensation paid to investment personnel of the Sub-Adviser on an absolute basis and in relation to others in the investment management industry; and (8) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by portfolio managers and other investment professionals of the Investment Manager and Sub-Adviser.

The Board considered, among other things, the following factors in determining whether to approve each Agreement: (1) the actions of the Investment Manager in response to recent regulatory developments, including the development of written policies and procedures reasonably designed to prevent violations of the federal securities laws; (2) the hiring of an individual to serve as the Chief Compliance Officer for the Portfolios; (3) the responsiveness of the Investment Manager to inquiries from regulatory agencies such as the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.; (4) the commitment of the Investment Manager and Sub-Adviser to reduce brokerage costs, portfolio turnover rates and research acquired through the use of soft dollars from the Portfolios’ brokerage; (5) the financial strength of the Investment Manager and Sub-Adviser; (6) the Investment Manager’s willingness to waive fees from time to time to limit the total expenses of a Portfolio; (7) the adequacy of the compensation paid to investment personnel of the Sub-Adviser; (8) with respect to ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio and ING VP Index Plus SmallCap Portfolio, which employ quantitative research factors and models, the hiring of a new director of Quantitative Equity Research and other investment personnel to oversee the development of improved quantitative modeling processes; (9) the actions taken by the Manager over time to reduce the operating expenses of the Portfolios, including fees and expenses for transfer agency, custody and audit services; (10) the Codes of Ethics for each of the Manager and Sub-Adviser and related procedures for complying therewith; and (11) with respect to each Portfolio, the specific factors and conclusions identified below. The conclusions relating to comparative fees, expenses and performance set forth below for each Portfolio are for periods ended June 30, 2004.

The Board also considered the profits being realized by ING, ING IM and various affiliates during each of the past three years with respect to (i) each Fund standing alone, (ii) all retail Funds as a group, (iii) all variable product Funds as a group, and (iv) all retail Funds and variable product Portfolios as a group. The Board further considered the costs incurred by ING and ING IM in providing investment management services for each Fund in light of the changes in assets under management for each Fund during relevant

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

time periods and concluded that (i) the economies of scale currently being realized by ING and ING IM do not warrant the implementation of additional breakpoints for any of the Funds and (ii) the profits being realized by ING and ING IM from their relationships with the Funds are not unreasonable in light of the quality of the services being rendered.

Based upon its review of these factors, the Board determined that continuation of the Investment Management Agreement and Sub-Advisory Agreement is in the interest of each Portfolio and its shareholders and accordingly, the Board, including all of the Independent Directors, approved continuation of the Investment Management Agreement and Sub-Advisory Agreements for an additional one-year period.

ING VP Index Plus LargeCap Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio outperformed its Selected Peer Group median returns for all periods except the five-year period, when it performed on par with its Selected Peer Group, but underperformed its benchmark index for all periods reviewed by the Board.

ING VP Index Plus MidCap Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is equal to the median and below the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median returns for all periods reviewed by the Board except the one-year period.

ING VP Index Plus SmallCap Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is equal to the median and below the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio outperformed its Selected Peer Group median returns for the most recent quarter, year-to-date, one-, and three-year periods, but underperformed its Selected Peer Group median return for the five-year period and underperformed its benchmark index for all remaining periods reviewed by the Board.

ING VP Strategic Allocation Balanced Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is above the median and the average management fees of its Selected Peer Group, but well within one standard deviation of the average, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its primary benchmark index for the three- and five-year periods, outperformed its composite benchmark index for the year-to-date period and outperformed its Selected Peer Group median return for the year-to-date period, but underperformed its primary benchmark index, composite benchmark index and Selected Peer Group median return for the remaining periods reviewed by the Board, (4) the Investment Adviser and Sub-Adviser have taken action to improve the Portfolio’s performance, including making additional resources available to the portfolio management team, and (5) it would be appropriate to allow a reasonable period of time to evaluate the effectiveness of these actions.

ING VP Strategic Allocation Growth Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is above the median and the average management fees of its Selected Peer Group, but well within one standard deviation of the average, (2) the expense ratio for the Portfolio is equal to the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its primary benchmark index for the three- and five-year periods, outperformed its Selected Peer Group median returns for the year-to-date and one-year periods and performed on par with its Selected Peer Group median return for the most recent quarter, but underperformed its composite benchmark index for all remaining periods reviewed by the Board, and (4) the Investment Adviser and Sub-Adviser have taken action to improve the Portfolio’s performance, including making additional resources available to the portfolio management team, and (5) it would be

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

appropriate to allow a reasonable period of time to evaluate the effectiveness of these actions.

ING VP Strategic Allocation Income Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is above the median and the average management fees of its Selected Peer Group, but well within one standard deviation of the average, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its primary benchmark index for the most recent quarter, year-to-date, and one-year periods, outperformed its composite index for the year-to-date and one-year periods and outperformed its Selected Peer Group median returns for the three-year and five-year periods, but underperformed its primary benchmark index, composite index and Selected Peer Group median returns for all remaining periods reviewed by the Board, and (4) the Investment Adviser and Sub-Adviser have taken action to improve the Portfolio’s performance, including making additional resources available to the portfolio management team, and (5) it would be appropriate to allow a reasonable period of time to evaluate the effectiveness of these actions.

Investment Manager

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-AIP/SAIS	(0605-081705)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee operates pursuant to a Charter approved by the Board.  The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner.  At a minimum, the following information as to each individual proposed for nomination as director should be included:  the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by shareholders of the Fund, the Nominating Committee shall consider the following:  (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.  Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 25, 2005

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2005